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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2012

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia California Tax-Exempt Fund

July 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 96.3%
AIRPORT 3.0%
City of Los Angeles Department of Airports Revenue Bonds Series 2009A
05/15/34	5.000%	$1,000,000	$1,120,670
County of Orange Airport Revenue Bonds Series 2009A
07/01/39	5.250%	2,500,000	2,827,250
County of Sacramento Airport System
Revenue Bonds
Senior Series 2009B
07/01/39	5.750%	3,000,000	3,419,700
County of Sacramento Airport System (a)
Revenue Bonds
Senior Series 2008B (AGM) AMT
07/01/39	5.250%	1,000,000	1,080,550
San Diego County Regional Airport Authority Refunding Revenue Bonds Series 2005 (AMBAC) AMT (a)
07/01/20	5.250%	750,000	896,992
San Francisco City & County Airports Commission (a)
Refunding Revenue Bonds
2nd Series 2008-34E (AGM) AMT
05/01/25	5.750%	1,500,000	1,731,450
2nd Series 2011F AMT
05/01/29	5.000%	5,210,000	5,777,786
Total			16,854,398
DISPOSAL 0.4%
California Pollution Control Financing Authority Refunding Revenue Bonds Waste Management Series 2002A AMT (a)
01/01/22	5.000%	2,000,000	2,191,840

HIGHER EDUCATION 5.1%
California Educational Facilities Authority
Revenue Bonds
California College of the Arts
Series 2005
06/01/26	5.000%	1,000,000	1,023,250
06/01/35	5.000%	1,500,000	1,514,880
California Lutheran University
Series 2008
10/01/21	5.250%	665,000	736,009
10/01/38	5.750%	3,000,000	3,199,770
Chapman University
Series 2011
04/01/31	5.000%	4,375,000	4,882,544
Loyola Marymount University
Series 2010A
10/01/40	5.125%	1,250,000	1,366,937
Scripps College
Series 2001
08/01/31	5.000%	1,500,000	1,502,385

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HIGHER EDUCATION (CONTINUED)
Woodbury University
Series 2006
01/01/25	5.000%	$1,830,000	$1,845,244
California Municipal Finance Authority
Revenue Bonds
Biola University
Series 2008
10/01/28	5.800%	2,000,000	2,185,560
Emerson College
Series 2011
01/01/42	6.000%	1,250,000	1,474,625
California State University Revenue Bonds Systemwide Series 2009A
11/01/40	6.000%	2,000,000	2,356,040
California Statewide Communities Development Authority (b)
Revenue Bonds
San Francisco Art Institute
Series 2002
04/01/32	7.375%	1,750,000	1,777,387
California Statewide Communities Development Authority (c)
Revenue Bonds
Thomas Jefferson School of Law
Series 2008A
10/01/38	7.250%	2,955,000	3,141,165
University of California Revenue Bonds Series 2008D
05/15/27	5.000%	1,500,000	1,703,535
Total			28,709,331
HOSPITAL 14.7%
ABAG Finance Authority for Nonprofit Corps. Revenue Bonds Sharp Healthcare Series 2012A
08/01/27	5.000%	900,000	1,018,728
California Health Facilities Financing Authority
Refunding Revenue Bonds
Cedars Sinai Medical Center
Series 2005
11/15/34	5.000%	4,025,000	4,383,587
Revenue Bonds
Adventist Health System West
Series 2009A
09/01/39	5.750%	7,000,000	7,989,730
Catholic Healthcare
Series 2011A
03/01/41	5.250%	3,000,000	3,329,880
Catholic Healthcare West
Series 2009A
07/01/39	6.000%	1,000,000	1,179,940
Series 2009E
07/01/25	5.625%	1,125,000	1,298,700
Cedars Sinai Medical Center

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
Series 2009
08/15/39	5.000%	$8,150,000	$8,848,536
Children’s Hospital
Series 2011A
11/01/41	5.250%	5,000,000	5,531,900
Kaiser Permanente
Series 2006A
04/01/39	5.250%	3,350,000	3,533,413
Providence Health & Services
Series 2008C
10/01/28	6.250%	500,000	597,055
Scripps Health
Series 2010A
11/15/36	5.000%	750,000	822,795
St. Joseph Health System
Series 2009A
07/01/29	5.500%	1,500,000	1,752,000
Sutter Health
Series 2008A
08/15/30	5.000%	2,500,000	2,739,550
Series 2011B
08/15/31	5.875%	1,815,000	2,192,447
Unrefunded Revenue Bonds
Providence Health
Series 2008
10/01/38	6.500%	1,470,000	1,753,049
California Municipal Finance Authority
Certificate of Participation
Community Hospital of Central California
Series 2007
02/01/37	5.250%	2,500,000	2,577,675
Revenue Bonds
Community Hospitals of Central California
Series 2009
02/01/39	5.500%	4,000,000	4,227,880
California Statewide Communities Development Authority
Revenue Bonds
Catholic Healthcare West
Series 2008B
07/01/30	5.500%	1,950,000	2,164,676
John Muir Health
Series 2006A
08/15/32	5.000%	3,000,000	3,214,800
Series 2009
07/01/39	5.125%	500,000	537,115
Kaiser Permanente
Series 2002A
11/01/32	5.500%	1,000,000	1,009,200
Series 2006B
03/01/45	5.250%	1,000,000	1,056,010
Series 2012A
04/01/42	5.000%	2,500,000	2,736,450
Sutter Health
Series 2002B
08/15/42	5.625%	500,000	500,000
Series 2011A
08/15/42	6.000%	2,000,000	2,402,000
Various Kaiser

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
Series 2001C
08/01/31	5.250%	$1,100,000	$1,225,565
City of Marysville Revenue Bonds Fremont-Rideout Health Series 2011
01/01/42	5.250%	4,000,000	4,333,400
City of Newport Beach Revenue Bonds Hoag Memorial Presbyterian Hospital Series 2011
12/01/40	6.000%	1,000,000	1,230,690
City of Torrance Revenue Bonds Torrance Memorial Medical Center Series 2010A
09/01/30	5.000%	3,000,000	3,265,860
City of Turlock Certificate of Participation Emanuel Medical Center, Inc. Series 2004
10/15/13	5.000%	940,000	969,751
Palomar Pomerado Health Certificate of Participation Series 2009
11/01/39	6.750%	350,000	390,887
Sierra View Local Health Care District Revenue Bonds Series 2007
07/01/37	5.250%	3,500,000	3,612,945
Total			82,426,214
INVESTOR OWNED 0.9%
City of Chula Vista
Revenue Bonds
San Diego Gas & Electric Co.
Series 2004D
01/01/34	5.875%	1,000,000	1,173,690
City of Chula Vista (a)
Revenue Bonds
San Diego Gas & Electric Co.
Series 2005D AMT
12/01/27	5.000%	3,500,000	3,873,485
Total			5,047,175
JOINT POWER AUTHORITY 0.4%
California Infrastructure & Economic Development Bank Revenue Bonds California Independent System Operator Series 2009A
02/01/39	6.250%	2,000,000	2,206,780

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL APPROPRIATION 3.1%
Anaheim Public Financing Authority Subordinated Revenue Bonds Public Improvements Project Series 1997C (AGM)
09/01/14	6.000%	$2,000,000	$2,202,140
City of Modesto Certificate of Participation Community Center Refinancing Project Series 1993A (AMBAC)
11/01/23	5.000%	2,235,000	2,273,353
County of San Joaquin Certificate of Participation Capital Facilities Project Series 1993 (NPFGC)
11/15/13	5.500%	1,205,000	1,227,654
Los Angeles Municipal Improvement Corp.
Revenue Bonds
Capital Equipment
Series 2008A
09/01/24	5.000%	1,000,000	1,104,990
Series 2008B
09/01/38	5.000%	3,000,000	3,208,920
Pico Rivera Public Financing Authority Revenue Bonds Series 2009
09/01/31	5.500%	1,500,000	1,692,735
San Mateo County Board of Education Refunding Certificate of Participation Series 2009
06/01/35	5.250%	2,000,000	2,255,000
Victor Elementary School District Certificate of Participation School Construction Refinancing Series 1996 (NPFGC)
05/01/18	6.450%	3,035,000	3,286,116
Total			17,250,908
LOCAL GENERAL OBLIGATION 6.6%
Central Valley Schools Financing Authority Refunding Revenue Bonds School District General Obligation Bond Program Series 1998A (NPFGC)
02/01/18	6.450%	855,000	938,140
Culver City School Facilities Financing Authority Revenue Bonds Culver City United School District Series 2005 (AGM)
08/01/26	5.500%	1,750,000	2,331,158
East Side Union High School District Unlimited General Obligation Refunding Bonds Series 2003B (NPFGC)
08/01/26	5.250%	2,010,000	2,440,803

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
Grossmont Healthcare District Unlimited General Obligation Bonds 2006 Election Series 2011B
07/15/34	6.000%	$2,000,000	$2,454,000
Jefferson Union High School District Unlimited General Obligation Refunding Bonds Series 2000A (NPFGC)
08/01/25	6.450%	1,000,000	1,322,180
Lakeside Union School District San Diego County Unlimited General Obligation Bonds Series 2009
08/01/33	5.000%	3,340,000	3,799,617
Los Angeles Unified School District Unlimited General Obligation Bonds Series 2009D
01/01/34	5.000%	750,000	847,545
Manteca Unified School District Unlimited General Obligation Bonds Capital Appreciation-Election of 2004 Series 2006 (NPFGC) (d)
08/01/32	0.000%	5,440,000	1,779,152
Menifee Union School District Unlimited General Obligation Bonds Election of 2008 Series 2008A
08/01/33	5.500%	3,125,000	3,494,656
Mount Diablo Unified School District Unlimited General Obligation Bonds Election of 2010 Series 2012E
08/01/32	5.000%	2,500,000	2,854,925
New Haven Unified School District Unlimited General Obligation Refunding Bonds Series 2002 (AGM)
08/01/17	12.000%	1,565,000	2,389,145
Oakland Unified School District/Alameda County
Unlimited General Obligation Bonds
Election of 2006
Series 2012A
08/01/22	5.000%	750,000	828,435
08/01/32	5.500%	2,500,000	2,778,275
Rocklin Unified School District Unlimited General Obligation Bonds Capital Appreciation Series 1995C (NPFGC) (d)
07/01/20	0.000%	3,460,000	2,588,045
San Bernardino Community College District Unlimited General Obligation Bonds Election of 2002 Series 2008A
08/01/33	6.250%	1,000,000	1,200,950

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
San Marino Unified School District Unlimited General Obligation Bonds Series 1998B
06/01/23	5.000%	$1,000,000	$1,274,200
San Mateo County Community College District Prerefunded 09/01/12 Unlimited General Obligation Bonds Election of 2001 Series 2002A (NPFGC/FGIC)
09/01/18	5.375%	1,000,000	1,004,270
Simi Valley Unified School District Refunding Certificate of Participation Capital Improvement Projects Series 1998 (AMBAC)
08/01/22	5.250%	925,000	1,015,530
West Contra Costa Unified School District Unlimited General Obligation Refunding Bonds Series 2012
08/01/32	5.000%	1,650,000	1,854,353
Total			37,195,379
MULTI-FAMILY 2.5%
California Housing Finance Agency Revenue Bonds Multifamily Housing III Series 1999A AMT (a)
02/01/36	5.375%	2,280,000	2,281,596
California Statewide Communities Development Authority
Refunding Revenue Bonds
Quail Ridge Apartments
Senior Series 2002E-1
07/01/32	5.375%	2,000,000	1,662,880
University of California Irvine East Campus Apartments
Series 2006
05/15/38	5.000%	2,500,000	2,542,925
Series 2012
05/15/31	5.125%	2,000,000	2,133,140
Revenue Bonds
CHF-Irvine LLC-UCI East Campus
Series 2008
05/15/17	5.000%	1,600,000	1,805,632
University of California Irvine East Campus Apartments
Series 2008
05/15/32	5.750%	1,500,000	1,610,310
Munimae TE Bond Subsidiary LLC Series 2004A-2 AMT (a)(b)(c)
06/29/49	4.900%	2,000,000	1,679,980
Total			13,716,463

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MUNICIPAL POWER 4.6%
Anaheim Public Financing Authority Revenue Bonds Anaheim Electric Systems Distribution Series 2009
10/01/25	5.000%	$1,000,000	$1,153,070
California State Department of Water Resources Revenue Bonds Series 2010M
05/01/15	5.000%	4,500,000	5,053,275
City of Redding Certificate of Participation Series 2008A (AGM)
06/01/27	5.000%	865,000	964,267
City of Riverside Electric Revenue Bonds Series 2008D (AGM)
10/01/28	5.000%	1,325,000	1,488,200
City of Vernon
Revenue Bonds
Series 2009A
08/01/21	5.125%	2,730,000	3,073,653
Series 2012A
08/01/30	5.000%	1,000,000	1,074,930
Imperial Irrigation District Refunding Revenue Bonds System Series 2011A
11/01/31	6.250%	1,000,000	1,240,450
Los Angeles Department of Water & Power Revenue Bonds Power System Subordinated Series 2008A-1
07/01/38	5.250%	1,750,000	2,040,343
Modesto Irrigation District Certificate of Participation Series 2004B
07/01/35	5.500%	2,000,000	2,187,440
Puerto Rico Electric Power Authority Revenue Bonds Series 2008WW (e)
07/01/28	5.000%	1,500,000	1,574,250
Sacramento Municipal Utility District Revenue Bonds Series 1997K (AMBAC)
07/01/24	5.250%	2,220,000	2,786,100
Southern California Public Power Authority Revenue Bonds Milford Wind Corridor Project Series 2010-1
07/01/30	5.000%	500,000	573,195

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MUNICIPAL POWER (CONTINUED)
Walnut Energy Center Authority Revenue Bonds Series 2004A (AMBAC)
01/01/29	5.000%	$2,500,000	$2,571,250
Total			25,780,423
OTHER BOND ISSUE 1.2%
California Infrastructure & Economic Development Bank
Revenue Bonds
Series 2008
02/01/38	5.250%	3,050,000	3,267,648
Series 2008
02/01/33	5.250%	3,000,000	3,257,460
Total			6,525,108
PORTS 1.0%
Port Commission of the City & County of San Francisco Revenue Bonds Series 2010A
03/01/40	5.125%	5,000,000	5,491,500

PREP SCHOOL 0.3%
California Statewide Communities Development Authority Revenue Bonds Aspire Public Schools Series 2010
07/01/30	6.000%	1,430,000	1,475,145

PREPAID GAS 0.2%
M-S-R Energy Authority Revenue Bonds Series 2009B
11/01/34	7.000%	1,000,000	1,311,870

REFUNDED / ESCROWED 3.0%
California Health Facilities Financing Authority Prerefunded 10/01/18 Revenue Bonds Providence Health Series 2008
10/01/38	6.500%	30,000	39,723
City of Pomona Refunding Revenue Bonds Series 1990B Escrowed to Maturity (GNMA/FHLMC)
08/01/23	7.500%	900,000	1,198,953
City of Redding Revenue Bonds Series 1992 Escrowed to Maturity (NPFGC) (f)
07/01/22	11.103%	435,000	643,922

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
REFUNDED / ESCROWED (CONTINUED)
County of Riverside Revenue Bonds Series 1989A Escrowed to Maturity (GNMA) AMT (a)
05/01/21	7.800%	$2,500,000	$3,630,000
Los Angeles Harbor Department Revenue Bonds Series 1988 Escrowed to Maturity
10/01/18	7.600%	600,000	722,682
San Joaquin Hills Transportation Corridor Agency Revenue Bonds Senior Lien Series 1993 Escrowed to Maturity (d)
01/01/20	0.000%	12,000,000	10,560,840
Total			16,796,120
RESOURCE RECOVERY 0.9%
California Municipal Finance Authority (a)(b)
Revenue Bonds
UTS Renewable Energy - Waste Water
Series 2011 AMT
12/01/15	3.950%	2,100,000	2,101,281
12/01/32	7.500%	2,885,000	3,045,118
Total			5,146,399
RETIREMENT COMMUNITIES 1.4%
ABAG Finance Authority for Nonprofit Corps. Refunding Revenue Bonds Episcopal Senior Communities Series 2011
07/01/31	6.000%	2,200,000	2,469,280
California Health Facilities Financing Authority Revenue Bonds Insured Episcopal Home Series 2010B
02/01/32	6.000%	2,000,000	2,251,460
California Statewide Communities Development Authority
Revenue Bonds
American Baptist Homes West
Series 2010
10/01/39	6.250%	1,500,000	1,628,565
Eskaton Properties, Inc.
Series 2012
11/15/34	5.250%	1,250,000	1,308,600
Total			7,657,905
SINGLE FAMILY 0.7%
CRHMFA Homebuyers Fund (a)
Revenue Bonds
Mortgage-Backed Securities Program
Series 2000B (GNMA/FNMA) AMT
06/01/31	7.300%	15,000	15,416
Series 2000D (GNMA/FNMA) AMT
06/01/31	7.100%	20,000	20,715
California Housing Finance Agency (a)
Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SINGLE FAMILY (CONTINUED)
Home Mortgage
Series 2006H (FGIC) AMT
08/01/30	5.750%	$735,000	$766,134
Series 2006K AMT
08/01/26	4.625%	2,500,000	2,449,275
02/01/42	5.500%	370,000	382,991
Total			3,634,531
SPECIAL NON PROPERTY TAX 1.0%
Riverside County Transportation Commission Revenue Bonds Limited Tax Series 2010A
06/01/32	5.000%	5,000,000	5,652,300

SPECIAL PROPERTY TAX 17.7%
Anaheim Community Facilities District No. 06-2 Special Tax Bonds Stadium Lofts Series 2007
09/01/37	5.000%	1,000,000	974,840
Bakersfield Redevelopment Agency
Tax Allocation Bonds
Old Town Kern Pioneer
Series 2009A
08/01/29	7.500%	1,845,000	1,999,666
Southeast Bakersfield
Series 2009B
08/01/29	7.250%	860,000	945,579
Carson Redevelopment Agency Tax Allocation Bonds Housing Series 2010A
10/01/30	5.000%	5,000,001	5,263,250
Cerritos Public Financing Authority Tax Allocation Bonds Los Coyotes Redevelopment Project Loan Series 1993A (AMBAC)
11/01/23	6.500%	2,000,000	2,321,100
City of Carson Special Assessment Bonds District No. 92-1 Series 1992
09/02/22	7.375%	110,000	110,184
City of Palo Alto Refunding & Improvement Special Assessment Bonds Limited Obligation-University Ave. Series 2012
09/02/29	5.000%	800,000	871,384
City of Redwood Special Tax Bonds Community Facilities District 1 Series 2003B
09/01/28	5.950%	750,000	758,243

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL PROPERTY TAX (CONTINUED)
City of Yucaipa Refunding Special Tax Bonds Community Facilities District No. 98-1 Series 2011
09/01/30	5.375%	$1,500,000	$1,626,015
Eastern Municipal Water District
Special Tax Bonds
District No. 2004-27 Cottonwood
Series 2006
09/01/27	5.000%	200,000	204,074
09/01/36	5.000%	500,000	502,360
Elk Grove Unified School District
Refunding Special Tax Bonds
Community Facilities District No. 1
Series 1995 (AMBAC)
12/01/24	6.500%	3,000,000	3,507,000
Elk Grove Unified School District (d)
Refunding Special Tax Bonds
Capital Appreciation-Community Facilities No. 1
Series 1995 (AMBAC)
12/01/18	0.000%	2,720,000	1,977,821
Folsom Redevelopment Agency
Tax Allocation Bonds
Central Folsom Redevelopment Project
Series 2009
08/01/29	5.125%	1,000,000	1,063,700
08/01/36	5.500%	1,000,000	1,068,760
Inglewood Redevelopment Agency Refunding Tax Allocation Bonds Merged Redevelopment Project Series 1998A (AMBAC)
05/01/23	5.250%	2,100,000	2,323,524
Lammersville School District Community Facilities District No. 2002 Special Tax Bonds Mountain House Series 2006
09/01/35	5.125%	1,000,000	1,000,140
Lancaster Financing Authority Subordinated Tax Allocation Bonds No. 5 & 6 Redevelopment Projects Series 2003 (NPFGC)
02/01/17	5.125%	1,270,000	1,325,651
Long Beach Bond Finance Authority Tax Allocation Bonds Series 2006C (AMBAC)
08/01/31	5.500%	3,250,000	3,296,052
Los Angeles Community Redevelopment Agency Tax Allocation Bonds Hollywood Redevelopment Project Series 1998C (NPFGC)
07/01/18	5.375%	1,665,000	1,823,042

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL PROPERTY TAX (CONTINUED)
Los Angeles County Public Works Financing Authority Refunding Revenue Bonds Senior Lien Series 1996A (AGM)
10/01/18	5.500%	$2,030,000	$2,295,057
Mountain View Shoreline Regional Park Community
Tax Allocation Bonds
Series 2011A
08/01/35	5.625%	1,300,000	1,445,886
08/01/40	5.750%	2,000,000	2,228,760
Oakdale Public Financing Authority Tax Allocation Bonds Central City Redevelopment Project Series 2004
06/01/33	5.375%	1,500,000	1,449,735
Oakland Redevelopment Agency Refunding Senior Tax Allocation Bonds Central District Redevelopment Series 1992 (AMBAC)
02/01/14	5.500%	3,040,000	3,136,186
Oceanside Community Facilities District Special Tax Bonds Ocean Ranch Corp. Series 2004
09/01/34	5.875%	1,000,000	1,010,760
Orange County Community Facilities District Special Tax Bonds Ladera Ranch Series 2004A
08/15/34	5.625%	850,000	859,282
Orange Unified School District Community Facilities District No. 2005-2 Special Tax Bonds Del Rio School Facilities Series 2007
09/01/37	5.000%	1,000,000	974,840
Palmdale Civic Authority Refunding Revenue Bonds Redevelopment Project No. 1 Series 2009A
07/01/27	6.000%	4,780,000	5,414,163
Pittsburg Redevelopment Agency Tax Allocation Bonds Los Medanos Community Development Project Series 1999 (AMBAC) (d)
08/01/24	0.000%	2,100,000	1,091,013
Poway Unified School District
Special Tax Bonds
Community Facilities District No. 6-4S Ranch
Series 2012
09/01/31	5.000%	1,370,000	1,470,955
09/01/33	5.000%	1,000,000	1,070,270

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL PROPERTY TAX (CONTINUED)
Rancho Cucamonga Redevelopment Agency Tax Allocation Bonds Housing Set Aside Series 2007A (NPFGC)
09/01/34	5.000%	$3,200,000	$3,238,496
Riverside Public Financing Authority Unrefunded Revenue Bonds Multiple Loans Series 1991A
02/01/18	8.000%	15,000	15,272
San Bernardino Joint Powers Financing Authority
Refunding Tax Allocation Bonds
Central City Merged Project
Series 1998A (AMBAC)
07/01/14	5.750%	985,000	1,024,961
Series 2005A (AGM)
10/01/24	5.750%	2,420,000	2,576,937
San Diego Redevelopment Agency Tax Allocation Bonds Capital Appreciation Series 2001 (AGM) (d)
09/01/20	0.000%	3,630,000	2,793,466
San Francisco City & County Redevelopment Agency
Tax Allocation Bonds
Mission Bay North Redevelopment
Series 2009C
08/01/29	6.000%	1,035,000	1,162,315
08/01/39	6.500%	2,625,000	3,048,307
Mission Bay South Redevelopment
Series 2009D
08/01/29	6.375%	1,000,000	1,099,560
Redevelopment Projects
Series 2009B
08/01/32	6.500%	500,000	577,315
Series 2011B
08/01/26	6.125%	500,000	584,365
08/01/41	6.625%	1,600,000	1,862,528
San Francisco Redevelopment Projects
Series 2009B
08/01/28	6.125%	1,010,000	1,143,078
Series 2011B
08/01/31	6.250%	2,600,000	3,005,860
Santa Monica Redevelopment Agency Tax Allocation Bonds Earthquake Recovery Redevelopment Series 2011
07/01/36	5.875%	1,250,000	1,475,663
Santee Community Development Commission Tax Allocation Bonds Santee Community Redevelopment Project Series 2011A
08/01/31	7.000%	1,000,000	1,173,430
Sulphur Springs Union School District
Prerefunded 09/01/12 Special Tax Bonds
Community Facilities District

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL PROPERTY TAX (CONTINUED)
Series 2002-1A
09/01/33	6.000%	$1,500,000	$1,536,810
Refunding Special Tax Bonds
Community Facilities District No. 2002-1-SE
Series 2012
09/01/30	5.000%	1,270,000	1,366,838
09/01/31	5.000%	1,365,000	1,465,587
09/01/33	5.000%	1,000,000	1,070,270
Temecula Redevelopment Agency
Tax Allocation Bonds
Housing Redevelopment Project No. 1
Series 2011A
08/01/31	6.750%	1,000,000	1,198,610
08/01/39	7.000%	2,100,000	2,512,545
Union City Community Redevelopment Agency
Tax Allocation Bonds
Sub Lien- Community Redevelopment Project
Series 2011
12/01/12	3.000%	1,000,000	1,006,140
Subordinated Lien-Community Redevelopment Project
Series 2011
12/01/33	6.875%	1,500,000	1,755,225
West Covina Community Development Commission Refunding Special Tax Bonds Fashion Plaza Series 1996
09/01/17	6.000%	3,305,000	3,643,696
Yorba Linda Redevelopment Agency
Tax Allocation Bonds
Subordinated Lien-Redevelopment Project
Series 2011A
09/01/26	6.000%	1,000,000	1,136,590
09/01/32	6.500%	2,000,000	2,281,040
Total			99,164,196
STATE APPROPRIATED 6.3%
California State Public Works Board
Refunding Revenue Bonds
Department of Corrections State Prisons
Series 1993A (AMBAC)
12/01/19	5.000%	6,000,000	6,654,840
Revenue Bonds
Department of Mental Health Coalinga
Series 2004A-A
06/01/19	5.500%	1,500,000	1,616,445
Judicial Council Projects
Series 2011D
12/01/31	5.000%	5,100,000	5,593,680
State University Projects
Series 2011B
10/01/31	5.000%	1,200,000	1,296,048
Various Capital Projects
Series 2011A
10/01/31	5.125%	5,000,000	5,524,800
Series 2012A
04/01/32	5.000%	5,000,000	5,472,900
Subordinated Series 2009I-1

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
STATE APPROPRIATED (CONTINUED)
11/01/29	6.125%	$5,000,000	$5,985,800
Subordinated Series 2010A-1
03/01/35	6.000%	2,750,000	3,254,597
Total			35,399,110
STATE GENERAL OBLIGATION 16.7%
State of California
Unlimited General Obligation Bonds
Series 2003
02/01/20	5.250%	1,250,000	1,533,788
Series 2003 (AMBAC)
02/01/27	5.000%	1,140,000	1,410,590
Series 2004
02/01/22	5.000%	1,000,000	1,054,250
Series 2006
10/01/36	4.500%	2,500,000	2,583,300
Series 2008
08/01/34	5.000%	3,000,000	3,263,640
Series 2010
11/01/29	5.200%	1,000,000	1,155,410
Various Purpose
Series 2003
11/01/24	5.125%	2,000,000	2,096,100
Series 2005
03/01/32	5.000%	1,000,000	1,073,080
Series 2007
12/01/28	5.000%	1,000,000	1,129,320
12/01/31	5.000%	3,500,000	3,882,760
12/01/32	5.000%	5,000,000	5,521,300
Series 2009
04/01/25	5.625%	500,000	593,965
10/01/29	5.000%	4,500,000	5,057,820
04/01/31	5.750%	2,750,000	3,247,448
04/01/35	6.000%	4,000,000	4,786,760
04/01/38	6.000%	10,500,000	12,396,930
11/01/39	5.500%	4,965,000	5,674,250
Series 2010
03/01/24	5.250%	1,000,000	1,176,560
03/01/30	5.250%	1,000,000	1,147,920
03/01/33	6.000%	4,000,000	4,927,360
03/01/40	5.500%	4,800,000	5,510,160
Unlimited General Obligation Refunding Bonds
Series 2005
05/01/29	4.625%	2,000,000	2,066,420
Series 2012
02/01/38	5.000%	5,000,000	5,483,100
Various Purpose
Series 2008
04/01/33	5.125%	3,500,000	3,816,190
04/01/38	5.000%	12,110,000	13,068,143
Unrefunded Unlimited General Obligation Bonds
Series 2000
05/01/26	5.625%	160,000	160,603
Series 2004
04/01/29	5.300%	2,000	2,110
Total			93,819,277

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TURNPIKE / BRIDGE / TOLL ROAD 2.1%
Bay Area Toll Authority Revenue Bonds San Francisco Bay Area Series 2008F1
04/01/47	5.125%	$2,500,000	$2,808,100
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Series 1999
01/15/40	5.750%	5,500,000	5,502,750
Revenue Bonds
Senior Lien
Series 1995A (NPFGC)
01/01/35	5.000%	2,000,000	1,983,940
San Joaquin Hills Transportation Corridor Agency Revenue Bonds Senior Lien Series 1993
01/01/33	5.000%	1,700,000	1,517,862
Total			11,812,652
WATER & SEWER 2.5%
City of Big Bear Lake Water Refunding Revenue Bonds Series 1996 (NPFGC)
04/01/15	6.000%	1,040,000	1,099,644
City of Lodi Certificate of Participation Series 2007A (AGM)
10/01/37	5.000%	1,250,000	1,345,825
Eastern Municipal Water District Certificate of Participation Series 2008H
07/01/33	5.000%	1,000,000	1,104,810
Manteca Financing Authority Revenue Bonds Series 2003B (NPFGC)
12/01/33	5.000%	430,000	439,774
Rowland Water District Certificate of Participation Recycled Water Project Series 2008
12/01/39	6.250%	2,235,000	2,580,620
San Diego Public Facilities Financing Authority Sewer
Revenue Bonds
Senior Series 2009A
05/15/34	5.250%	1,500,000	1,725,720
05/15/39	5.250%	3,000,000	3,425,520

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER (CONTINUED)
San Diego Public Facilities Financing Authority Revenue Bonds Series 2009B
08/01/34	5.375%	$2,000,000	$2,350,320
Total			14,072,233
Total Municipal Bonds (Cost: $484,425,082)			$539,337,257

Floating Rate Notes 0.7%
ABAG Finance Authority for Nonprofit Corps. Revenue Bonds Hebrew Home Aged Disabled VRDN Series 2005 (Wells Fargo Bank) (f)(g)
11/15/35	0.070%	1,475,000	1,475,000
California Pollution Control Financing Authority Refunding Revenue Bonds Pacific Gas & Electric Co. VRDN Series 1996C (JP Morgan Chase Bank) (f)(g)
11/01/26	0.130%	2,500,000	2,500,000

Total Floating Rate Notes (Cost: $3,975,000)			$3,975,000

Municipal Short Term 0.9%
LOCAL APPROPRIATION 0.9%
California School Cash Reserve Program Authority Revenue Notes Series 2012U
12/31/12	2.000%	5,000,000	5,032,350

Total Municipal Short Term (Cost: $5,031,109)			$5,032,350

		Shares	Value

Money Market Funds 0.9%
Dreyfus General California Municipal Money Market Fund, 0.000% (h)		3,211,910	$3,211,910
JPMorgan Tax Free Money Market Fund, 0.000% (h)		2,033,089	2,033,089

Total Money Market Funds (Cost: $5,244,999)			$5,244,999

Total Investments
(Cost: $498,676,190) (i)			$553,589,606(j)
Other Assets & Liabilities, Net			6,924,533

Total Net Assets			$560,514,139

Notes to Portfolio of Investments
(a)	Income from this security may be subject to alternative minimum tax.
(b)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at July 31, 2012 was $8,603,766, representing 1.53% of net assets. Information concerning such security holdings at July 31, 2012 was as follows:

Security Description	Acquisition Dates	Cost ($)
California Municipal Finance Authority
Revenue Bonds
UTS Renewable Energy - Waste Water
Series 2011 AMT
12/01/32 7.500%	12-22-11	2,885,000
California Municipal Finance Authority
Revenue Bonds
UTS Renewable Energy - Waste Water
Series 2011 AMT
12/01/15 3.950%	12-22-11	2,100,000
California Statewide Communities Development Authority
Revenue Bonds
San Francisco Art Institute
Series 2002
04/01/32 7.375%	07-05-02	1,750,000
Munimae TE Bond Subsidiary LLC
Series 2004A-2 AMT
06/29/49 4.900%	10-15-04	2,000,000

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2012, the value of these securities amounted to $4,821,145 or 0.86% of net assets.

(d)	Zero coupon bond.
(e)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At July 31, 2012, the value of these securities amounted to $1,574,250 or 0.28% of net assets.

(f)	Interest rate varies to reflect current market conditions; rate shown is the effective rate on July 31, 2012.
(g)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(h)	The rate shown is the seven-day current annualized yield at July 31, 2012.
(i)

At July 31, 2012, the cost of securities for federal income tax purposes was approximately $498,676,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$56,457,000
Unrealized Depreciation	(1,543,000)
Net Unrealized Appreciation	$54,914,000

(j)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
VRDN	Variable Rate Demand Note

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	539,337,257	—	539,337,257

Total Bonds	—	539,337,257	—	539,337,257

Short-Term Securities
Floating Rate Notes	—	3,975,000	—	3,975,000
Municipal Short Term	—	5,032,350	—	5,032,350

Total Short-Term Securities	—	9,007,350	—	9,007,350

Other
Money Market Funds	5,244,999	—	—	5,244,999

Total Other	5,244,999	—	—	5,244,999
Total	5,244,999	548,344,607	—	553,589,606

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Connecticut Intermediate Municipal Bond Fund

July 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 96.7%
DISPOSAL 0.8%
New Haven Solid Waste Authority Revenue Bonds Series 2008
06/01/23	5.125%	$1,520,000	$1,712,493
HIGHER EDUCATION 10.6%
Connecticut State Health & Educational Facility Authority
Refunding Revenue Bonds
Connecticut State University
Series 2012L
11/01/23	4.000%	2,065,000	2,355,917
Sacred Heart University
Series 2012H (AGM)
07/01/19	5.000%	2,350,000	2,759,300
Revenue Bonds
Fairfield University
Series 2008N
07/01/18	5.000%	2,120,000	2,497,148
07/01/22	5.000%	2,500,000	2,832,900
Quinnipiac University
Series 2007I (NPFGC)
07/01/22	5.000%	2,000,000	2,224,060
Quinnipiac University Health & Education
Series 2007 (NPFGC)
07/01/28	5.000%	2,000,000	2,197,120
Sacred Heart University
Series 2011G
07/01/20	5.000%	1,190,000	1,353,435
Trinity College
Series 1998F (NPFGC)
07/01/21	5.500%	500,000	611,370
Series 2004H (NPFGC)
07/01/25	5.000%	540,000	575,996
Yale University
Series 1997T-1
07/01/29	4.700%	4,800,000	5,478,816
Total			22,886,062
HOSPITAL 10.1%
Connecticut State Health & Educational Facility Authority
Revenue Bonds
Bridgeport Hospital
Series 2012D
07/01/22	5.000%	1,400,000	1,643,194
Health System Catholic East
Series 2010
11/15/29	4.750%	3,420,000	3,782,144
Hospital for Special Care
Series 2007C (RAD)
07/01/20	5.250%	1,235,000	1,332,960
07/01/27	5.250%	750,000	779,393
Series 2007C (RAD)
07/01/17	5.250%	500,000	550,700
Lawrence & Memorial Hospital
Series 2011S
07/01/15	5.000%	850,000	951,142

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
Middlesex Hospital
Series 2006M (AGM)
07/01/27	4.875%	$500,000	$547,485
Series 2011N
07/01/20	5.000%	1,365,000	1,568,521
07/01/21	5.000%	1,000,000	1,143,240
Stamford Hospital
Series 2012J
07/01/19	4.000%	1,435,000	1,576,663
07/01/20	5.000%	1,525,000	1,772,294
Western Connecticut Health Network
Series 2011
07/01/19	5.000%	1,760,000	2,028,787
07/01/20	5.000%	1,630,000	1,886,774
William W Backus Hospital
Series 2005G (AGM)
07/01/24	5.000%	2,060,000	2,206,651
Total			21,769,948
HUMAN SERVICE PROVIDER 0.1%
Connecticut State Health & Educational Facility Authority Revenue Bonds Village Families & Children Series 2002A (AMBAC)
07/01/23	5.000%	260,000	262,389

INVESTOR OWNED 2.5%
Connecticut State Development Authority Refunding Revenue Bonds Connecticut Light & Power Co. Project Series 2011
09/01/28	4.375%	5,000,000	5,418,750
JOINT POWER AUTHORITY 2.4%
Connecticut Municipal Electric Energy Cooperative
Revenue Bonds
Series 2006A (AMBAC)
01/01/22	5.000%	2,000,000	2,255,100
Series 2009A (AGM)
01/01/17	5.000%	1,525,000	1,795,855
Series 2012A
01/01/27	5.000%	1,000,000	1,185,530
Total			5,236,485
LOCAL GENERAL OBLIGATION 26.4%
City of Bridgeport
Unlimited General Obligation Refunding Bonds
Series 2002A
08/15/14	5.375%	1,600,000	1,603,200
Series 2004C (NPFGC)
08/15/17	5.250%	1,500,000	1,762,275
08/15/21	5.500%	1,125,000	1,374,322
Series 2012B
08/15/19	4.000%	3,000,000	3,310,590

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
City of Danbury Unlimited General Obligation Refunding Bonds Series 2004 (NPFGC/FGIC)
08/01/16	4.750%	$1,270,000	$1,389,316
City of Hartford
Unlimited General Obligation Bonds
Series 2006 (AMBAC)
07/15/22	5.000%	600,000	661,554
Series 2009A (AGM)
08/15/17	5.000%	695,000	838,073
Series 2011A
04/01/22	5.250%	1,325,000	1,636,362
04/01/23	5.250%	1,325,000	1,621,522
04/01/24	5.250%	1,325,000	1,607,304
Unlimited General Obligation Refunding Bonds
Series 2005C (NPFGC)
09/01/19	5.000%	2,085,000	2,543,408
City of New Britain Unlimited General Obligation Bonds Series 2006 (AMBAC)
04/15/17	5.000%	1,165,000	1,357,004
City of New Haven
Unlimited General Obligation Bonds
Series 2011 (AGM)
08/01/18	5.000%	820,000	964,164
Unlimited General Obligation Refunding Bonds
Series 2008 (AGM)
11/01/18	5.000%	4,260,000	5,032,721
Unrefunded Unlimited General Obligation Bonds
Series 2003A (NPFGC/FGIC)
11/01/16	5.250%	1,830,000	1,952,335
City of New London Unlimited General Obligation Refunding Bonds Series 2003C (AMBAC)
02/01/17	5.000%	1,290,000	1,318,522
City of Stamford Unlimited General Obligation Refunding Bonds Series 2003B
08/15/17	5.250%	1,125,000	1,375,054
City of West Haven Unlimited General Obligation Bonds Series 2012 (AGM)
08/01/17	4.000%	2,215,000	2,388,080
Regional School District No. 15
Limited General Obligation Refunding Bonds
Series 2003 (NPFGC/FGIC)
02/01/15	5.000%	1,105,000	1,222,992
02/01/16	5.000%	1,025,000	1,173,564
Town of East Haven Unlimited General Obligation Refunding Bonds Series 2003 (NPFGC)
09/01/15	5.000%	640,000	711,482
Town of Fairfield
Unlimited General Obligation Refunding Bonds
Series 2004

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
01/01/16	4.500%	$1,690,000	$1,786,533
Series 2008
01/01/20	5.000%	1,000,000	1,257,570
01/01/22	5.000%	500,000	645,020
Town of New Milford Unlimited General Obligation Bonds Series 2004 (AMBAC)
01/15/16	5.000%	1,025,000	1,185,382
Town of Newtown Unlimited General Obligation Refunding Bonds Series 2010
07/01/20	4.500%	1,500,000	1,841,625
Town of North Haven
Unlimited General Obligation Bonds
Series 2007
07/15/24	4.750%	1,150,000	1,491,182
07/15/25	4.750%	1,150,000	1,498,496
Town of Ridgefield Unlimited General Obligation Refunding Bonds Series 2009
09/15/20	5.000%	2,130,000	2,747,338
Town of Trumbull
Unlimited General Obligation Refunding Bonds
Series 2009
09/15/20	4.000%	575,000	664,769
09/15/21	4.000%	600,000	684,666
Town of Watertown
Unlimited General Obligation Refunding Bonds
Series 2005 (NPFGC)
08/01/17	5.000%	1,060,000	1,275,933
Series 2009B
07/01/17	5.000%	2,000,000	2,404,180
Town of Weston Unlimited General Obligation Bonds Series 2004
07/15/15	5.250%	1,300,000	1,485,315
Town of Westport Unlimited General Obligation Refunding Bonds Series 2003
08/15/18	5.000%	1,200,000	1,279,716
Town of Windham Unlimited General Obligation Refunding Bonds Series 2004 (NPFGC)
06/15/15	5.000%	785,000	886,885
Total			56,978,454
MULTI-FAMILY 1.1%
Bridgeport Housing Authority
Revenue Bonds
Custodial Receipts Energy Performance
Series 2009
06/01/22	5.000%	1,035,000	1,127,156
06/01/23	5.000%	1,085,000	1,174,144
Total			2,301,300

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MUNICIPAL POWER 0.7%
Puerto Rico Electric Power Authority Refunding Revenue Bonds Series 2010ZZ (a)
07/01/24	5.250%	$1,290,000	$1,431,229
NURSING HOME 0.7%
Connecticut State Development Authority
Revenue Bonds
Alzheimer’s Resource Center Project
Series 2007
08/15/21	5.400%	500,000	529,360
Alzheimers Residence Center, Inc. Project
Series 2007
08/15/17	5.200%	870,000	930,387
Total			1,459,747
OTHER BOND ISSUE 0.6%
Puerto Rico Housing Finance Authority Subordinated Revenue Bonds Capital Fund Modernization Series 2008 (a)
12/01/13	5.000%	1,300,000	1,366,170
POOL / BOND BANK 1.1%
State of Connecticut
Refunding Revenue Bonds
Revolving Fund
Series 2003B
10/01/15	5.000%	1,000,000	1,144,090
Series 2009C
10/01/18	5.000%	1,000,000	1,238,080
Total			2,382,170
PREP SCHOOL 2.9%
Connecticut State Health & Educational Facility Authority
Revenue Bonds
Greenwich Academy
Series 2007E (AGM)
03/01/26	5.250%	2,770,000	3,464,744
Loomis Chaffe School
Series 2005F (AMBAC)
07/01/27	5.250%	1,670,000	2,219,146
Miss Porters School Issue
Series 2006B (AMBAC)
07/01/29	4.500%	600,000	629,388
Total			6,313,278
REFUNDED / ESCROWED 4.8%
City of New Haven
Prerefunded 11/01/12 Unlimited General Obligation Bonds
Series 2002C (NPFGC)
11/01/18	5.000%	1,985,000	2,028,074
Prerefunded 11/01/13 Unlimited General Obligation Bonds
Series 2003A (FGIC)
11/01/16	5.250%	170,000	182,340

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
REFUNDED / ESCROWED (CONTINUED)
Puerto Rico Highway & Transportation Authority Prerefunded Revenue Bonds Series 2005BB (AGM) Escrowed to Maturity (a)
07/01/22	5.250%	$895,000	$1,168,584
State of Connecticut
Prerefunded 10/01/13 Revenue Bonds
Revolving Fund
Series 2003A
10/01/19	5.000%	4,290,000	4,527,752
Prerefunded 10/15/13 Unlimited General Obligation Bonds
Series 2003F (NPFGC)
10/15/20	5.250%	1,500,000	1,590,315
Special Tax Bonds
Transportation Infrastructure
Series 2003B (NPFGC/FGIC)
01/01/23	5.000%	800,000	853,352
Total			10,350,417
RETIREMENT COMMUNITIES 0.7%
Connecticut State Development Authority Revenue Bonds The Elm Park Baptist, Inc. Project Series 2003
12/01/23	5.750%	1,500,000	1,532,100
SINGLE FAMILY 3.5%
Connecticut Housing Finance Authority
Revenue Bonds
Subordinated Series 2008B-1
11/15/23	4.750%	3,000,000	3,271,590
Subordinated Series 2009B-1
11/15/24	4.550%	4,000,000	4,385,320
Total			7,656,910
SPECIAL NON PROPERTY TAX 8.3%
State of Connecticut Special Tax Revenue Bonds Transportation Infrastructure Series 2009A
12/01/19	4.500%	3,765,000	4,543,903
State of Connecticut
Refunding Special Tax Bonds
2nd Lien Transportation Infrastructure
Series 2009-1
02/01/17	4.250%	3,000,000	3,463,470
02/01/19	5.000%	3,450,000	4,226,043
Transportation Infrastructure
Series 2004B (AMBAC)
07/01/18	5.250%	2,250,000	2,781,247
Territory of Guam Revenue Bonds Series 2011A (a)
01/01/31	5.000%	550,000	617,562

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL NON PROPERTY TAX (CONTINUED)
Virgin Islands Public Finance Authority Revenue Bonds Senior Lien-Matching Fund Loan Note Series 2010A (a)
10/01/25	5.000%	$2,020,000	$2,242,160
Total			17,874,385
SPECIAL PROPERTY TAX 1.5%
Harbor Point Infrastructure Improvement District Tax Allocation Bonds Harbor Point Project Series 2010A
04/01/22	7.000%	2,921,000	3,332,919
STATE APPROPRIATED 3.4%
Connecticut State Health & Educational Facility Authority Refunding Revenue Bonds Connecticut State University System Series 2007I (AGM)
11/01/17	5.250%	1,000,000	1,212,150
State of Connecticut Certificate of Participation Juvenile Training School Series 2001
12/15/14	5.250%	1,565,000	1,587,051
University of Connecticut
Revenue Bonds
Series 2007A
04/01/24	4.000%	2,100,000	2,274,489
Series 2009A
02/15/23	5.000%	2,000,000	2,378,320
Total			7,452,010
STATE GENERAL OBLIGATION 11.3%
Connecticut Housing Finance Authority
Revenue Bonds
State Supported Special Obligation
Series 2009-10
06/15/18	5.000%	1,755,000	2,095,312
06/15/19	5.000%	1,840,000	2,217,789
State of Connecticut
Prerefunded 08/15/13 Unlimited General Obligation Bonds
Series 2003E

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
STATE GENERAL OBLIGATION (CONTINUED)
08/15/21	5.000%	$1,000,000	$1,049,470
Unlimited General Obligation Bonds
Economic Recovery
Series 2009A
01/01/16	5.000%	2,000,000	2,299,360
Series 2001 (AGM)
12/15/14	5.500%	1,500,000	1,677,510
Series 2005D (NPFGC/FGIC)
11/15/23	5.000%	4,000,000	4,528,160
Series 2008B
04/15/22	5.000%	5,415,000	6,381,307
Unlimited General Obligation Refunding Bonds
Series 2005B (AMBAC)
06/01/20	5.250%	600,000	761,526
Series 2006E
12/15/20	5.000%	3,000,000	3,511,650
Total			24,522,084
WATER & SEWER 3.2%
South Central Connecticut Regional Water Authority
Refunding Revenue Bonds
20th Series 2007A (NPFGC)
08/01/22	5.250%	1,370,000	1,772,177
08/01/23	5.250%	500,000	653,350
Series 2012-27
08/01/29	5.000%	2,945,000	3,532,292
South Central Connecticut Regional Water Authority (b)
Revenue Bonds
18th Series 2003B (NPFGC)
08/01/29	5.250%	750,000	849,420
Total			6,807,239
Total Municipal Bonds (Cost: $191,405,957)			$209,046,539

	Shares	Value

Money Market Funds 2.4%
Dreyfus Tax-Exempt Cash Management Fund, 0.000% (c)	3,000,007	$3,000,000
JPMorgan Tax Free Money Market Fund, 0.000% (c)	2,243,895	2,243,895

Total Money Market Funds (Cost: $5,243,895)		$5,243,895

Total Investments (Cost: $196,649,852) (d)		$214,290,434(e)
Other Assets & Liabilities, Net		1,841,997

Total Net Assets		$216,132,431

Notes to Portfolio of Investments
(a)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States.  At July 31, 2012, the value of these securities amounted to $6,825,705 or 3.16% of net assets.

(b)	Variable rate security. The interest rate shown reflects the rate as of July 31, 2012.
(c)	The rate shown is the seven-day current annualized yield at July 31, 2012.
(d)

At July 31, 2012, the cost of securities for federal income tax purposes was approximately $196,650,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$17,641,000
Unrealized Depreciation	(1,000)
Net Unrealized Appreciation	$17,640,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
FGIC	Financial Guaranty Insurance Company
NPFGC	National Public Finance Guarantee Corporation
RAD	Radian Asset Assurance, Inc.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	209,046,539	—	209,046,539

Total Bonds	—	209,046,539	—	209,046,539

Other
Money Market Funds	5,243,895	—	—	5,243,895

Total Other	5,243,895	—	—	5,243,895
Total	5,243,895	209,046,539	—	214,290,434

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Connecticut Tax-Exempt Fund

July 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 96.8%
DISPOSAL 2.0%
New Haven Solid Waste Authority Revenue Bonds Series 2008
06/01/28	5.375%	$1,750,000	$1,936,270
HIGHER EDUCATION 12.7%
Connecticut State Health & Educational Facility Authority
Revenue Bonds
Connecticut College
Series 2011H-1
07/01/41	5.000%	1,625,000	1,826,158
Series 2012I
07/01/31	5.000%	700,000	814,079
Fairfield University
Series 2008N
07/01/27	4.750%	1,000,000	1,087,420
Series 2010O
07/01/40	5.000%	1,000,000	1,097,830
Quinnipiac University
Series 2007I (NPFGC)
07/01/28	4.375%	1,015,000	1,066,004
Sacred Heart University
Series 2011G
07/01/31	5.375%	500,000	555,475
Trinity College
Series 1998F (NPFGC)
07/01/21	5.500%	2,000,000	2,445,480
Series 2007J (NPFGC)
07/01/37	4.500%	1,500,000	1,569,240
Yale University
Series 2003X-1
07/01/42	5.000%	2,000,000	2,070,180
Total			12,531,866
HOSPITAL 18.1%
Connecticut State Health & Educational Facility Authority
Revenue Bonds
Ascension Health Senior Center
Series 2010
11/15/40	5.000%	2,500,000	2,752,800
Danbury Hospital
Series 2006H (AMBAC)
07/01/33	4.500%	2,000,000	2,015,040
Hartford Healthcare
Series 2011A
07/01/32	5.000%	500,000	552,570
Hartford Healthcare Corp.
Series 2011A
07/01/41	5.000%	1,500,000	1,610,355
Lawrence & Memorial Hospital
Series 2011S
07/01/22	5.000%	2,510,000	2,911,851
07/01/31	5.000%	1,425,000	1,570,250
Middlesex Hospital
Series 2011N
07/01/24	5.000%	425,000	475,873

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
07/01/26	5.000%	$900,000	$1,004,076
Stamford Hospital
Series 2012J
07/01/37	5.000%	1,000,000	1,054,340
Western Connecticut Health
Series 2011M
07/01/41	5.375%	1,500,000	1,697,820
Western Connecticut Health Network
Series 2011
07/01/29	5.000%	1,000,000	1,098,740
Yale-New Haven Hospital
Series 2010M
07/01/40	5.500%	1,000,000	1,153,650
Total			17,897,365
HUMAN SERVICE PROVIDER 0.3%
Connecticut State Health & Educational Facility Authority Revenue Bonds Village Families & Children Series 2002A (AMBAC)
07/01/23	5.000%	255,000	257,343
INVESTOR OWNED 1.6%
Connecticut State Development Authority Refunding Revenue Bonds Connecticut Light & Power Co. Project Series 2011
09/01/28	4.375%	1,500,000	1,625,625
JOINT POWER AUTHORITY 2.1%
Connecticut Municipal Electric Energy Cooperative Revenue Bonds Series 2012A
01/01/28	5.000%	1,000,000	1,180,070
Connecticut Transmission Municipal Electric Energy Cooperative Revenue Bonds Systems Series 2012A
01/01/31	5.000%	725,000	845,756
Total			2,025,826
LOCAL GENERAL OBLIGATION 13.3%
City of Bridgeport Unlimited General Obligation Refunding Bonds Series 2004C (NPFGC)
08/15/19	5.500%	1,500,000	1,815,915
City of Hartford Unlimited General Obligation Bonds Series 2012A
04/01/32	5.000%	350,000	396,410

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
City of New Britain Unlimited General Obligation Bonds Series 2006 (AMBAC)
04/15/21	5.000%	$1,160,000	$1,409,458
City of New Haven Unrefunded Unlimited General Obligation Bonds Series 2002B (NPFGC/FGIC)
11/01/16	5.000%	1,000,000	1,021,100
City of Stamford Unlimited General Obligation Refunding Bonds Series 2003B
08/15/16	5.250%	1,000,000	1,186,820
City of West Haven Unlimited General Obligation Bonds Series 2012 (AGM)
08/01/25	5.000%	1,000,000	1,109,340
Town of Cheshire Unlimited General Obligation Refunding Bonds Series 2001B
08/01/14	5.000%	1,000,000	1,093,020
Town of East Hartford Unlimited General Obligation Refunding Bonds Series 2003 (NPFGC/FGIC)
05/01/15	5.250%	1,000,000	1,123,700
Town of Granby Unlimited General Obligation Bonds Series 2006
02/15/26	5.000%	540,000	724,464
Town of North Haven Unlimited General Obligation Bonds Series 2007
07/15/26	4.750%	1,150,000	1,509,478
Town of Suffield Unlimited General Obligation Refunding Bonds Series 2005
06/15/20	5.000%	1,400,000	1,773,464
Total			13,163,169
MULTI-FAMILY 1.1%
Bridgeport Housing Authority Revenue Bonds Custodial Receipts Energy Performance Series 2009
06/01/30	5.600%	1,000,000	1,094,910
NURSING HOME 3.0%
Connecticut State Development Authority
Revenue Bonds
Alzheimer’s Resource Center Project
Series 2007
08/15/21	5.400%	500,000	529,360

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NURSING HOME (CONTINUED)
08/15/27	5.500%	$2,375,000	$2,484,226
Total			3,013,586
OTHER BOND ISSUE 0.5%
New Haven Parking Authority Refunding Revenue Bonds Series 2002 (AMBAC)
12/01/15	5.375%	500,000	537,710
POOL / BOND BANK 1.2%
State of Connecticut Revenue Bonds Revolving Fund Series 2009A
06/01/26	5.000%	1,000,000	1,212,740
PREP SCHOOL 5.2%
Connecticut State Health & Educational Facility Authority
Revenue Bonds
Loomis Chaffe School
Series 2005F (AMBAC)
07/01/25	5.250%	2,035,000	2,667,885
07/01/26	5.250%	1,045,000	1,380,268
Miss Porters School Issue
Series 2006B (AMBAC)
07/01/36	5.000%	1,075,000	1,136,737
Total			5,184,890
REFUNDED / ESCROWED 2.8%
City of New Haven Unlimited General Obligation Bonds Series 2002C Escrowed to Maturity (NPFGC)
11/01/20	5.000%	10,000	10,220
Connecticut State Health & Educational Facility Authority Revenue Bonds Brunswick School Series 2003B (NPFGC)
07/01/33	5.000%	670,000	699,118
Puerto Rico Public Finance Corp. (a)
Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity (AMBAC)
08/01/27	5.500%	450,000	625,545
Unrefunded Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity (AMBAC)
08/01/27	5.500%	1,050,000	1,459,605
Total			2,794,488

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
RESOURCE RECOVERY 1.5%
Connecticut Resources Recovery Authority Refunding Revenue Bonds American Fuel Co. Series 2001A-II AMT (b)
11/15/15	5.500%	$1,500,000	$1,519,665
SINGLE FAMILY 1.8%
Connecticut Housing Finance Authority (b)
Revenue Bonds
Housing Mortgage Finance Program
Subordinated Series 2006A-1 AMT
11/15/36	4.875%	760,000	778,308
Subordinated Revenue Bonds
Series 2012B-2 AMT
11/15/32	4.050%	1,000,000	1,016,240
Total			1,794,548
SPECIAL NON PROPERTY TAX 11.2%
Puerto Rico Highway & Transportation Authority Refunding Revenue Bonds Series 2003AA-2 (a)
07/01/35	5.300%	3,000,000	3,135,870
Puerto Rico Infrastructure Financing Authority Revenue Bonds Capital Appreciation Series 2005A (AMBAC) (a)(c)
07/01/35	0.000%	2,000,000	518,080
Puerto Rico Sales Tax Financing Corp. (a)
1st Subordinated Revenue Bonds
Series 2010C
08/01/41	5.250%	500,000	532,215
Revenue Bonds
1st Subordinated
Series 2009A
08/01/37	5.750%	1,500,000	1,678,305
State of Connecticut Refunding Special Tax Bonds Transportation Infrastructure Series 2004B (AMBAC)
07/01/18	5.250%	2,000,000	2,472,220
Territory of Guam (a)
Revenue Bonds
Section 30
Series 2009A
12/01/34	5.750%	2,150,000	2,414,557
Series 2011A
01/01/42	5.125%	330,000	366,264
Total			11,117,511

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL PROPERTY TAX 0.9%
Harbor Point Infrastructure Improvement District Tax Allocation Bonds Harbor Point Project Series 2010A
04/01/39	7.875%	$750,000	$855,593
STATE APPROPRIATED 8.3%
Connecticut State Health & Educational Facility Authority
Revenue Bonds
State Supported Child Care
Series 2011
07/01/28	5.000%	1,030,000	1,165,126
07/01/29	5.000%	860,000	968,575
State of Connecticut Certificate of Participation Juvenile Training School Series 2001
12/15/25	4.750%	2,500,000	2,520,900
University of Connecticut
Revenue Bonds
Series 2009A
02/15/28	5.000%	500,000	580,860
Series 2010A
02/15/27	5.000%	1,500,000	1,784,445
02/15/29	5.000%	1,000,000	1,176,810
Total			8,196,716
STATE GENERAL OBLIGATION 2.6%
Connecticut Housing Finance Authority Revenue Bonds State Supported Special Obligation Series 2009-10
06/15/28	5.000%	750,000	843,000
State of Connecticut Unlimited General Obligation Bonds Series 2001C (AGM)
12/15/15	5.500%	1,500,000	1,748,445
Total			2,591,445
WATER & SEWER 6.6%
Greater New Haven Water Pollution Control Authority Revenue Bonds Series 2008A (AGM)
11/15/28	4.750%	600,000	663,006
South Central Connecticut Regional Water Authority
Refunding Revenue Bonds
20th Series 2007A (NPFGC)
08/01/23	5.250%	1,000,000	1,306,700
2oth Series 2007A (NPFGC)
08/01/24	5.250%	1,000,000	1,319,770
Series 2012-27
08/01/33	5.000%	1,000,000	1,175,470
Revenue Bonds
20th Series 2005 (NPFGC)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER (CONTINUED)
08/01/30	5.000%	$1,870,000	$2,037,702
Total			6,502,648
Total Municipal Bonds (Cost: $87,089,498)			$95,853,914

		Shares	Value

Money Market Funds 2.6%
Dreyfus Tax-Exempt Cash
Management Fund, 0.000% (d)		1,000,005	$1,000,000

	Shares	Value

Money Market Funds (continued)
JPMorgan Municipal Money Market
Fund, 0.000% (d)	1,585,900	$1,585,900
Total Money Market Funds (Cost: $2,585,900)		$2,585,900
Total Investments
(Cost: $89,675,398) (e)		$98,439,814(f)
Other Assets & Liabilities, Net		619,116
Total Net Assets		$99,058,930

Notes to Portfolio of Investments

(a)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At July 31, 2012, the value of these securities amounted to $10,730,441 or 10.83% of net assets.

(b)	Income from this security may be subject to alternative minimum tax.
(c)	Zero coupon bond.
(d)	The rate shown is the seven-day current annualized yield at July 31, 2012.
(e)

At July 31, 2012, the cost of securities for federal income tax purposes was approximately $89,675,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$8,941,000
Unrealized Depreciation	(176,000)
Net Unrealized Appreciation	$8,765,000

(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Company
NPFGC	National Public Finance Guarantee Corporation

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	95,853,914	—	95,853,914
Total Bonds	—	95,853,914	—	95,853,914

Other
Money Market Funds	2,585,900	—	—	2,585,900
Total Other	2,585,900	—	—	2,585,900
Total	2,585,900	95,853,914	—	98,439,814

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Intermediate Municipal Bond Fund

July 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 98.9%
ALABAMA 0.5%
Alabama 21st Century Authority Revenue Bonds Series 2012A
06/01/19	5.000%	$1,750,000	$2,087,907
Alabama Public School & College Authority Refunding Revenue Bonds Series 2009A
05/01/19	5.000%	10,000,000	12,308,600
Total			14,396,507

ALASKA 1.2%
City of Valdez
Refunding Revenue Bonds
BP Pipelines Project
Series 2003B
01/01/21	5.000%	19,460,000	23,099,215
BP Pipelines, Inc. Project
Series 2001
01/01/18	5.000%	8,000,000	9,337,920
Total			32,437,135

ARIZONA 1.6%
Arizona School Facilities Board Certificate of Participation Series 2008
09/01/15	5.500%	7,500,000	8,522,175
City of Tucson Unlimited General Obligation Refunding Bonds Series 1998
07/01/18	5.500%	4,760,000	5,885,740
Maricopa County High School District No. 210-Phoenix Unlimited General Obligation Refunding Bonds Series 2003 (NPFGC)
07/01/15	5.000%	6,300,000	7,092,414
Maricopa County Industrial Development Authority Revenue Bonds Catholic Healthcare West Series 2007A
07/01/18	5.000%	3,500,000	3,987,550
Maricopa County Pollution Control Corp. Refunding Revenue Bonds Arizona Public Service Co. Series 2009D
05/01/29	6.000%	10,000,000	10,764,500
Salt River Project Agricultural Improvement & Power District Revenue Bonds Series 2009A
01/01/22	5.000%	1,000,000	1,191,750

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ARIZONA (CONTINUED)
State of Arizona Certificate of Participation Department of Administration Series 2010A (AGM)
10/01/18	5.000%	$5,000,000	$5,913,800
Total			43,357,929

ARKANSAS 0.2%
County of Independence Refunding Revenue Bonds Entergy Mississippi, Inc. Project Series 1999 (AMBAC)
07/01/22	4.900%	4,600,000	4,758,838

CALIFORNIA 11.8%
California Health Facilities Financing Authority
Revenue Bonds
Catholic Healthcare West
Series 2009F
07/01/27	5.000%	3,000,000	3,212,370
St. Joseph Health System
Series 2009B
07/01/18	5.000%	10,445,000	12,429,028
California Municipal Finance Authority Revenue Bonds Biola University Series 2008
10/01/23	5.625%	3,000,000	3,254,310
California State Department of Water Resources
Revenue Bonds
Power Supply
Series 2008H
05/01/21	5.000%	5,000,000	5,914,200
05/01/22	5.000%	500,000	587,430
California State Public Works Board
Refunding Revenue Bonds
Department of Corrections and Rehab
Series 2006F (NPFGC/FGIC)
11/01/18	5.250%	4,000,000	4,759,040
Revenue Bonds
Department of Corrections
Series 2003C
06/01/18	5.500%	1,500,000	1,604,130
Department of Mental Health Coalinga
Series 2004A-A
06/01/19	5.500%	2,000,000	2,155,260
Various Capital Projects
Series 2011A
10/01/22	5.250%	3,395,000	4,106,592
Series 2012A
04/01/28	5.000%	10,000,000	11,125,300

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
California State University Revenue Bonds Systemwide Series 2008A (AGM)
11/01/22	5.000%	$5,000,000	$5,770,500
California Statewide Communities Development Authority Revenue Bonds Proposition 1A Receivables Program Series 2009
06/15/13	5.000%	12,500,000	13,009,000
City of Fresno Sewer System Revenue Bonds Series 1993A-1 (AMBAC)
09/01/19	5.250%	5,000,000	5,744,200
City of Vernon Revenue Bonds Series 2009A
08/01/21	5.125%	10,435,000	11,748,558
County of Sacramento Airport System Revenue Bonds Series 2009B
07/01/24	5.000%	1,000,000	1,129,640
Los Angeles Unified School District Unlimited General Obligation Bonds Election of 2005 Series 2007E (AGM)
07/01/20	5.000%	6,230,000	7,278,073
Manteca Unified School District Unlimited General Obligation Bonds Capital Appreciation-Election of 2004 Series 2006 (NPFGC) (a)
08/01/24	0.000%	5,000,000	2,809,100
Monrovia Unified School District Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC)
08/01/21	5.250%	5,600,000	6,859,552
Oakland Unified School District Unlimited General Obligation Bonds Election of 2006 Series 2009A
08/01/29	6.125%	14,500,000	16,555,085
Orange County Public Financing Authority Refunding Revenue Bonds Series 2005 (NPFGC)
07/01/16	5.000%	10,000,000	11,553,400
Oxnard Financing Authority Revenue Bonds Redwood Trunk Sewer & Headworks Series 2004A (NPFGC/FGIC)
06/01/29	5.000%	3,795,000	3,916,212

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
Pico Rivera Water Authority Revenue Bonds Water System Project Series 1999A (NPFGC)
05/01/29	5.500%	$3,000,000	$3,257,430
Rancho Santiago Community College District Unlimited General Obligation Bonds Capital Appreciation-Election of 2002 Series 2006C (AGM) (a)
09/01/31	0.000%	28,000,000	11,527,600
Sacramento Municipal Utility District
Refunding Revenue Bonds
Series 2005 (AMBAC)
07/01/14	5.250%	6,680,000	7,103,045
Revenue Bonds
Cosumnes Project
Series 2006 (NPFGC)
07/01/29	5.125%	7,035,000	7,497,551
San Francisco City & County Airports Commission Revenue Bonds Series 2010A
05/01/29	4.900%	5,000,000	5,711,900
San Joaquin Hills Transportation Corridor Agency Revenue Bonds Senior Lien Series 1993 Escrowed to Maturity (a)
01/01/25	0.000%	22,405,000	16,660,806
San Mateo County Community College District Unlimited General Obligation Bonds Capital Appreciation Election of 2005 Series 2006A (NPFGC) (a)
09/01/20	0.000%	9,310,000	7,455,541
Southern California Public Power Authority
Revenue Bonds
Project No. 1
Series 2007A
11/01/22	5.250%	2,500,000	2,796,900
Windy Point/Flats Project 1
Series 2010
07/01/28	5.000%	10,000,000	11,652,600
Windy Point/Windy Flats Project
Series 2010-1
07/01/30	5.000%	15,875,000	18,278,316
State of California
Unlimited General Obligation Bonds
Series 2002 (AMBAC)
02/01/18	6.000%	5,000,000	6,229,050
Series 2004A (NPFGC)
07/01/15	5.000%	5,000,000	5,441,700
Various Purpose
Series 2009
04/01/22	5.250%	1,000,000	1,175,590
10/01/22	5.250%	25,000,000	29,601,500
Series 2010
03/01/25	5.000%	1,000,000	1,147,000

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
Series 2011
10/01/19	5.000%	$12,000,000	$14,555,520
Unlimited General Obligation Refunding Bonds
Series 2005
03/01/17	5.000%	10,000,000	11,372,600
Series 2009A
07/01/20	5.000%	12,500,000	15,231,000
07/01/21	5.250%	1,000,000	1,219,770
Unrefunded Unlimited General Obligation Bonds
Series 2004
02/01/20	5.000%	620,000	653,635
West Contra Costa Unified School District Unlimited General Obligation Bonds Series 2005 (NPFGC/FGIC) (a)
08/01/20	0.000%	7,285,000	5,547,090
Total			319,637,124

COLORADO 1.8%
Baptist Road Rural Transportation Authority Revenue Bonds Series 2007
12/01/17	4.800%	375,000	347,543
Colorado Department of Transportation
Refunding Revenue Bonds
Transportation
RAN Series 2002B (NPFGC)
06/15/14	5.500%	3,000,000	3,288,240
06/15/15	5.500%	1,000,000	1,142,530
Colorado Health Facilities Authority
Revenue Bonds
Catholic Health Initiatives
Series 2008D-3
10/01/38	5.500%	5,000,000	5,755,650
Covenant Retirement Communities, Inc.
Series 2005
12/01/18	5.000%	1,000,000	1,052,460
Evangelical Lutheran
Series 2005
06/01/23	5.250%	500,000	534,980
County of Adams Refunding Revenue Bonds Public Service Co. of Colorado Project Series 2005A (NPFGC)
09/01/17	4.375%	11,550,000	12,478,851
E-470 Public Highway Authority (a)
Revenue Bonds
Capital Appreciation
Senior Series 1997B (NPFGC)
09/01/12	0.000%	5,525,000	5,515,348
Senior Series 2000B (NPFGC)
09/01/18	0.000%	1,500,000	1,223,100
North Range Metropolitan District No. 1
Limited General Obligation Refunding Bonds
Series 2007 (ACA)
12/15/15	5.000%	365,000	369,949

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
COLORADO (CONTINUED)
12/15/17	5.000%	$350,000	$354,018
North Range Metropolitan District No. 2 Limited Tax General Obligation Bonds Series 2007
12/15/14	5.500%	555,000	565,945
Northwest Parkway Public Highway Authority Prerefunded 06/15/16 Revenue Bonds Capital Appreciation Series 2001C (AMBAC)
06/15/21	5.700%	4,000,000	4,774,880
Regional Transportation District Certificate of Participation Series 2010A
06/01/25	5.000%	10,000,000	11,396,300
Total			48,799,794

CONNECTICUT 1.4%
City of Bridgeport
Unlimited General Obligation Refunding Bonds
Series 2012B
08/15/18	4.000%	8,340,000	9,236,300
08/15/19	4.000%	5,680,000	6,268,050
City of West Haven
Unlimited General Obligation Bonds
Series 2012 (AGM)
08/01/18	4.000%	2,080,000	2,239,141
08/01/19	4.000%	2,000,000	2,153,320
Connecticut State Development Authority Refunding Revenue Bonds Connecticut Light & Power Co. Project Series 2011
09/01/28	4.375%	3,615,000	3,917,756
Connecticut State Health & Educational Facility Authority
Refunding Revenue Bonds
Connecticut State University
Series 2012L
11/01/23	4.000%	4,000,000	4,563,520
Revenue Bonds
Trinity College
Series 1998F (NPFGC)
07/01/21	5.500%	1,000,000	1,222,740
Harbor Point Infrastructure Improvement District Tax Allocation Bonds Harbor Point Project Series 2010A
04/01/22	7.000%	7,233,000	8,252,998
Total			37,853,825

DISTRICT OF COLUMBIA 1.2%
District of Columbia Water & Sewer Authority Revenue Bonds Series 2009A
10/01/24	5.000%	1,000,000	1,174,470

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
DISTRICT OF COLUMBIA (CONTINUED)
Metropolitan Washington Airports Authority
Revenue Bonds
Series 2009C
10/01/25	5.250%	$8,920,000	$10,247,564
Metropolitan Washington Airports Authority (a)
Revenue Bonds
Capital Appreciation-2nd Senior Lien
Series 2009B (AGM)
10/01/24	0.000%	20,980,000	12,562,404
10/01/25	0.000%	7,500,000	4,205,175
10/01/26	0.000%	5,000,000	2,665,500
Metropolitan Washington Airports Authority (b)
Refunding Revenue Bonds
Series 2007A (AMBAC) AMT
10/01/22	4.750%	750,000	822,630
Total			31,677,743

FLORIDA 9.0%
Capital Trust Agency, Inc. Revenue Bonds Atlantic Housing Foundation Subordinated Series 2008B (c)
07/15/32	7.000%	1,910,000	859,385
Citizens Property Insurance Corp.
Revenue Bonds
Senior Secured
Series 2012A-1
06/01/20	5.000%	10,000,000	11,510,100
06/01/21	5.000%	16,965,000	19,571,503
City of Cocoa Water & Sewer Refunding Revenue Bonds Series 2003 (AMBAC)
10/01/19	5.500%	1,000,000	1,252,130
City of Hollywood Water & Sewer Improvement Refunding Revenue Bonds Series 2003 (AGM)
10/01/17	5.000%	1,070,000	1,120,889
City of Jacksonville
Improvement Refunding Revenue Bonds
Series 2002 (NPFGC/FGIC)
10/01/19	5.375%	3,720,000	3,750,206
Revenue Bonds
Better Jacksonville
Series 2003 (NPFGC)
10/01/19	5.250%	1,080,000	1,141,949
City of Lakeland Refunding Revenue Bonds 1st Mortgage-Carpenters Accident Investor Series 2008 (d)
01/01/19	5.875%	1,875,000	2,052,188
City of Tallahassee
Refunding Revenue Bonds
Series 2001 (NPFGC/FGIC)
10/01/14	5.500%	1,330,000	1,469,304
10/01/17	5.500%	1,900,000	2,318,209

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA (CONTINUED)
10/01/18	5.500%	$1,000,000	$1,241,260
City of Tampa
Revenue Bonds
Health System Catholic Health East
Series 1998A (NPFGC)
11/15/13	5.500%	6,080,000	6,437,930
11/15/14	5.500%	6,000,000	6,548,940
County of Broward Refunding Revenue Bonds Civic Arena Project Series 2006A (AMBAC)
09/01/18	5.000%	2,500,000	2,803,275
County of Escambia Refunding Revenue Bonds Series 2003A
04/01/15	4.700%	500,000	542,690
County of Miami-Dade Aviation Revenue Bonds Miami International Airport Series 2010A
10/01/25	5.500%	6,000,000	7,150,920
County of Miami-Dade Water & Sewer System Refunding Revenue Bonds System Series 2008B (AGM)
10/01/21	5.250%	20,000,000	25,204,800
County of Miami-Dade
Revenue Bonds
Series 2004 (NPFGC)
04/01/24	5.000%	2,445,000	2,684,023
Transit System Sales Surtax
Series 2006 (XLCA)
07/01/19	5.000%	5,040,000	5,757,494
County of Osceola Improvement Refunding Revenue Bonds Osceola Parkway Project Series 2004 (NPFGC)
04/01/18	5.000%	1,000,000	1,069,300
County of Palm Beach Prerefunded 08/01/14 Refunding Revenue Bonds Series 2004
08/01/17	5.000%	1,000,000	1,093,230
Flagler County School District Certificate of Participation Series 2005A (AGM)
08/01/18	5.000%	2,320,000	2,575,246
Florida Governmental Utility Authority Revenue Bonds Lehigh Utility System Series 2003 (AMBAC)
10/01/17	5.000%	1,180,000	1,225,536

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA (CONTINUED)
Florida Hurricane Catastrophe Fund Finance Corp. Revenue Bonds Series 2008A
07/01/14	5.000%	$15,000,000	$16,234,800
Florida Municipal Loan Council Revenue Bonds Series 2005A (NPFGC)
02/01/19	5.000%	1,015,000	1,069,130
Florida State Department of General Services Refunding Revenue Bonds Florida Facilities Pool Series 2005A (AMBAC)
09/01/21	5.000%	3,000,000	3,385,950
Hillsborough County Industrial Development Authority
Revenue Bonds
Tampa Electric
Series 2007
05/15/18	5.650%	3,425,000	4,109,383
Series 2007B
09/01/25	5.150%	2,000,000	2,091,700
Hillsborough County School Board Certificate of Participation Master Lease Program Series 1998A (NPFGC)
07/01/14	5.500%	2,000,000	2,159,860
Kissimmee Utility Authority Improvement Refunding Revenue Bonds Series 2003 (AGM)
10/01/15	5.250%	2,235,000	2,347,756
Lake County School Board Certificate of Participation Series 2006C (AMBAC)
06/01/18	5.250%	1,500,000	1,757,460
Lee County Industrial Development Authority Refunding Revenue Bonds Shell Point/Alliance Community Project Series 2007
11/15/22	5.000%	7,650,000	7,919,203
Oakmont Grove Community Development District Special Assessment Bonds Series 2007B (c)(e)
05/01/12	5.250%	2,000,000	700,240
Orange County Health Facilities Authority
Revenue Bonds
Series 1996A Escrowed to Maturity (NPFGC)
10/01/16	6.250%	4,705,000	5,512,096
Unrefunded Revenue Bonds
Series 1996A (NPFGC)
10/01/16	6.250%	1,700,000	1,897,693
Orange County School Board
Certificate of Participation
Series 2005A (NPFGC)
08/01/18	5.000%	1,000,000	1,117,830
Series 2012B

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA (CONTINUED)
08/01/26	5.000%	$6,400,000	$7,549,120
Orlando Utilities Commission
Refunding Revenue Bonds
Subordinated Series 1989D Escrowed to Maturity
10/01/17	6.750%	1,590,000	1,846,276
Revenue Bonds
Series 2005B
10/01/24	5.000%	3,000,000	3,378,090
Reedy Creek Improvement District Limited General Obligation Bonds Series 2004A (NPFGC)
06/01/17	5.000%	1,000,000	1,058,470
Sarasota County Health Facilities Authority Refunding Revenue Bonds Village on the Isle Project Series 2007
01/01/27	5.500%	4,000,000	4,229,600
Seminole Indian Tribe of Florida Revenue Bonds Series 2007A (d)(f)
10/01/22	5.750%	9,530,000	10,235,125
St. Johns River Power Park Refunding Revenue Bonds Issue 2 Series 2005-21 (NPFGC)
10/01/19	5.000%	1,000,000	1,106,940
State of Florida
Refunding Revenue Bonds
Environmental Protection-Preservation 2000
Series 1998A (AGM)
07/01/13	6.000%	10,000,000	10,519,500
Unlimited General Obligation Refunding Bonds
Public Education
Series 2005C
06/01/13	5.000%	11,830,000	12,300,242
Series 2005B
01/01/14	5.000%	17,395,000	18,547,245
Sterling Hill Community Development District Special Assessment Bonds Series 2003B (c)(e)
11/01/10	5.500%	150,000	105,002
Tampa Bay Water Improvement Refunding Revenue Bonds Series 2005 (NPFGC/FGIC)
10/01/19	5.500%	1,500,000	1,900,740
Tampa Sports Authority
Sales Tax Revenue Bonds
Tampa Bay Arena Project
Series 1995 (NPFGC)
10/01/15	5.750%	1,825,000	1,901,249
10/01/20	5.750%	1,000,000	1,112,040

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA (CONTINUED)
Village Center Community Development District Revenue Bonds Subordinated Series 2003B
01/01/18	6.350%	$1,000,000	$1,018,740
Waterset North Community Development District Special Assessment Bonds Series 2007B
11/01/15	6.550%	9,625,000	7,918,680
Total			244,410,667

GEORGIA 2.2%
City of Atlanta Water & Wastewater Revenue Bonds Series 1999A (NPFGC/FGIC)
11/01/18	5.500%	15,305,000	19,031,767
DeKalb County Hospital Authority Revenue Bonds DeKalb Medical Center, Inc. Project Series 2010
09/01/30	6.000%	5,000,000	5,633,200
Gwinnett County Water & Sewerage Authority Revenue Bonds Series 2008
08/01/19	5.000%	1,000,000	1,223,110
State of Georgia
Unlimited General Obligation Bonds
Series 2007G
12/01/17	5.000%	500,000	612,120
Series 2012A
07/01/31	4.000%	29,765,000	32,595,354
Total			59,095,551

HAWAII 0.5%
State of Hawaii Unlimited General Obligation Bonds Series 2008DK
05/01/22	5.000%	10,750,000	12,633,615

ILLINOIS 4.3%
Chicago Board of Education
Unlimited General Obligation Refunding Bonds
Dedicated Revenues
Series 2005B (AMBAC)
12/01/21	5.000%	5,825,000	6,390,200
Series 2005A (AMBAC)
12/01/22	5.500%	5,000,000	6,202,350
Chicago Transit Authority
Revenue Bonds
Federal Transit Administration Section 5309
Series 2008A
06/01/16	5.000%	2,500,000	2,812,475
Series 2011

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS (CONTINUED)
12/01/29	5.250%	$4,000,000	$4,681,240
City of Chicago O’Hare International Airport Refunding Revenue Bonds General Airport 3rd Lien Series 2005B (NPFGC)
01/01/17	5.250%	10,000,000	11,685,300
City of Chicago
Limited General Obligation Refunding Bonds
Emergency Telephone System
Series 1999 (NPFGC/FGIC)
01/01/18	5.250%	7,540,000	8,863,873
Revenue Bonds
Asphalt Operating Services- Recovery Zone Facility
Series 2010
12/01/18	6.125%	3,930,000	4,191,856
County of Cook Unlimited General Obligation Refunding Bonds Series 2010A
11/15/22	5.250%	12,000,000	14,366,880
Illinois Finance Authority
Refunding Revenue Bonds
DePaul University
Series 2004A
10/01/17	5.375%	1,000,000	1,174,680
10/01/18	5.375%	2,000,000	2,387,160
Illinois Finance Authority (c)(e)
Revenue Bonds
Sedgebrook, Inc. Facility
Series 2007A
11/15/12	5.500%	500,000	5
11/15/16	5.400%	1,648,203	16
11/15/22	5.875%	6,090,549	61
Illinois State Toll Highway Authority Revenue Bonds Senior Priority Series 2006A-1 (AGM)
01/01/18	5.000%	2,000,000	2,283,880
Kendall & Kane Counties Community Unit School District No. 115 (a)
Unlimited General Obligation Bonds
Capital Appreciation
Series 2002 Escrowed to Maturity (FGIC)
01/01/17	0.000%	600,000	574,644
Unrefunded Unlimited General Obligation Bonds
Capital Appreciation
Series 2002 (NPFGC/FGIC)
01/01/17	0.000%	3,050,000	2,754,577
Railsplitter Tobacco Settlement Authority
Revenue Bonds
Series 2010
06/01/19	5.000%	5,000,000	5,748,050
06/01/21	5.250%	12,000,000	14,114,640
State of Illinois
Revenue Bonds
2nd Series 2002 (NPFGC/FGIC)
06/15/15	5.500%	1,000,000	1,140,670
Unlimited General Obligation Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS (CONTINUED)
Series 2004 (AMBAC)
11/01/18	5.000%	$10,650,000	$11,505,940
Series 2005 (AGM)
09/01/17	5.000%	5,000,000	5,508,900
Unlimited General Obligation Refunding Bonds
Series 2012
08/01/24	5.000%	6,000,000	6,775,500
State of Illinois (a)
Revenue Bonds
Capital Appreciation-Civic Center
Series 1990B (AMBAC)
12/15/17	0.000%	5,540,000	4,760,190
Total			117,923,087

INDIANA 1.4%
Indiana Finance Authority
Refunding Revenue Bonds
Clarian Health Obligation Group
Series 2006B
02/15/24	5.000%	1,000,000	1,091,610
Indiana Power & Light Co.
Series 2009B
01/01/16	4.900%	11,000,000	12,144,110
Revenue Bonds
1st Lien-CWA Authority
Series 2011A
10/01/25	5.250%	1,750,000	2,126,022
2nd Lien-CWA Authority
Series 2011B
10/01/23	5.250%	7,035,000	8,507,003
Indiana Health & Educational Facilities Financing Authority Revenue Bonds Baptist Homes of Indiana Series 2005
11/15/25	5.250%	10,640,000	11,110,820
Indiana Toll Road Commission Revenue Bonds Series 1980 Escrowed to Maturity
01/01/15	9.000%	1,470,000	1,649,605
Purdue University Revenue Bonds Student Facilities System Series 2009A
07/01/21	5.000%	200,000	240,700
Total			36,869,870

IOWA 0.2%
City of Coralville Tax Allocation Bonds Tax Increment Series 2007C
06/01/17	5.000%	730,000	805,577
Iowa Finance Authority

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
IOWA (CONTINUED)
Refunding Revenue Bonds
Development-Care Initiatives Project
Series 2006A
07/01/18	5.250%	$2,695,000	$2,847,429
Revenue Bonds
Iowa State Revolving Fund
Series 2008
08/01/20	5.250%	500,000	621,145
Total			4,274,151

KANSAS 1.5%
City of Manhattan Revenue Bonds Meadowlark Hills Retirement Series 2007A
05/15/24	5.000%	6,000,000	6,093,960
County of Labette Revenue Bonds Capital Accumulator Bonds Series 1982 Escrowed to Maturity (a)
12/01/14	0.000%	2,175,000	2,146,051
Kansas State Department of Transportation Revenue Bonds Series 2004A
03/01/18	5.500%	11,775,000	14,688,135
Kansas Turnpike Authority Revenue Bonds Series 2002 (AGM)
09/01/16	5.250%	1,230,000	1,461,240
Wyandotte County-Kansas City Unified Government
Refunding Revenue Bonds
Sales Tax-2nd Lien-Area B
Series 2005
12/01/20	5.000%	2,805,000	2,981,575
Wyandotte County-Kansas City Unified Government (a)
Revenue Bonds
Capital Appreciation Sales Tax Subordinated Lien
Series 2010
06/01/21	0.000%	20,125,000	13,602,286
Total			40,973,247

KENTUCKY 0.7%
Louisville & Jefferson County Metropolitan Sewer District
Revenue Bonds
Series 2009A
05/15/21	5.000%	7,445,000	8,913,526
05/15/22	5.000%	7,825,000	9,292,266
Total			18,205,792

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOUISIANA 0.9%
Louisiana Office Facilities Corp. Refunding Revenue Bonds State Capital Series 2010A
05/01/20	5.000%	$4,290,000	$5,197,249
Louisiana State Citizens Property Insurance Corp. Revenue Bonds Series 2006B (AMBAC)
06/01/16	5.000%	500,000	561,900
New Orleans Aviation Board Revenue Bonds Consolidated Rental Car Series 2009A
01/01/25	6.000%	4,250,000	4,814,018
Parish of Morehouse Refunding Revenue Bonds International Paper Co. Project Series 2001A
11/15/13	5.250%	8,525,000	8,973,586
Parish of St. Charles Revenue Bonds Valero Energy Corp. Series 2010
12/01/40	4.000%	5,495,000	5,813,215
Total			25,359,968

MARYLAND 0.1%
Maryland State Department of Transportation Revenue Bonds Series 2002
02/01/15	5.500%	3,750,000	4,234,612

MASSACHUSETTS 5.6%
Commonwealth of Massachusetts
Limited General Obligation Bonds
Consolidated Loan
Series 2002C (NPFGC/FGIC)
11/01/14	5.500%	2,000,000	2,228,860
Series 2002D (AMBAC/TCRS/BNY)
08/01/18	5.500%	6,500,000	8,166,080
Limited General Obligation Refunding Bonds
Series 2003D
10/01/17	5.500%	5,000,000	6,188,450
Revenue Bonds
Consolidated Loan
Series 2005A (AGM)
06/01/16	5.500%	13,615,000	16,154,742
Unlimited General Obligation Bonds
Consolidated Loan
Series 1998C
08/01/17	5.250%	1,775,000	2,164,116
Unlimited General Obligation Refunding Bonds
Series 2004C (AGM)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MASSACHUSETTS (CONTINUED)
12/01/16	5.500%	$10,000,000	$12,093,300
Commonwealth of Massachusetts (g)
Limited General Obligation Refunding Bonds
Series 2007A
11/01/25	0.848%	10,000,000	8,971,700
Unlimited General Obligation Bonds
Series 2010A
02/01/14	0.660%	2,000,000	2,001,000
Massachusetts Bay Transportation Authority
Revenue Bonds
General Transportation
Series 1991 Escrowed to Maturity (NPFGC)
03/01/21	7.000%	2,425,000	2,799,663
Unrefunded Revenue Bonds
General Transportation
Series 1991 (NPFGC)
03/01/21	7.000%	2,860,000	3,816,556
Massachusetts Development Finance Agency Revenue Bonds 1st Mortgage-Orchard Cove Series 2007
10/01/17	5.000%	815,000	846,109
Massachusetts Educational Financing Authority Revenue Bonds Issue I Series 2010B AMT (b)
01/01/23	5.500%	420,000	458,665
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Boston College
Series 2008M-1
06/01/24	5.500%	2,670,000	3,510,409
Caregroup
Series 2008E-2
07/01/20	5.375%	9,720,000	11,411,377
07/01/22	5.375%	13,345,000	15,422,816
Harvard University
Series 2009A
11/15/19	5.250%	1,000,000	1,252,030
Massachusetts Institute of Technology
Series 2009O
07/01/26	5.000%	500,000	591,570
Massachusetts Port Authority
Refunding Revenue Bonds
Passenger Facility Charge
Series 2007D (AGM)
07/01/17	5.000%	8,500,000	10,017,505
Revenue Bonds
Series 2010A
07/01/25	5.000%	1,500,000	1,788,585
Massachusetts School Building Authority Refunding Revenue Bonds Senior Series 2012A (h)
08/15/26	5.000%	16,000,000	19,956,800
Massachusetts State Water Pollution Abatement
Refunding Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MASSACHUSETTS (CONTINUED)
Pool Program
Series 2004A
08/01/17	5.250%	$2,920,000	$3,571,364
Revenue Bonds
MWRA Program
Subordinated Series 1999A
08/01/19	6.000%	2,500,000	3,288,450
State Revolving Fund
Series 2009-14
08/01/24	5.000%	12,530,000	15,319,178
Total			152,019,325
MICHIGAN 2.5%
City of Detroit Sewage Disposal System
Prerefunded 07/01/13 Revenue Bonds
Senior Lien
Series 2003A (AGM)
07/01/14	5.000%	7,180,000	7,492,043
Unrefunded Revenue Bonds
Senior Lien
Series 2003A (AGM)
07/01/14	5.000%	2,820,000	2,891,995
Detroit City School District
Unlimited General Obligation Bonds
School Building & Site Improvement
Series 2002A (FGIC) (Qualified School Bond Loan Fund)
05/01/19	6.000%	2,000,000	2,465,760
Series 2003B (FGIC) (Qualified School Bond Loan Fund)
05/01/14	5.250%	6,335,000	6,573,133
Detroit Water and Sewerage Department
Refunding Revenue Bonds
Senior Lien
Series 2012A
07/01/26	5.250%	2,000,000	2,189,220
07/01/27	5.250%	1,500,000	1,639,350
Dickinson County Economic Development Corp.
Refunding Revenue Bonds
International Paper Company Projects
Series 2004A
11/01/18	4.800%	6,750,000	7,096,477
Michigan Public Power Agency
Refunding Revenue Bonds Belle River Project Series 2002A (NPFGC)
01/01/16	5.250%	1,000,000	1,142,400
Michigan State Building Authority
Refunding Revenue Bonds
Facilities Program Series 2003I (AGM)
10/15/14	5.250%	10,000,000	10,563,800
Saginaw Hospital Finance Authority Refunding Revenue Bonds Covenant Medical Center Series 2004G
07/01/22	5.125%	10,000,000	10,543,900

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MICHIGAN (CONTINUED)
State of Michigan Trunk Line
Refunding Revenue Bonds
Series 1998A
11/01/16	5.500%	$2,000,000	$2,392,260
Series 2005 (AGM)
11/01/17	5.250%	5,050,000	6,168,423
Revenue Bonds
Series 2011
11/15/27	5.000%	1,000,000	1,193,240
11/15/28	5.000%	1,000,000	1,186,000
11/15/29	5.000%	1,205,000	1,421,539
State of Michigan Unlimited General Obligation Refunding Bonds Series 2001
12/01/15	5.500%	1,250,000	1,448,537
Wayne County Airport Authority Revenue Bonds Detroit Metropolitan Airport Series 2005 (NPFGC) AMT (b)
12/01/19	4.750%	750,000	803,055
Total			67,211,132
MINNESOTA 0.5%
City of Becker
Revenue Bonds Northern States Power Series 1993A
09/01/19	8.500%	11,085,000	11,264,799
City of Minneapolis
Revenue Bonds Fairview Health Services Series 2008A
11/15/18	6.000%	1,000,000	1,148,500
City of St. Louis Park Revenue Bonds Park Nicollet Health Services Series 2008C
07/01/23	5.500%	750,000	844,657
St. Paul Housing & Redevelopment Authority
Revenue Bonds HealthPartners Obligation Group Project Series 2006
05/15/23	5.250%	500,000	534,375
State of Minnesota Unlimited General Obligation Bonds Series 2008C
08/01/19	5.000%	500,000	627,890
Total			14,420,221

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MISSOURI 1.0%
City of Fenton Refunding Tax Allocation Bonds
Gravois Bluffs Redevelopment Project Series 2006
04/01/21	4.500%	$500,000	$513,015
City of St. Louis Refunding Revenue Bonds Lambert International Airport Series 2007A (AGM)
07/01/21	5.000%	5,000,000	5,486,200
Missouri Highway & Transportation Commission
Revenue Bonds 2nd Lien Series 2007
05/01/17	5.000%	1,000,000	1,200,220
Missouri Joint Municipal Electric Utility Commission
Revenue Bonds IATAN 2 Project Series 2009A
01/01/17	4.500%	1,000,000	1,134,610
Missouri State Environmental Improvement & Energy Resources Authority
Revenue Bonds State Revolving Funds Program Series 2004B
01/01/18	5.250%	7,470,000	9,179,659
Missouri State Health & Educational Facilities Authority
Revenue Bonds
St. Louis University
Series 1998
10/01/16	5.500%	1,000,000	1,195,850
Washington University
Series 2001A
06/15/16	5.500%	1,000,000	1,191,170
Series 2008A
03/15/18	5.250%	1,000,000	1,235,720
St. Louis County Industrial Development Authority Revenue Bonds St. Andrews Residence for Seniors Series 2007A
12/01/26	6.250%	7,000,000	7,401,240
Total			28,537,684
NEBRASKA 0.1%
Elkhorn School District Unlimited General Obligation Bonds Series 2009
06/15/19	5.375%	500,000	536,745
Municipal Energy Agency of Nebraska Refunding Revenue Bonds Series 2009A (BHAC)
04/01/21	5.000%	750,000	897,412

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEBRASKA (CONTINUED)
Nebraska Public Power District Revenue Bonds Series 2008B
01/01/20	5.000%	$570,000	$665,971
University of Nebraska Revenue Bonds Lincoln Student Fees & Facilities Series 2009A
07/01/23	5.000%	700,000	823,788
Total			2,923,916
NEVADA 1.4%
City of Sparks Revenue Bonds Senior Sales Tax Anticipation Series 2008A (d)
06/15/20	6.500%	5,395,000	5,572,118
Clark County School District Prerefunded 12/15/13 Limited General Obligation Bonds Series 2003D (NPFGC)
06/15/16	5.000%	10,760,000	11,457,356
County of Clark Airport System Revenue Bonds System Subordinated Lien Series 2009C (AGM)
07/01/25	5.000%	8,190,000	9,255,191
County of Clark Limited General Obligation Refunding Bonds Transportation Series 2009A
12/01/28	5.000%	10,740,000	12,280,868
Total			38,565,533
NEW HAMPSHIRE 1.0%
City of Manchester Refunding Revenue Bonds Series 2004 (NPFGC)
06/01/19	5.500%	4,450,000	5,646,872
New Hampshire Business Finance Authority Revenue Bonds Public Service Co. Project Series 2001C (NPFGC)
05/01/21	5.450%	1,500,000	1,521,555
New Hampshire Health & Education Facilities Authority
Revenue Bonds
Rivermead
Series 2011B-2
07/01/17	5.300%	1,895,000	1,912,775
Southern New Hampshire Medical Center
Series 2007A
10/01/23	5.250%	7,000,000	7,672,140

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW HAMPSHIRE (CONTINUED)
University System
Series 2009A
07/01/23	5.000%	$8,370,000	$9,816,085
Total			26,569,427
NEW JERSEY 5.4%
Bergen County Improvement Authority Revenue Bonds Bergen County Utilities Series 2008
12/15/26	5.000%	500,000	571,975
Camden County Improvement Authority Revenue Bonds County Guaranteed Series 2006A (AMBAC)
09/01/21	4.000%	1,140,000	1,212,219
Cape May County Municipal Utilities Authority Refunding Revenue Bonds Series 2002A (AGM)
01/01/16	5.750%	1,000,000	1,165,020
City of Atlantic City Unlimited General Obligation Bonds Series 2008A
02/15/18	5.500%	500,000	588,450
City of Newark Unlimited General Obligation Refunding Bonds General Improvement Series 2010A
10/01/18	4.000%	1,000,000	1,111,290
City of Summit Unlimited General Obligation Refunding Bonds Series 2001
06/01/16	5.250%	605,000	714,299
County of Passaic Unlimited General Obligation Refunding Bonds Series 2003 (AGM)
09/01/16	5.200%	1,500,000	1,745,355
Cumberland County Improvement Authority Revenue Bonds Vineland Local Unit Program Series 2009A
04/15/19	4.000%	750,000	862,920
East Orange Board of Education Certificate of Participation Capital Appreciation Series 1998 (AGM) (a)
02/01/18	0.000%	1,000,000	843,800
Essex County Improvement Authority Refunding Revenue Bonds County Guaranteed Project Consolidation Series 2004 (NPFGC)
10/01/26	5.500%	750,000	981,120

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW JERSEY (CONTINUED)
Essex County Utilities Authority Refunding Revenue Bonds Series 2009 (AGM)
04/01/20	5.000%	$1,000,000	$1,159,470
Flemington Raritan Regional Board of Education Unlimited General Obligation Bonds Series 2000 (NPFGC/FGIC)
02/01/15	5.700%	400,000	447,220
Freehold Regional High School District Unlimited General Obligation Refunding Bonds Series 2001 (NPFGC/FGIC)
03/01/20	5.000%	1,205,000	1,492,489
Hudson County Improvement Authority Refunding Revenue Bonds Hudson County Lease Project Series 2010 (AGM)
10/01/24	5.375%	2,000,000	2,492,700
Jersey City Municipal Utilities Authority Refunding Revenue Bonds Series 2007 (NPFGC/FGIC)
01/01/19	5.250%	1,000,000	1,156,940
Manalapan-Englishtown Regional Board Of Education Unlimited General Obligation Refunding Bonds Series 2004 (NPFGC/FGIC)
12/01/20	5.750%	1,325,000	1,748,735
Middlesex County Improvement Authority
Revenue Bonds
George Street Student Housing Project
Series 2004A
08/15/18	5.000%	500,000	524,945
Heldrich Center Hotel
Senior Series 2005A
01/01/20	5.000%	815,000	517,101
New Jersey Economic Development Authority
Refunding Revenue Bonds
1st Mortgage - Winchester
Series 2004A
11/01/24	5.750%	400,000	411,912
New Jersey American Water Co.
Series 2010A
06/01/23	4.450%	1,000,000	1,123,760
School Facilities-Construction
Series 2005K (AMBAC)
12/15/20	5.250%	16,710,000	20,724,243
Series 2009AA
12/15/20	5.250%	1,000,000	1,210,190
Revenue Bonds
Cigarette Tax
Series 2004
06/15/15	5.375%	4,000,000	4,565,480
06/15/16	5.500%	5,500,000	6,560,785
Liberty State Park Project
Series 2005C (AGM)
03/01/19	5.000%	2,000,000	2,202,100
MSU Student Housing Project

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW JERSEY (CONTINUED)
Series 2010
06/01/21	5.000%	$1,000,000	$1,116,460
Motor Vehicle Surcharges
Series 2004A (NPFGC)
07/01/17	5.250%	1,000,000	1,087,270
Newark Downtown District Management Corp.
Series 2007
06/15/27	5.125%	400,000	419,364
New Jersey Economic Development Authority (a)
Revenue Bonds
Capital Appreciation-Motor Vehicle Surcharges
Series 2004 (NPFGC)
07/01/21	0.000%	1,255,000	918,622
New Jersey Educational Facilities Authority
Refunding Revenue Bonds
Rowan University
Series 2008B (AGM)
07/01/23	5.000%	750,000	851,408
Revenue Bonds
Drew University
Series 2003C (NPFGC/FGIC)
07/01/20	5.250%	1,000,000	1,192,430
Montclair State University
Series 2009J
07/01/19	5.000%	455,000	533,160
New Jersey Health Care Facilities Financing Authority
Revenue Bonds
Children’s Specialized Hospital
Series 2005A
07/01/18	5.000%	575,000	603,261
South Jersey Hospital
Series 2006
07/01/20	5.000%	1,550,000	1,686,431
St. Josephs Healthcare System
Series 2008
07/01/18	6.000%	500,000	581,045
New Jersey Higher Education Student Assistance Authority
Refunding Revenue Bonds
Series 2010-1A
12/01/18	4.300%	680,000	771,161
12/01/25	5.000%	1,000,000	1,101,190
Revenue Bonds
Series 2010-2
12/01/18	3.750%	1,000,000	1,087,260
New Jersey Housing & Mortgage Finance Agency Revenue Bonds Series 2008AA
10/01/28	6.375%	420,000	470,299
New Jersey State Turnpike Authority Revenue Bonds Series 1989 Escrowed to Maturity
01/01/19	6.000%	1,000,000	1,245,620
New Jersey Transit Corp.
Certificate of Participation
Federal Transit Administration Grants
Series 2002A (AMBAC)
09/15/15	5.500%	7,725,000	8,703,294

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW JERSEY (CONTINUED)
Subordinated Series 2005A (NPFGC/FGIC)
09/15/17	5.000%	$1,000,000	$1,138,710
New Jersey Transportation Trust Fund Authority
Revenue Bonds
Transportation System
Series 2001C (AGM)
12/15/18	5.500%	2,000,000	2,483,580
Series 2003A (AMBAC)
12/15/15	5.500%	4,260,000	4,911,567
Series 2006A
12/15/20	5.250%	1,000,000	1,237,630
12/15/21	5.500%	680,000	856,290
Series 2006A (AGM)
12/15/21	5.500%	4,700,000	5,954,571
12/15/22	5.250%	4,000,000	4,988,640
Series 2010D
12/15/23	5.250%	25,000,000	31,437,750
North Brunswick Township Board of Education Unlimited General Obligation Refunding Bonds Series 2010
07/15/18	4.000%	1,000,000	1,153,630
North Hudson Sewerage Authority Refunding Revenue Bonds Series 2006A Escrowed to Maturity (NPFGC)
08/01/17	5.125%	600,000	726,612
Robbinsville Board of Education Unlimited General Obligation Refunding Bonds Series 2005 (AGM)
01/01/28	5.250%	500,000	662,890
Scotch Plains-Fanwood School District Unlimited General Obligation Refunding Bonds Series 2010
07/15/19	4.000%	845,000	985,000
South Jersey Port Corp. Revenue Bonds Marine Terminal Series 2009P-2
01/01/16	4.000%	1,150,000	1,261,527
State of New Jersey
Certificate of Participation
Equipment Lease Purchase
Series 2008A
06/15/17	5.000%	1,565,000	1,819,563
06/15/21	5.000%	250,000	285,250
06/15/23	5.000%	1,000,000	1,127,390
Series 2009A
06/15/17	5.000%	1,000,000	1,162,660
Tobacco Settlement Financing Corp. Prerefunded 06/01/13 Revenue Bonds Series 2003
06/01/39	6.750%	4,000,000	4,217,680

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

NEW JERSEY (CONTINUED)

Toms River Board of Education Unlimited General Obligation Refunding Bonds Regional Schools Series 2007 (NPFGC)
01/15/20	4.500%	$500,000	$564,065
Total			145,477,798

NEW MEXICO 0.2%

County of Bernalillo Refunding Revenue Bonds Series 1998
04/01/27	5.250%	3,000,000	3,817,920
County of Dona Ana Improvement Refunding Revenue Bonds Subordinated Series 1998 (AMBAC)
06/01/16	5.500%	750,000	824,377
Total			4,642,297

NEW YORK 13.0%

Albany Industrial Development Agency
Revenue Bonds
St. Peters Hospital Project
Series 2008A
11/15/16	5.250%	1,750,000	2,009,630
11/15/17	5.250%	1,250,000	1,462,200
City of New York
Unlimited General Obligation Bonds
Series 2005D
08/01/13	5.000%	4,000,000	4,188,480
Series 2005G
08/01/20	5.000%	10,000,000	11,325,500
Series 2007D-1
12/01/21	5.000%	5,900,000	6,898,398
Subordinated Series 2008B-1
09/01/22	5.250%	7,200,000	8,839,296
Metropolitan Transportation Authority
Revenue Bonds
Commuter Facilities
Series 1993O Escrowed to Maturity
07/01/17	5.500%	3,000,000	3,617,280
Series 2004A (NPFGC/FGIC)
11/15/16	5.250%	3,000,000	3,581,310
11/15/17	5.250%	4,000,000	4,897,600
Series 2007A (AGM)
11/15/20	5.000%	5,000,000	5,820,900
11/15/21	5.000%	3,000,000	3,479,370
Series 2009A
11/15/26	5.300%	710,000	829,124
Series 2012E
11/15/28	5.000%	3,900,000	4,585,932
Monroe County Industrial Development Agency
Refunding Revenue Bonds
Highland Hospital of Rochester
Series 2005
08/01/14	5.000%	730,000	781,925

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

NEW YORK (CONTINUED)

08/01/15	5.000%	$545,000	$599,620
Nassau County Interim Finance Authority Refunding Revenue Bonds Sales Tax Secured Series 2003B (AMBAC)
11/15/14	5.000%	5,720,000	6,055,993
Nassau County Local Economic Assistance Corp.
Refunding Revenue Bonds
Catholic Health Services
Series 2011
07/01/19	5.000%	6,125,000	6,993,709
07/01/20	5.000%	9,390,000	10,732,864
New York City Industrial Development Agency Revenue Bonds Terminal One Group Association Project Series 2005 AMT (b)
01/01/21	5.500%	500,000	537,430
New York City Transitional Finance Authority Building Aid Revenue Revenue Bonds Series 2012S-1
07/15/29	5.000%	7,000,000	8,309,770
New York City Transitional Finance Authority
Prerefunded 02/01/14 Revenue Bonds
Future Tax Secured
Series 2004
02/01/18	5.250%	3,495,000	3,756,531
Revenue Bonds
Future Tax Secured
Series 2009A
05/01/27	5.000%	10,430,000	12,379,367
Subordinated Series 2007C-1
11/01/20	5.000%	10,300,000	12,317,358
Unrefunded Revenue Bonds
Future Tax Secured
Series 2004
02/01/18	5.250%	5,000	5,355
New York State Dormitory Authority
Refunding Revenue Bonds
Consolidated Service Contract
Series 2009A
07/01/24	5.000%	3,500,000	4,110,820
Revenue Bonds
City University System
Series 1995A (AMBAC/TCRS)
07/01/16	5.625%	1,245,000	1,391,026
Series 1995A (FGIC)
07/01/16	5.625%	4,965,000	5,547,345
Court Facilities Lease
Series 2005A (AMBAC)
05/15/18	5.250%	6,000,000	7,241,820
Mount Sinai School of Medicine
Series 2009
07/01/26	5.500%	14,635,000	16,855,276
07/01/27	5.500%	10,675,000	12,244,332
North Shore-Long Island Jewish Health

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

NEW YORK (CONTINUED)

Series 2009A
05/01/30	5.250%	$4,750,000	$5,300,050
St. Johns University
Series 2007C (NPFGC)
07/01/23	5.250%	3,245,000	4,062,902
State University Educational Facilities
3rd General Series 2005A (NPFGC/FGIC)
05/15/17	5.500%	10,000,000	12,135,500
05/15/22	5.500%	6,730,000	8,697,313
Series 1993A
05/15/15	5.250%	5,850,000	6,403,293
Series 1993A (AGM)
05/15/15	5.250%	4,000,000	4,367,560
Upstate Community-State Supported
Series 2005B (NPFGC/FGIC)
07/01/21	5.500%	6,345,000	8,075,979
New York State Thruway Authority
Revenue Bonds
2nd General Series 2005B (AMBAC)
04/01/20	5.500%	10,840,000	13,854,279
2nd General Series 2007B
04/01/19	5.000%	5,000,000	5,906,350
General Revenue
Series 2012I
01/01/24	5.000%	8,500,000	10,194,050
Series 2007H (NPFGC/FGIC)
01/01/23	5.000%	1,500,000	1,735,740
New York State Urban Development Corp.
Refunding Revenue Bonds
Service Contract
Series 2008B
01/01/19	5.000%	4,000,000	4,847,800
01/01/20	5.000%	10,460,000	12,571,142
Revenue Bonds
State Personal Income Tax-State Facilities
Series 2004A-2 (NPFGC)
03/15/20	5.500%	29,450,000	37,674,796
Niagara County Industrial Development Agency Refunding Revenue Bonds Series 2001B AMT (b)
11/15/24	5.550%	8,000,000	8,056,000
Port Authority of New York & New Jersey Revenue Bonds Consolidated 154th Series 2009
09/01/26	4.750%	1,000,000	1,140,990
Tobacco Settlement Financing Corp. Asset-Backed Revenue Bonds Series 2003A-1
06/01/19	5.500%	1,250,000	1,302,775
Triborough Bridge & Tunnel Authority
Revenue Bonds
General
Subordinated Series 2008B-1
11/15/25	5.000%	21,500,000	22,758,610
Subordinated Series 2008D

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

NEW YORK (CONTINUED)

11/15/22	5.000%	$10,000,000	$11,639,600
Total			352,120,290

NORTH CAROLINA 1.5%

Albemarle Hospital Authority
Refunding Revenue Bonds
Series 2007
10/01/21	5.250%	3,000,000	3,177,630
10/01/27	5.250%	3,700,000	3,797,273
Cape Fear Public Utility Authority Revenue Bonds Series 2008
08/01/20	5.000%	800,000	954,008
City of Charlotte Water & Sewer System Revenue Bonds Water & Sewer Series 2008
07/01/26	5.000%	1,250,000	1,499,150
County of Iredell Certificate of Participation Iredell County School Project Series 2008 (AGM)
06/01/17	5.250%	1,710,000	2,035,652
North Carolina Eastern Municipal Power Agency
Refunding Revenue Bonds
Series 2008A (AGM)
01/01/19	5.250%	5,415,000	6,402,588
Revenue Bonds
Series 2009B
01/01/26	5.000%	17,625,000	19,931,760
North Carolina Medical Care Commission Revenue Bonds Health Care Housing-Arc Projects Series 2004A
10/01/24	5.500%	1,575,000	1,669,311
State of North Carolina Unlimited General Obligation Refunding Bonds Series 2005B
04/01/17	5.000%	1,000,000	1,201,410
Total			40,668,782

OHIO 1.9%

American Municipal Power, Inc.
Revenue Bonds
AMP Fremont Energy Center Project
Series 2012
02/15/24	5.000%	2,000,000	2,385,480
Prairie State Energy Campus Project
Series 2008A
02/15/20	5.250%	4,060,000	4,810,775
02/15/22	5.250%	9,810,000	11,451,311

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

OHIO (CONTINUED)

City of Cleveland Limited General Obligation Refunding Bonds Series 2005 (AMBAC)
10/01/16	5.500%	$7,710,000	$9,063,645
County of Hamilton Sewer System Refunding Revenue Bonds Series 2005A (NPFGC)
12/01/15	5.000%	5,535,000	6,220,288
County of Miami Improvement Refunding Revenue Bonds Upper Valley Medical Center Series 2006
05/15/21	5.250%	500,000	544,515
County of Montgomery Revenue Bonds Catholic Health Initiatives Series 2008D-2
10/01/38	5.250%	8,000,000	8,462,160
Mason City School District Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC/FGIC)
12/01/19	5.250%	2,250,000	2,846,138
Ohio State Turnpike Commission Refunding Revenue Bonds Series 1998A (NPFGC/FGIC)
02/15/21	5.500%	2,000,000	2,553,800
State of Ohio Refunding Revenue Bonds Cleveland Clinic Health System Series 2011
01/01/25	5.000%	3,750,000	4,331,250
Total			52,669,362

OKLAHOMA 0.2%

Chickasaw Nation Revenue Bonds Health System Series 2007 (d)
12/01/17	5.375%	2,965,000	3,138,482
Cleveland County Justice Authority Revenue Bonds Detention Facility Project Series 2009A
03/01/15	5.000%	1,260,000	1,359,780
Total			4,498,262

OREGON 0.2%

Oregon State Department of Administrative Services Revenue Bonds Series 2009A
04/01/24	5.250%	1,000,000	1,207,420

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

OREGON (CONTINUED)

Yamhill Clackamas & Washington Counties School District No. 29J Newberg Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC/FGIC)
06/15/17	5.500%	$2,500,000	$3,048,425
Total			4,255,845

PENNSYLVANIA 3.0%

City of Philadelphia Unlimited General Obligation Bonds Series 2011
08/01/19	5.250%	3,795,000	4,409,259
Commonwealth of Pennsylvania
Unlimited General Obligation Refunding Bonds
Series 2002
02/01/15	5.500%	3,000,000	3,380,460
Series 2004 (AGM)
07/01/18	5.375%	12,000,000	14,965,800
Series 2004 (NPFGC)
07/01/16	5.375%	10,000,000	11,875,600
County of Westmoreland Unlimited General Obligation Bonds Capital Appreciation Series 1997 Escrowed to Maturity (NPFGC/FGIC) (a)
12/01/18	0.000%	1,000,000	814,910
Delaware Valley Regional Financial Authority
Revenue Bonds
Series 1997B (AMBAC)
07/01/17	5.600%	2,000,000	2,314,700
Series 2002
07/01/17	5.750%	2,000,000	2,340,300
Elizabeth Forward School District Unlimited General Obligation Bonds Capital Appreciation Series 1994B Escrowed to Maturity (NPFGC) (a)
09/01/21	0.000%	2,210,000	1,835,118
Northampton County General Purpose Authority
Revenue Bonds
Saint Luke’s Hospital Project
Series 2008A
08/15/20	5.000%	3,480,000	3,827,060
08/15/21	5.125%	3,715,000	4,055,554
08/15/22	5.250%	1,965,000	2,157,649
Pennsylvania Turnpike Commission
Revenue Bonds
Subordinated Series 2011A
NONE 04/28/2011
12/01/31	5.625%	8,150,000	9,578,776
Pennsylvania Turnpike Commission (g)
Revenue Bonds
Capital Appreciation
Subordinated Series 2010B-2
12/01/24	0.000%	20,000,000	19,842,200
Total			81,397,386

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

PUERTO RICO 0.9%

Commonwealth of Puerto Rico (f)
Unlimited General Obligation Bonds
Series 1997 (NPFGC)
07/01/15	6.500%	$4,190,000	$4,732,479
Unlimited General Obligation Public Improvement Bonds
Series 2006B
07/01/16	5.250%	5,000,000	5,550,300
Puerto Rico Electric Power Authority Refunding Revenue Bonds Series 2002KK (AGM) (f)
07/01/15	5.500%	10,000,000	11,177,100
Puerto Rico Highway & Transportation Authority Refunding Revenue Bonds Series 2005L (CIFG/TCRS/AGM) (f)
07/01/18	5.250%	2,000,000	2,293,720
Total			23,753,599

RHODE ISLAND 2.9%

City of Cranston
Unlimited General Obligation Bonds
Series 2008 (AGM)
07/01/26	4.750%	900,000	1,001,547
07/01/27	4.750%	945,000	1,046,172
Unlimited General Obligation Refunding Bonds
Series 2005 (AMBAC)
07/15/15	5.000%	2,280,000	2,563,130
Providence Housing Authority
Revenue Bonds
Capital Fund
Series 2008
09/01/24	5.000%	565,000	640,857
09/01/26	5.000%	310,000	347,786
09/01/27	5.000%	690,000	771,813
Rhode Island Clean Water Finance Agency
Revenue Bonds
Revolving Fund-Pooled Loan
Series 2009A
10/01/25	5.000%	720,000	881,842
Revolving Fund-Pooled Loan Association
Series 2004A
10/01/23	4.750%	1,000,000	1,082,530
Safe Drinking Water Revolving Fund
Series 2004A
10/01/18	5.000%	1,000,000	1,090,820
Water Pollution Control Revolving Fund
Series 2007
10/01/21	4.750%	1,000,000	1,161,790
Rhode Island Convention Center Authority
Refunding Revenue Bonds
Series 2005A (AGM)
05/15/21	5.000%	4,500,000	4,895,640
05/15/22	5.000%	3,525,000	3,817,857
05/15/23	5.000%	5,905,000	6,395,587
Rhode Island Depositors Economic Protection Corp.
Prerefunded 08/01/13 Revenue Bonds
Series 1993A (AGM)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

RHODE ISLAND (CONTINUED)

08/01/14	5.750%	$2,105,000	$2,217,133
Revenue Bonds
Series 1993A Escrowed to Maturity (AGM)
08/01/21	5.750%	2,165,000	2,876,008
Rhode Island Economic Development Corp.
Revenue Bonds
Department of Transportation
Series 2006A (AMBAC)
06/15/22	5.000%	1,000,000	1,084,920
East Greenwich Free Library Association
Series 2004
06/15/14	4.500%	135,000	135,644
06/15/24	5.750%	415,000	420,677
Grant Anticipation-Department of Transportation
Series 2009A (AGM)
06/15/21	5.250%	2,000,000	2,399,740
Providence Place Mall
Series 2000
07/01/20	6.125%	1,520,000	1,520,471
Series 2008C (AGM)
07/01/17	5.000%	2,245,000	2,563,363
Rhode Island Health & Educational Building Corp.
Prerefunded 08/15/14 Revenue Bonds
Higher Education Facility
Series 2004D (XLCA)
08/15/16	5.500%	1,340,000	1,477,913
08/15/17	5.500%	1,345,000	1,483,427
Refunding Revenue Bonds
Higher Education-Johnson & Wales
Series 2003 (XLCA)
04/01/16	5.250%	1,485,000	1,509,592
Hospital Financing-Lifespan Obligation
Series 2006A (AGM)
05/15/26	5.000%	2,000,000	2,138,900
University of Rhode Island
Series 2008A
09/15/28	6.500%	3,000,000	3,568,380
Revenue Bonds
Bond Financing Program
Series 2009
05/15/25	5.000%	1,515,000	1,762,006
Brown University
Series 2007
09/01/18	5.000%	1,000,000	1,196,660
Higher Education Facility
Series 2004A (AMBAC)
09/15/20	5.250%	1,020,000	1,088,789
Higher Education-Johnson & Wales
Series 1999 (NPFGC)
04/01/15	5.500%	1,000,000	1,097,890
04/01/17	5.500%	1,000,000	1,149,400
04/01/18	5.500%	1,420,000	1,648,038
Higher Educational-Providence College
Series 2003A (XLCA)
11/01/24	5.000%	2,000,000	2,056,160
Hospital Financing-Lifespan Obligation
Series 2009A (AGM)
05/15/27	6.125%	400,000	474,512

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
RHODE ISLAND (CONTINUED)
05/15/30	6.250%	$500,000	$589,025
New England Institute of Technology
Series 2010
03/01/24	5.000%	1,145,000	1,305,346
Providence Public Schools Financing Program
Series 2006A (AGM)
05/15/23	5.000%	2,000,000	2,129,020
Series 2007A (AGM)
05/15/22	5.000%	2,000,000	2,147,640
Series 2007C (AGM)
05/15/21	5.000%	1,500,000	1,621,695
Public Schools Financing Program
Series 2007B (AMBAC)
05/15/19	4.250%	250,000	248,747
Times2 Academy
Series 2004
12/15/24	5.000%	1,500,000	1,541,775
University of Rhode Island
Series 2009A (AGM)
09/15/24	4.750%	1,000,000	1,134,210
Rhode Island Student Loan Authority Revenue Bonds Program Senior Series 2010A
12/01/20	4.600%	885,000	960,597
State of Rhode Island
Certificate of Participation
Lease-Training School Project
Series 2005A (NPFGC)
10/01/19	5.000%	1,200,000	1,306,812
Unlimited General Obligation Bonds
Consolidated Capital Development Loan
Series 2006C (NPFGC)
11/15/18	5.000%	1,000,000	1,154,520
Unlimited General Obligation Refunding Bonds
Consolidated Capital Development Loan
Series 2005A (AGM)
08/01/17	5.000%	2,000,000	2,250,220
Series 2006A (AGM)
08/01/20	4.500%	1,750,000	1,933,855
Total			77,890,456
SOUTH CAROLINA 1.9%
Berkeley County School District
Revenue Bonds
Securing Assets for Education
Series 2003
12/01/18	5.250%	1,000,000	1,048,160
12/01/28	5.000%	7,205,000	7,405,011
Charleston Educational Excellence Finance Corp. Revenue Bonds Charleston County School District Series 2005
12/01/24	5.250%	10,000,000	11,173,100

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SOUTH CAROLINA (CONTINUED)
County of Greenwood Refunding Revenue Bonds Self Regional Healthcare Series 2012B
10/01/31	5.000%	$5,000,000	$5,532,550
Dorchester County School District No. 2 Revenue Bonds Growth Remedy Opportunity Tax Hike Series 2004
12/01/17	5.250%	2,000,000	2,163,520
Greenville County School District Refunding Revenue Bonds Building Equity Sooner Series 2005
12/01/18	5.500%	5,000,000	6,244,050
Greenville Hospital System Board Refunding Revenue Bonds Series 2012
05/01/28	5.000%	8,440,000	9,582,269
Newberry Investing in Children’s Education Revenue Bonds Newberry County School District Project Series 2005
12/01/19	5.250%	1,500,000	1,621,845
South Carolina State Public Service Authority Revenue Bonds Santee Cooper Series 2006A (NPFGC)
01/01/30	5.000%	5,555,000	6,114,222
Total			50,884,727
SOUTH DAKOTA 0.1%
South Dakota Health & Educational Facilities Authority
Revenue Bonds
Regional Health
Series 2011
09/01/19	5.000%	1,250,000	1,457,862
09/01/20	5.000%	1,250,000	1,456,813
09/01/21	5.000%	1,000,000	1,146,990
Total			4,061,665
TENNESSEE 0.6%
Blount County Public Building Authority Prerefunded 6/01/14 Revenue Bonds Local Government Public Series 2004 (NPFGC/FGIC)
06/01/16	5.000%	815,000	884,943
City of Chattanooga Unlimited General Obligation Refunding Bonds Series 2005A (AGM)
09/01/14	5.000%	4,150,000	4,557,530

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TENNESSEE (CONTINUED)
County of Overton Unlimited General Obligation Refunding Bonds School Series 2004 (NPFGC)
04/01/16	5.000%	$1,000,000	$1,084,560
Memphis-Shelby County Airport Authority Refunding Revenue Bonds Federal Express Corp. Series 1997
09/01/12	5.350%	3,530,000	3,541,759
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Improvement Refunding Revenue Bonds Meharry Medical College Series 1996 (AMBAC)
12/01/16	6.000%	3,800,000	4,234,948
Metropolitan Government of Nashville & Davidson County Refunding Revenue Bonds Series 1998B
05/15/13	5.500%	3,000,000	3,124,530
Total			17,428,270
TEXAS 9.6%
Aldine Independent School District Unlimited General Obligation Refunding Bonds Series 2005 (Permanent School Fund Guarantee)
02/15/15	5.250%	1,655,000	1,778,364
Barbers Hill Independent School District Unlimited General Obligation Refunding Bonds Series 2003 (Permanent School Fund Guarantee)
02/15/22	5.000%	1,030,000	1,054,524
Brownwood Independent School District Unlimited General Obligation Refunding Bonds School Building Series 2005 (NPFGC/FGIC)
02/15/17	5.250%	1,310,000	1,441,092
Central Texas Regional Mobility Authority
Revenue Bonds
Senior Lien
Series 2010
01/01/19	5.750%	750,000	834,818
01/01/20	5.750%	1,250,000	1,463,425
Series 2011
01/01/31	5.750%	15,230,000	17,648,829
City of Austin Refunding Revenue Bonds Subordinated Lien Series 1998 (NPFGC)
05/15/18	5.250%	1,100,000	1,319,560
City of Corpus Christi Utility System Refunding Revenue Bonds Series 2005A (AMBAC)
07/15/19	5.000%	2,000,000	2,234,820

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
City of El Paso Limited General Obligation Refunding Bonds Series 2005 (NPFGC/FGIC)
08/15/14	5.250%	$2,000,000	$2,196,040
City of Houston Airport System Refunding Revenue Bonds Subordinate Lien Series 2012B
07/01/28	5.000%	7,000,000	8,166,830
City of Houston Utility System Refunding Revenue Bonds 1st Lien Series 2004A (NPFGC/FGIC)
05/15/24	5.250%	5,000,000	5,367,200
City of Houston
Prerefunded 03/01/15 Limited General Obligation Bonds
Series 2005E (AMBAC)
03/01/20	5.000%	2,525,000	2,818,557
City of Houston (a)
Revenue Bonds
Capital Appreciation-Convention
Series 2001B (AMBAC)
09/01/17	0.000%	2,000,000	1,790,100
City of Irving
Prerefunded 11/15/15 Limited General Obligation Bonds
Improvement
Series 2005A
11/15/18	5.000%	1,075,000	1,236,024
Unrefunded Limited General Obligation Bonds
Improvement
Series 2005A
11/15/18	5.000%	925,000	1,051,984
City of Laredo Limited General Obligation Refunding Bonds Series 2005 (AMBAC)
08/15/20	5.000%	1,065,000	1,184,227
City of McKinney Limited General Obligation Bonds Waterworks & Sewer System Series 2005 (NPFGC/FGIC)
08/15/17	5.250%	1,125,000	1,274,816
City of San Antonio
Refunding Revenue Bonds
Series 2005
02/01/18	5.000%	10,000,000	11,068,300
System
Series 2002
02/01/14	5.375%	2,500,000	2,689,150
Conroe Independent School District
Prerefunded 02/15/15 Unlimited General Obligation Bonds
Schoolhouse
Series 2005C (Permanent School Fund Guarantee)
02/15/19	5.000%	1,650,000	1,843,100
Unlimited General Obligation Bonds
School Building

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
Series 2009A
02/15/25	5.250%	$1,135,000	$1,349,106
Corpus Christi Business & Job Development Corp.
Improvement Refunding Revenue Bonds
Arena Project
Series 2002 (AMBAC)
09/01/14	5.500%	2,065,000	2,155,302
09/01/18	5.500%	1,250,000	1,303,000
County of Williamson Unlimited General Obligation Bonds Series 2005 (NPFGC)
02/15/16	5.000%	1,985,000	2,204,462
Dallas County Community College District Limited General Obligation Bonds Series 2009
02/15/20	5.000%	750,000	925,635
Dallas/Fort Worth International Airport Refunding Revenue Bonds Joint Series 2012B
11/01/28	5.000%	21,280,000	24,268,989
Dickinson Independent School District Unlimited General Obligation Bonds Series 2006 (Permanent School Fund Guarantee)
02/15/20	5.000%	2,405,000	2,746,702
Dripping Springs Independent School District Unlimited General Obligation Bonds School Building Series 2008 (Permanent School Fund Guarantee)
02/15/26	5.000%	1,000,000	1,166,360
Duncanville Independent School District Unlimited General Obligation Refunding Bonds Capital Appreciation Series 2005 (Permanent School Fund Guarantee) (a)
02/15/22	0.000%	2,000,000	1,640,040
Gulf Coast Waste Disposal Authority
Revenue Bonds
BP Products North America
Series 2007
01/01/42	2.300%	3,350,000	3,414,722
Gulf Coast Waste Disposal Authority (b)
Refunding Revenue Bonds
Series 2002A AMT
08/01/24	6.100%	5,750,000	5,769,722
Harris County Flood Control District Limited General Obligation Bonds Improvement Series 2006
10/01/29	4.750%	10,000,000	11,178,900
Harris County Industrial Development Corp. Revenue Bonds Deer Park Refining Project Series 2008
05/01/18	4.700%	12,000,000	13,292,760

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
Houston Higher Education Finance Corp. Revenue Bonds Cosmos Foundation, Inc. Series 2011A
05/15/31	6.500%	$1,000,000	$1,204,220
Houston Independent School District Limited General Obligation Refunding Bonds Limited Tax Series 2007 (Permanent School Fund Guarantee)
02/15/25	4.500%	5,000,000	5,492,750
La Joya Independent School District Unlimited General Obligation Refunding Bonds Series 2005 (Permanent School Fund Guarantee)
02/15/20	5.000%	1,000,000	1,104,410
Lewisville Independent School District Unlimited General Obligation Bonds School Building Series 2009
08/15/21	5.000%	1,000,000	1,223,070
Lower Colorado River Authority
Refunding Revenue Bonds
5th Supplemental Series 1993 Escrowed to Maturity
01/01/16	5.375%	2,100,000	2,443,266
LCRA Transmission Services Corp. Project
Series 2011
05/15/27	5.000%	11,195,000	13,082,589
North Central Texas Health Facility Development Corp. Revenue Bonds Hospital-Presbyterian Healthcare Series 1996B Escrowed to Maturity (NPFGC)
06/01/16	5.500%	9,645,000	10,789,669
North Harris County Regional Water Authority Revenue Bonds Senior Lien Series 2008
12/15/20	5.250%	4,415,000	5,262,062
North Texas Tollway Authority
Refunding Revenue Bonds
System-1st Tier
Series 2008A
01/01/22	6.000%	14,000,000	16,718,100
Series 2008E-3
01/01/38	5.750%	9,350,000	10,780,082
SA Energy Acquisition Public Facility Corp. Revenue Bonds Gas Supply Series 2007
08/01/16	5.250%	4,450,000	4,919,341
Sam Rayburn Municipal Power Agency
Refunding Revenue Bonds
Series 2002
10/01/16	6.000%	3,000,000	3,020,130
10/01/21	6.000%	2,725,000	2,739,524
San Juan Higher Education Finance Authority

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
Revenue Bonds
Idea Public Schools
Series 2010A
08/15/20	5.125%	$2,000,000	$2,196,380
08/15/24	5.750%	1,590,000	1,786,619
Southwest Higher Education Authority, Inc. Revenue Bonds Southern Methodist University Project Series 2009
10/01/26	5.000%	1,000,000	1,179,090
Spring Independent School District Unlimited General Obligation Bonds Schoolhouse Series 2009 (Permanent School Fund Guarantee)
08/15/21	5.000%	750,000	915,345
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds Air Force Obligation Group Series 2007
05/15/27	5.125%	3,750,000	3,819,937
Texas City Industrial Development Corp. Refunding Revenue Bonds Arco Pipe Line Co. Project Series 1990
10/01/20	7.375%	3,000,000	4,106,100
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds Senior Lien Series 2006A
12/15/12	5.000%	5,500,000	5,593,335
Texas Public Finance Authority Revenue Bonds Stephen F. Austin State University Financing Series 2005 (NPFGC)
10/15/19	5.000%	2,000,000	2,253,620
Trinity River Authority
Improvement Refunding Revenue Bonds
Tarrant County Water Project
Series 2005 (NPFGC)
02/01/17	5.000%	1,000,000	1,115,310
02/01/18	5.000%	1,000,000	1,113,120
University of Houston Refunding Revenue Bonds Series 2009
02/15/21	5.000%	1,000,000	1,201,960
University of Texas System
Prerefunded 02/15/17 Revenue Bonds
Financing System
Series 2006D
08/15/18	5.000%	8,455,000	10,070,159
Refunding Revenue Bonds
Financing System
Series 2004A
08/15/17	5.250%	2,000,000	2,441,220

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
Unrefunded Revenue Bonds
Financing System
Series 2006D
08/15/18	5.000%	$1,545,000	$1,819,454
Uptown Development Authority Tax Allocation Bonds Infrastructure Improvement Facilities Series 2009
09/01/22	5.000%	750,000	818,543
West Harris County Regional Water Authority Revenue Bonds Series 2009
12/15/25	5.000%	1,000,000	1,183,740
Total			260,270,605
UTAH 0.9%
Intermountain Power Agency Refunding Revenue Bonds Subordinated Series 2007A (AMBAC)
07/01/17	5.000%	15,000,000	17,780,400
Utah State Building Ownership Authority Refunding Revenue Bonds State Facilities Master Lease Program Series 1998C Escrowed to Maturity (AGM)
05/15/14	5.500%	5,000,000	5,449,800
Total			23,230,200
VIRGIN ISLANDS —%
Virgin Islands Water & Power Authority Refunding Revenue Bonds Series 2012A (f)
07/01/21	4.000%	625,000	627,544
VIRGINIA 1.2%
Augusta County Industrial Development Authority Refunding Revenue Bonds Augusta Health Care, Inc. Series 2003
09/01/18	5.250%	1,500,000	1,764,465
Virginia College Building Authority Revenue Bonds Public Higher Education Financing Program Series 2009A
09/01/24	5.000%	1,000,000	1,186,760
Virginia Public School Authority
Refunding Revenue Bonds
School Financing 1997 Resolution
Series 2005B
08/01/16	5.250%	13,995,000	16,586,454
Revenue Bonds
School Financing 1997 Resolution
Series 2005C

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
VIRGINIA (CONTINUED)
08/01/16	5.000%	$6,285,000	$7,125,493
Virginia Resources Authority
Revenue Bonds
State Revolving Fund
Series 2009
10/01/22	5.000%	500,000	615,120
Subordinated Series 2008
10/01/19	5.000%	1,000,000	1,228,210
Subordinated Revenue Bonds
Clean Water State Revolving Fund
Series 2007
10/01/17	5.000%	3,760,000	4,567,235
Total			33,073,737
WASHINGTON 1.0%
Clark County School District No. 37 Vancouver Unlimited General Obligation Bonds Series 2001C (NPFGC/FGIC) (a)
12/01/16	0.000%	1,000,000	945,680
Energy Northwest Revenue Bonds Columbia Generating Station Series 2007D
07/01/22	5.000%	1,000,000	1,164,610
State of Washington
Unlimited General Obligation Bonds
Motor Vehicle Fuel
Series 2010B
08/01/26	5.000%	18,270,000	22,165,895
Series 2007A
07/01/21	5.000%	700,000	829,458
Series 2008D
01/01/20	5.000%	1,000,000	1,185,430
Total			26,291,073
WEST VIRGINIA 0.4%
West Virginia Economic Development Authority Refunding Revenue Bonds Appalachian Power Co. Amos Series 2008C
05/01/19	4.850%	6,500,000	6,732,050
West Virginia Hospital Finance Authority Revenue Bonds Charleston Area Medical Center, Inc. Series 1993A Escrowed to Maturity
09/01/23	6.500%	3,980,000	5,320,544
Total			12,052,594

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WISCONSIN 1.4%
City of Sheboygan Refunding Revenue Bonds Wisconsin Power Series 2006 (FGIC)
09/01/15	5.000%	$5,600,000	$6,242,208
State of Wisconsin
Revenue Bonds
Series 2009A
05/01/22	5.000%	1,000,000	1,180,900
05/01/23	5.125%	14,000,000	16,619,820
Wisconsin Health & Educational Facilities Authority Refunding Revenue Bonds Wheaton Healthcare Series 2006B
08/15/23	5.125%	13,065,000	13,852,428
Total			37,895,356
Total Municipal Bonds (Cost: $2,432,898,738)			$2,680,336,541

Issue Description	Effective Yield	Amount Payable at Maturity	Value

Floating Rate Notes 0.1%
COLORADO 0.1%
Colorado Educational & Cultural Facilities Authority Revenue Bonds Flying J Ranch LLC VRDN Series 2006 (U.S. Bank) (g)(i)
03/01/36	0.160%	800,000	800,000
MISSOURI —%
Missouri State Health & Educational Facilities Authority Revenue Bonds St. Louis University VRDN Series 2008A-2 (Wells Fargo Bank) (g)(i)
10/01/35	0.120%	700,000	700,000
Total Floating Rate Notes (Cost: $1,500,000)			$1,500,000

		Shares	Value

Money Market Funds 1.2%
Dreyfus Tax-Exempt Cash
Management Fund, 0.000% (j)		15,919,038	$15,919,038
JPMorgan Tax Free Money Market
Fund, 0.000% (j)		17,070,590	17,070,590
Total Money Market Funds (Cost: $32,989,628)			$32,989,628
Total Investments
(Cost: $2,467,388,366) (k)			$2,714,826,169(l)
Other Assets & Liabilities, Net			(4,122,906)
Total Net Assets			$2,710,703,263

Notes to Portfolio of Investments

(a)	Zero coupon bond.
(b)	Income from this security may be subject to alternative minimum tax.
(c)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at July 31, 2012 was $1,664,709, representing 0.06% of net assets.  Information concerning such security holdings at July 31, 2012 was as follows:

Security Description	Acquisition Dates	Cost ($)
Capital Trust Agency, Inc.
Revenue Bonds
Atlantic Housing Foundation
Subordinated Series 2008B
7.000% 07/15/32	07-23-08	1,910,000
Illinois Finance Authority
Revenue Bonds
Sedgebrook, Inc. Facility
Series 2007A
5.500% 11/15/12	08-17-07	356,470
Illinois Finance Authority
Revenue Bonds
Sedgebrook, Inc. Facility
Series 2007A
5.400% 11/15/16	08-22-07	1,534,079
Illinois Finance Authority
Revenue Bonds
Sedgebrook, Inc. Facility
Series 2007A
5.875% 11/15/22	08-09-07	5,854,379
Oakmont Grove Community Development District
Special Assessment Bonds
Series 2007B
5.250% 05/01/12	04-19-07 - 04-25-07	2,007,500
Sterling Hill Community Development District
Special Assessment Bonds
Series 2003B
5.500% 11/01/10	10-23-03	149,140

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2012, the value of these securities amounted to $20,997,913 or 0.77% of net assets.

(e)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At July 31, 2012, the value of these securities amounted to $805,324, which represents 0.03% of net assets.

(f)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States.  At July 31, 2012, the value of these securities amounted to $34,616,268 or 1.28% of net assets.

(g)	Variable rate security. The interest rate shown reflects the rate as of July 31, 2012.
(h)	Represents a security purchased on a when-issued or delayed delivery basis.

(i)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(j)	The rate shown is the seven-day current annualized yield at July 31, 2012.
(k)

At July 31, 2012, the cost of securities for federal income tax purposes was approximately $2,467,388,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$260,759,000
Unrealized Depreciation	(13,321,000)
Net Unrealized Appreciation	$247,438,000

(l)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ACA	ACA Financial Guaranty Corporation
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
BHAC	Berkshire Hathaway Assurance Corporation
BNY	Bank of New York
CIFG	IXIS Financial Guaranty
FGIC	Financial Guaranty Insurance Company
NPFGC	National Public Finance Guarantee Corporation
RAN	Revenue Anticipation Note
TCRS	Transferable Custodial Receipts
VRDN	Variable Rate Demand Note
XLCA	XL Capital Assurance

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	2,680,336,541	—	2,680,336,541

Total Bonds	—	2,680,336,541	—	2,680,336,541

Short-Term Securities
Floating Rate Notes	—	1,500,000	—	1,500,000

Total Short-Term Securities	—	1,500,000	—	1,500,000

Other
Money Market Funds	32,989,628	—	—	32,989,628

Total Other	32,989,628	—	—	32,989,628
Total	32,989,628	2,681,836,541	—	2,714,826,169

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Massachusetts Intermediate Municipal Bond Fund

July 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 100.4%
AIRPORT 2.4%
Massachusetts Port Authority (a)
Refunding Revenue Bonds
Passenger Facility Charge
Series 2007D (AGM)
07/01/17	5.000%	$3,000,000	$3,535,590
Revenue Bonds
Series 2005C (AMBAC)
07/01/15	5.000%	1,500,000	1,689,135
07/01/22	5.000%	3,500,000	3,883,250
Total			9,107,975
ASSISTED LIVING 0.6%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
1st Mortgage VOA Concord
Series 2007
11/01/17	5.000%	635,000	653,244
11/01/27	5.125%	1,500,000	1,467,285
Total			2,120,529
HIGHER EDUCATION 18.7%
Massachusetts Development Finance Agency
Revenue Bonds
Boston College
Series 2007P
07/01/20	5.000%	3,260,000	3,808,430
Boston University
Series 2009V-2
10/01/14	2.875%	3,000,000	3,147,210
Brandeis University
Series 2010O-2
10/01/24	5.000%	5,000,000	5,804,650
Emerson College
Series 2006A
01/01/20	5.000%	870,000	960,785
01/01/21	5.000%	2,500,000	2,744,400
01/01/23	5.000%	1,000,000	1,084,290
Hampshire College
Series 2004
10/01/14	5.150%	130,000	133,201
Mount Holyoke College
Series 2008
07/01/23	5.000%	1,285,000	1,510,839
Wheelock College
Series 2007C
10/01/17	5.000%	1,160,000	1,287,820
Massachusetts Development Finance Agency (a)
Revenue Bonds
Worcester Polytechnic Institute
Series 2007 (NPFGC)
09/01/22	5.000%	1,710,000	1,922,143
Massachusetts Development Finance Agency (b)
Revenue Bonds
Merrimack College
Series 2012A
07/01/27	5.000%	1,075,000	1,176,071
Massachusetts Health & Educational Facilities Authority

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HIGHER EDUCATION (CONTINUED)
Revenue Bonds
Berklee College of Music
Series 2007A
10/01/32	5.000%	$2,440,000	$2,675,582
Boston College
Series 2003N
06/01/15	5.250%	1,000,000	1,040,570
Series 2008M-1
06/01/24	5.500%	3,000,000	3,944,280
Massachusetts Institute of Technology
Series 2002K
07/01/17	5.375%	2,275,000	2,796,794
07/01/22	5.500%	1,000,000	1,355,750
Series 2004M
07/01/19	5.250%	610,000	777,683
Northeastern University
Series 2008T-1
10/01/28	5.000%	1,750,000	2,066,435
Series 2008T-2
10/01/29	5.000%	4,045,000	4,733,742
Series 2010A
10/01/13	5.000%	1,040,000	1,093,612
Simmons College
Series 2009I
10/01/18	6.750%	1,365,000	1,725,769
Suffolk University
Series 2009A
07/01/24	6.000%	2,100,000	2,485,056
Tufts University
Series 2002J
08/15/16	5.500%	1,500,000	1,783,260
Series 2008
08/15/14	5.000%	1,250,000	1,366,450
08/15/17	5.000%	1,145,000	1,377,824
Wellesley College
Series 2003
07/01/15	5.000%	610,000	635,962
Williams College
Series 2003H
07/01/16	5.000%	1,740,000	1,812,749
Massachusetts Health & Educational Facilities Authority (c)
Revenue Bonds
Northeastern University
Series 2008T-3
10/01/37	2.700%	2,500,000	2,575,750
Massachusetts Industrial Finance Agency Revenue Bonds Tufts University Series 1998H (NPFGC) (a)
02/15/13	5.500%	1,830,000	1,881,222
Massachusetts State College Building Authority Revenue Bonds Series 2012A
05/01/29	5.000%	3,000,000	3,585,060
University of Massachusetts Building Authority
Revenue Bonds
Senior Series 2009-1

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HIGHER EDUCATION (CONTINUED)
05/01/23	5.000%	$5,000,000	$5,896,600
University of Massachusetts Building Authority (a)
Revenue Bonds
Senior Series 2008-2 (AGM)
05/01/21	5.000%	1,510,000	1,770,082
Total			70,960,071
HOSPITAL 8.7%
Massachusetts Development Finance Agency
Revenue Bonds
Berkshire Health System
Series 2012G
10/01/26	5.000%	1,200,000	1,351,080
Boston Medical Center
Series 2012C
07/01/27	5.250%	3,695,000	4,011,588
UMASS Memorial Issue
Series 2011H
07/01/26	5.125%	2,000,000	2,187,700
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Baystate Medical Center
Series 2002F
07/01/13	5.750%	890,000	893,364
Caregroup
Series 2008E-2
07/01/19	5.375%	4,675,000	5,511,217
Milford Regional Medical
Series 2007E
07/15/17	5.000%	1,050,000	1,129,328
07/15/22	5.000%	1,500,000	1,559,340
Partners Healthcare
Series 2003E
07/01/15	5.000%	1,140,000	1,184,813
Series 2010J-2
07/01/22	5.000%	5,000,000	5,898,900
Partners Healthcare System
Series 2005F
07/01/17	5.000%	2,000,000	2,227,240
Series 2007G
07/01/18	5.000%	2,575,000	3,032,706
Massachusetts Health & Educational Facilities Authority (a)
Revenue Bonds
Caregroup
Series 1998B-2 (NPFGC)
02/01/27	5.375%	1,585,000	1,786,501
Series 2004D (NPFGC)
07/01/22	5.250%	1,000,000	1,137,090
UMASS Memorial Issue
Series 1998A (AMBAC)
07/01/14	5.250%	975,000	977,613
Total			32,888,480

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HUMAN SERVICE PROVIDER 0.4%
Massachusetts Development Finance Agency Revenue Bonds Evergreen Center, Inc. Series 2005
01/01/20	5.500%	$1,355,000	$1,396,599
INVESTOR OWNED 1.7%
Massachusetts Development Finance Agency (c)
Refunding Revenue Bonds
Dominion Energy Brayton 1
Series 2009
12/01/42	5.750%	3,460,000	4,153,349
Revenue Bonds
Dominion Energy Brayton
Series 2010A
12/01/41	2.250%	2,260,000	2,311,257
Total			6,464,606
JOINT POWER AUTHORITY 3.2%
Berkshire Wind Power Cooperative Corp.
Revenue Bonds
Series 2010-1
07/01/24	5.250%	3,785,000	4,248,436
07/01/25	5.000%	2,000,000	2,191,680
Massachusetts Municipal Wholesale Electric Co.
Revenue Bonds
Project 6
Series 2012A
07/01/16	5.000%	2,000,000	2,311,520
Project No. 6
Series 2011
07/01/19	5.000%	2,760,000	3,261,050
Total			12,012,686
LOCAL GENERAL OBLIGATION 7.9%
Boston Metropolitan District Unlimited General Obligation Refunding Bonds Series 2002A
12/01/14	5.250%	2,010,000	2,043,205
City of Boston
Unlimited General Obligation Bonds
Series 2012A
04/01/24	4.000%	2,150,000	2,513,436
Unlimited General Obligation Refunding Bonds
Series 2004A
01/01/14	5.000%	1,000,000	1,065,950
City of Fall River
Limited General Obligation Refunding Bonds
State Qualified
Series 2012
03/01/20	4.000%	2,295,000	2,601,589
03/01/21	4.000%	335,000	379,180

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
City of Lawrence Limited General Obligation Refunding Bonds State Qualified Series 2006 (AGM) (a)
02/01/18	5.000%	$1,500,000	$1,761,705
City of Springfield Limited General Obligation Bonds State Qualified Municipal Purpose Loan Series 2003 (AGM) (a)
08/01/21	4.500%	2,000,000	2,212,520
City of Worcester Limited General Obligation Bonds Series 2004A (NPFGC) (a)
08/15/13	5.250%	2,810,000	2,946,931
Dudley Charlton Regional School District Unlimited General Obligation Bonds Series 1999A (NPFGC/FGIC) (a)
06/15/14	5.125%	2,305,000	2,492,927
Puerto Rico Municipal Finance Agency Unrefunded Revenue Bonds Series 1997A (AGM) (a)(d)
07/01/17	5.500%	245,000	245,708
Town of Hopedale Limited General Obligation Refunding Bonds Series 2004 (AMBAC) (a)
11/15/17	5.000%	1,000,000	1,094,490
Town of North Reading Limited General Obligation Bonds Muni Purpose Loan Series 2012
05/15/28	4.000%	2,130,000	2,339,784
Town of Sandwich Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC) (a)
07/15/18	5.000%	1,575,000	1,779,687
Town of Tewksbury
Unlimited General Obligation Bonds
Muni Purpose Loan
Series 2011
04/15/19	4.000%	1,000,000	1,160,490
04/15/20	4.000%	1,675,000	1,954,340
04/15/21	4.000%	1,050,000	1,205,232
04/15/22	4.000%	880,000	1,005,356
Town of Westborough Unlimited General Obligation Bonds Series 2003
11/15/16	5.000%	1,000,000	1,055,050
Total			29,857,580
MUNICIPAL POWER 1.2%
Puerto Rico Electric Power Authority (a)(d)
Revenue Bonds
Series 2002LL (NPFGC)
07/01/17	5.500%	2,400,000	2,760,600

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MUNICIPAL POWER (CONTINUED)
Puerto Rico Electric Power Authority (d)
Refunding Revenue Bonds
Series 2010ZZ
07/01/24	5.250%	$1,615,000	$1,791,810
Total			4,552,410
OTHER BOND ISSUE 2.2%
Boston Housing Authority (a)
Revenue Bonds
Series 2008 (AGM)
04/01/20	5.000%	2,135,000	2,425,339
04/01/23	5.000%	1,865,000	2,073,171
04/01/24	5.000%	3,260,000	3,602,691
Massachusetts Development Finance Agency Revenue Bonds Jewish Philanthropies Series 2002A
02/01/22	5.250%	450,000	456,048
Total			8,557,249
POOL / BOND BANK 4.4%
Massachusetts State Water Pollution Abatement
Refunding Revenue Bonds
Pool Program
Series 2004A
08/01/15	5.250%	3,000,000	3,430,740
Series 2006
08/01/20	5.250%	3,000,000	3,856,080
Revenue Bonds
Pool Program
Series 2005-11
08/01/19	5.250%	4,465,000	5,668,094
State Revolving Fund
Series 2009-14
08/01/24	5.000%	3,100,000	3,790,060
Unrefunded Revenue Bonds
Pool Program
Series 1999-5
08/01/16	5.750%	95,000	95,000
Total			16,839,974
PREP SCHOOL 1.5%
Massachusetts Development Finance Agency
Revenue Bonds
Foxborough Regional Charter School
Series 2010A
07/01/30	6.375%	3,150,000	3,589,047
Noble & Greenough School
Series 2011
04/01/21	4.000%	1,500,000	1,742,520
Park School
Series 2012
09/01/20	5.000%	150,000	177,012
09/01/21	5.000%	330,000	390,100
Total			5,898,679

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
REFUNDED / ESCROWED 6.5%
City of Boston Refunding Revenue Bonds Boston City Hospital Series 2002
08/01/14	5.000%	$2,500,000	$2,500,000
City of Springfield Prerefunded 01/15/13 Limited General Obligation Bonds State Qualified Series 2003 (NPFGC) (a)
01/15/15	5.250%	1,500,000	1,534,680
Commonwealth of Massachusetts (a)
Prerefunded 01/01/13 Limited General Obligation Bonds
Consolidated Loan
Series 2002E (AGM)
01/01/18	5.250%	4,000,000	4,083,920
Prerefunded 08/01/14 Limited General Obligation Bonds
Consolidated Loan
Series 2004B (AMBAC)
08/01/22	5.000%	2,000,000	2,180,140
Commonwealth of Massachusetts (e)
Revenue Bonds
Capital Appreciation-Federal Highway
Series 1998A Escrowed to Maturity
06/15/15	0.000%	4,000,000	3,926,800
Massachusetts Department of Transportation Revenue Bonds Series 1993A Escrowed to Maturity
01/01/13	5.000%	60,000	61,206
Massachusetts Development Finance Agency
Prerefunded 07/01/13 Revenue Bonds
Pharmacy & Allied Health Sciences
Series 2003
07/01/23	6.375%	1,000,000	1,066,020
Prerefunded 09/01/13 Revenue Bonds
Milton Academy
Series 2003A
09/01/19	5.000%	500,000	525,325
Prerefunded 12/01/12 Revenue Bonds
Western New England College
Series 2002
12/01/22	5.875%	510,000	523,602
Massachusetts Health & Educational Facilities Authority (a)
Prerefunded 10/01/13 Revenue Bonds
Simmons College
Series 2003F (FGIC)
10/01/15	5.000%	1,015,000	1,069,658
10/01/17	5.000%	510,000	537,463
Massachusetts State College Building Authority (a)
Prerefunded 05/01/14 Revenue Bonds
Series 2004A (NPFGC)
05/01/16	5.000%	530,000	572,538
Massachusetts State College Building Authority (a)(e)
Revenue Bonds
Capital Appreciation
Senior Series 1999A Escrowed to Maturity (NPFGC)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
REFUNDED / ESCROWED (CONTINUED)
05/01/28	0.000%	$4,000,000	$2,597,560
Massachusetts State Water Pollution Abatement Revenue Bonds Series 1993A Escrowed to Maturity
02/01/13	5.450%	60,000	60,681
Puerto Rico Highway & Transportation Authority Prerefunded Revenue Bonds Series 2005BB (AGM) Escrowed to Maturity (a)(d)
07/01/22	5.250%	1,075,000	1,403,606
University of Massachusetts Building Authority Prerefunded 11/01/13 Revenue Bonds Senior Series 2003-1 (AMBAC) (a)
11/01/15	5.250%	2,000,000	2,121,340
Total			24,764,539
RETIREMENT COMMUNITIES 0.5%
Massachusetts Development Finance Agency
Revenue Bonds
1st Mortgage-Orchard Cove
Series 2007
10/01/17	5.000%	1,210,000	1,256,186
10/01/18	5.000%	515,000	531,274
Total			1,787,460
SINGLE FAMILY 0.6%
Massachusetts Housing Finance Agency Revenue Bonds Single Family Series 2009-143
12/01/24	5.000%	2,000,000	2,229,060
SPECIAL NON PROPERTY TAX 11.3%
Commonwealth of Massachusetts
Revenue Bonds
Consolidated Loan
Series 1997A
06/01/13	5.500%	1,000,000	1,043,910
Commonwealth of Massachusetts (a)
Revenue Bonds
Series 2004 (NPFGC/FGIC)
01/01/19	5.250%	750,000	898,087
Massachusetts Bay Transportation Authority
Revenue Bonds
Senior Series 2003A
07/01/17	5.250%	1,000,000	1,218,440
07/01/19	5.250%	625,000	789,444
Senior Series 2004C
07/01/18	5.250%	1,000,000	1,241,940
Senior Series 2006A
07/01/22	5.250%	3,500,000	4,564,350
Senior Series 2008B
07/01/23	5.000%	910,000	1,168,804
Massachusetts Bay Transportation Authority (a)
Revenue Bonds
Senior Series 2005B (NPFGC)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL NON PROPERTY TAX (CONTINUED)
07/01/23	5.500%	$2,890,000	$3,852,428
Massachusetts School Building Authority
Senior Revenue Bonds
Series 2011B
10/15/27	5.000%	4,000,000	4,888,280
Massachusetts School Building Authority (a)
Prerefunded 08/15/15 Revenue Bonds
Series 2005A (AGM)
08/15/26	5.000%	5,000,000	5,689,100
Revenue Bonds
Series 2007A (AMBAC)
08/15/18	5.000%	5,000,000	5,968,700
Massachusetts School Building Authority (b)
Refunding Revenue Bonds
Senior Series 2012A
08/15/26	5.000%	4,000,000	4,989,200
Puerto Rico Highway & Transportation Authority Refunding Revenue Bonds Series 2005BB (AGM) (a)(d)
07/01/22	5.250%	1,925,000	2,250,883
Territory of Guam Revenue Bonds Series 2011A (d)
01/01/31	5.000%	950,000	1,066,698
Virgin Islands Public Finance Authority Revenue Bonds Senior Lien-Matching Fund Loan Note Series 2010A (d)
10/01/25	5.000%	2,755,000	3,057,995
Total			42,688,259
SPECIAL PROPERTY TAX 1.2%
Metropolitan Boston Transit Parking Corp.
Revenue Bonds
Series 2011
07/01/25	5.000%	3,210,000	3,813,929
07/01/27	5.000%	775,000	904,038
Total			4,717,967
STATE APPROPRIATED 1.0%
Massachusetts Development Finance Agency
Revenue Bonds
Visual & Performing Arts Project
Series 2000
08/01/13	5.750%	1,030,000	1,084,549
08/01/17	6.000%	540,000	664,124
08/01/21	6.000%	1,750,000	2,184,350
Total			3,933,023
STATE GENERAL OBLIGATION 14.8%
Commonwealth of Massachusetts
Limited General Obligation Bonds
Consolidated Loan
Series 2002C
11/01/17	5.500%	1,500,000	1,861,125
Series 2008A

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
STATE GENERAL OBLIGATION (CONTINUED)
08/01/16	5.000%	$2,000,000	$2,351,460
Limited General Obligation Refunding Bonds
Series 2003D
10/01/17	5.500%	5,000,000	6,188,450
Series 2004B
08/01/20	5.250%	3,000,000	3,840,420
Unlimited General Obligation Refunding Bonds
Series 2008A
09/01/15	5.000%	3,000,000	3,414,810
Commonwealth of Massachusetts (a)
Limited General Obligation Bonds
Consolidated Loan
Series 2002D (AMBAC/TCRS/BNY)
08/01/18	5.500%	3,500,000	4,397,120
Limited General Obligation Refunding Bonds
Series 2003D (AMBAC)
10/01/19	5.500%	5,000,000	6,417,900
Series 2003D (NPFGC)
10/01/20	5.500%	2,500,000	3,256,275
Series 2006B (AGM)
09/01/22	5.250%	4,000,000	5,241,440
Unlimited General Obligation Refunding Bonds
Series 2003D (AGM)
10/01/19	5.500%	3,500,000	4,492,530
Series 2004C (AMBAC)
12/01/24	5.500%	5,000,000	6,729,300
Series 2004C (NPFGC)
12/01/19	5.500%	3,795,000	4,888,264
Commonwealth of Massachusetts (c)
Unlimited General Obligation Bonds
Series 2010A
02/01/14	0.680%	3,000,000	3,001,500
Total			56,080,594
STUDENT LOAN 2.4%
Massachusetts Educational Financing Authority
Revenue Bonds
Issue I
Series 2010A
01/01/22	5.500%	4,625,000	5,412,082
Series 2009I
01/01/18	5.125%	3,310,000	3,816,397
Total			9,228,479
TRANSPORTATION 0.3%
Woods Hole Marthas Vineyard & Nantucket Steamship Authority Revenue Bonds Series 2004B
03/01/18	5.000%	975,000	1,076,683
TURNPIKE / BRIDGE / TOLL ROAD 0.7%
Massachusetts Department of Transportation Revenue Bonds Senior Series 2010B
01/01/22	5.000%	2,180,000	2,569,435

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER 8.2%
Massachusetts Water Resources Authority
Refunding Revenue Bonds
Series 2012B
08/01/28	5.000%	$5,000,000	$6,134,700
Massachusetts Water Resources Authority (a)
Refunding Revenue Bonds
General
Series 1998B Escrowed to Maturity (AGM/TCRS)
08/01/15	5.500%	1,165,000	1,340,985
Series 2005A (NPFGC/TCRS)
08/01/17	5.250%	6,000,000	7,298,880
Series 2007B (AGM/TCRS)
08/01/23	5.250%	5,500,000	7,205,770
Revenue Bonds
General
Series 2002J (AGM/TCRS)
08/01/14	5.250%	2,870,000	3,148,103
08/01/18	5.250%	1,000,000	1,238,550
Series 2002J Escrowed to Maturity (AGM/TCRS)
08/01/15	5.250%	3,000,000	3,432,780

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER (CONTINUED)
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds Senior Lien Series 2008A (AGM) (a)(d)
07/01/16	5.000%	$1,000,000	$1,115,260
Total			30,915,028
Total Municipal Bonds (Cost: $343,090,573)			$380,647,365

		Shares	Value

Money Market Funds 0.3%
Dreyfus Massachusetts Municipal
Money Market Fund, 0.000% (f)		627,238	627,238
JPMorgan Tax Free Money Market
Fund, 0.000% (f)		332,462	332,462
Total Money Market Funds (Cost: $959,700)			$959,700
Total Investments
(Cost: $344,050,273) (g)			$381,607,065(h)
Other Assets & Liabilities, Net			(2,670,991)
Total Net Assets			$378,936,074

Notes to Portfolio of Investments

(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a security purchased on a when-issued or delayed delivery basis.
(c)	Variable rate security. The interest rate shown reflects the rate as of July 31, 2012.
(d)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At July 31, 2012, the value of these securities amounted to $13,692,560 or 3.61% of net assets.

(e)	Zero coupon bond.
(f)	The rate shown is the seven-day current annualized yield at July 31, 2012.
(g)

At July 31, 2012, the cost of securities for federal income tax purposes was approximately $344,050,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$37,591,000
Unrealized Depreciation	(34,000)
Net Unrealized Appreciation	$37,557,000

(h)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BNY	Bank of New York
FGIC	Financial Guaranty Insurance Company
NPFGC	National Public Finance Guarantee Corporation
TCRS	Transferable Custodial Receipts

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee)

is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	380,647,365	—	380,647,365
Total Bonds	—	380,647,365	—	380,647,365

Other
Money Market Funds	959,700	—	—	959,700
Total Other	959,700	—	—	959,700
Total	959,700	380,647,365	—	381,607,065

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Massachusetts Tax-Exempt Fund

July 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 97.8%
AIR TRANSPORTATION 1.6%
Massachusetts Port Authority Revenue Bonds Bosfuel Project Series 2007 (NPFGC/FGIC) AMT (a)
07/01/32	5.000%	$2,000,000	$2,080,260

AIRPORT 2.5%
Massachusetts Port Authority Revenue Bonds Conrac Project Series 2011A
07/01/41	5.125%	3,000,000	3,336,540

ASSISTED LIVING 0.8%
Massachusetts Development Finance Agency Refunding Revenue Bonds 1st Mortgage-VOA Concord Series 2007
11/01/41	5.200%	1,145,000	1,065,709

HIGHER EDUCATION 20.1%
Massachusetts Development Finance Agency
Revenue Bonds
Boston University
Series 1999P
05/15/59	6.000%	1,000,000	1,252,770
Series 2005T-1 (AMBAC)
10/01/39	5.000%	2,000,000	2,079,340
Holy Cross
Series 2002 (AMBAC)
09/01/32	5.250%	1,500,000	2,006,325
Smith College
Series 2005
07/01/35	5.000%	3,000,000	3,285,900
Massachusetts Development Finance Agency (b)
Revenue Bonds
Merrimack College
Series 2012A
07/01/32	5.000%	1,450,000	1,551,747
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Boston College
Series 2008M-2
06/01/35	5.500%	2,500,000	3,451,350
Harvard University
Series 1991N
04/01/20	6.250%	2,675,000	3,638,883
Series 2009A
11/15/36	5.500%	1,000,000	1,216,390
Northeastern University
Series 2008T-2
10/01/30	5.000%	1,000,000	1,162,670
Suffolk University
Series 2009A

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HIGHER EDUCATION (CONTINUED)
07/01/30	6.250%	$1,000,000	$1,162,940
Tufts University
Series 2008
08/15/38	5.375%	1,000,000	1,216,470
Massachusetts State College Building Authority
Refunding Revenue Bonds
Senior Series 1994A
05/01/14	7.500%	1,260,000	1,359,275
Revenue Bonds
Series 2008A (AGM)
05/01/38	5.000%	3,000,000	3,297,960
Total			26,682,020
HOSPITAL 9.0%
Massachusetts Development Finance Agency
Revenue Bonds
Berkshire Health System
Series 2012G
10/01/30	5.000%	1,500,000	1,661,415
Boston Medical Center
Series 2012C
07/01/29	5.000%	1,000,000	1,054,340
Covenant Health System Obligation Group
Series 2012
07/01/31	5.000%	1,000,000	1,089,720
Partners Healthcare
Series 2012L
07/01/36	5.000%	1,000,000	1,126,250
UMASS Memorial Issue
Series 2011H
07/01/31	5.500%	2,000,000	2,258,280
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Caregroup
Series 2008E-1
07/01/33	5.125%	2,000,000	2,118,520
Massachusetts Eye & Ear Infirmary
Series 2010C
07/01/35	5.375%	1,000,000	1,073,530
Partners Healthcare
Series 2010J-1
07/01/34	5.000%	1,500,000	1,658,460
Total			12,040,515
HOTELS 1.3%
Boston Industrial Development Financing Authority Revenue Bonds Crosstown Center Project Senior Series 2002 AMT (a)(c)
09/01/35	6.500%	2,185,000	1,702,159

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HUMAN SERVICE PROVIDER 0.6%
Massachusetts Development Finance Agency Revenue Bonds Evergreen Center, Inc. Series 2005
01/01/35	5.500%	$750,000	$753,833

JOINT POWER AUTHORITY 2.5%
Berkshire Wind Power Cooperative Corp. Revenue Bonds Series 2010-1
07/01/30	5.250%	1,000,000	1,089,550
Massachusetts Municipal Wholesale Electric Co. Revenue Bonds Project 6 Series 2012A
07/01/15	5.000%	2,000,000	2,236,140
Total			3,325,690
MULTI-FAMILY 3.6%
Massachusetts Housing Finance Agency (a)
Revenue Bonds
Housing
Series 2011A AMT
12/01/36	5.250%	2,000,000	2,120,260
Series 2010C AMT
12/01/30	5.000%	1,000,000	1,072,190
12/01/42	5.350%	1,500,000	1,608,555
Total			4,801,005
MUNICIPAL POWER 0.6%
Puerto Rico Electric Power Authority Refunding Revenue Bonds Series 2007VV (NPFGC) (d)
07/01/29	5.250%	750,000	841,740

NURSING HOME 0.5%
Massachusetts Industrial Finance Agency Refunding Revenue Bonds Chelsea Jewish Series 1997A (FHA)
08/01/37	6.500%	670,000	671,595

OTHER BOND ISSUE 4.5%
Massachusetts Development Finance Agency
Revenue Bonds
Broad Institute
Series 2011A
04/01/37	5.250%	3,000,000	3,384,630
WGBH Educational Foundation
Series 2002A (AMBAC)
01/01/42	5.750%	2,000,000	2,610,340
Total			5,994,970

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
POOL / BOND BANK 4.3%
Massachusetts State Water Pollution Abatement
Refunding Revenue Bonds
Pool Program
Series 2006
08/01/30	5.250%	$1,000,000	$1,365,090
Revenue Bonds
MWRA Program
Subordinated Series 1999A
08/01/17	6.000%	2,445,000	3,063,927
State Revolving Fund
Series 2009-14
08/01/38	5.000%	1,200,000	1,369,224
Total			5,798,241
PREP SCHOOL 2.9%
Massachusetts Development Finance Agency
Revenue Bonds
Education-Dexter School Project
Series 2007
05/01/26	4.500%	1,600,000	1,678,464
Foxborough Regional Charter School
Series 2010A
07/01/42	7.000%	1,000,000	1,178,030
Massachusetts Industrial Finance Agency Revenue Bonds Cambridge Friends School Series 1998
09/01/18	5.750%	1,000,000	1,000,660
Total			3,857,154
REFUNDED / ESCROWED 9.6%
Massachusetts Bay Transportation Authority Revenue Bonds General Transportation Series 1991 Escrowed to Maturity (NPFGC)
03/01/21	7.000%	630,000	727,335
Massachusetts State College Building Authority (e)
Revenue Bonds
Capital Appreciation
Senior Series 1999A Escrowed to Maturity (NPFGC)
05/01/18	0.000%	4,000,000	3,699,480
05/01/23	0.000%	3,000,000	2,337,180
Massachusetts Water Resources Authority
Revenue Bonds
General
Series 1993C Escrowed to Maturity (AMBAC/TCRS)
12/01/15	5.250%	610,000	660,038
Series 1992A Escrowed to Maturity
07/15/19	6.500%	2,100,000	2,539,194
Puerto Rico Public Finance Corp. Revenue Bonds Commonwealth Appropriation Series 1998A (AMBAC) (d)
06/01/19	5.375%	2,190,000	2,787,104
Total			12,750,331

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
RETIREMENT COMMUNITIES 2.4%
Massachusetts Development Finance Agency
Revenue Bonds
1st Mortgage-Loomis Communities Project
Series 2002A
03/01/32	6.900%	$1,000,000	$1,021,230
Linden Ponds, Inc. Facility
Series 2011A-1
11/15/46	6.250%	2,127,125	1,547,781
Series 2011A-2
11/15/46	5.500%	112,921	70,188
Massachusetts Development Finance Agency (c)
Revenue Bonds
Groves-Lincoln
Series 2009A
06/01/29	7.500%	1,000,000	522,360
Massachusetts Development Finance Agency (c)(e)
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2011B
11/15/56	0.000%	561,650	2,921
Total			3,164,480
SINGLE FAMILY 0.8%
Massachusetts Housing Finance Agency Revenue Bonds Series 2009-147
06/01/28	4.800%	1,000,000	1,091,560

SPECIAL NON PROPERTY TAX 10.5%
Commonwealth of Massachusetts
Refunding Revenue Bonds
Series 2005 (NPFGC/FGIC)
01/01/30	5.500%	2,500,000	3,162,900
Revenue Bonds
Accelerated Bridge Program
Series 2012
06/01/28	4.000%	1,000,000	1,106,500
Massachusetts Bay Transportation Authority
Revenue Bonds
Senior Series 2008B
07/01/27	5.250%	710,000	938,279
Unrefunded Revenue Bonds
General Transportation
Series 1991 (NPFGC)
03/01/21	7.000%	750,000	1,000,845
Massachusetts School Building Authority Senior Revenue Bonds Series 2011B
10/15/35	5.000%	1,000,000	1,172,080
Puerto Rico Sales Tax Financing Corp. (d)
Revenue Bonds
1st Subordinated
Series 2009A
08/01/37	5.750%	2,500,000	2,797,175
Series 2007
08/01/57	5.250%	1,000,000	1,062,380

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL NON PROPERTY TAX (CONTINUED)
Series 2011C
08/01/40	5.000%	$2,000,000	$2,183,080
Territory of Guam Revenue Bonds Series 2011A (d)
01/01/42	5.125%	470,000	521,648
Total			13,944,887
SPECIAL PROPERTY TAX 2.6%
Metropolitan Boston Transit Parking Corp. Revenue Bonds Series 2011
07/01/36	5.250%	3,000,000	3,408,900

STATE GENERAL OBLIGATION 4.3%
Commonwealth of Massachusetts Limited General Obligation Bonds Series 2011A
04/01/28	5.000%	1,795,000	2,156,603
Massachusetts Bay Transportation Authority
Refunding Revenue Bonds
General Transportation System
Series 1994A (FGIC)
03/01/14	7.000%	1,250,000	1,334,375
Series 1992B (NPFGC)
03/01/16	6.200%	2,025,000	2,209,234
Total			5,700,212
STUDENT LOAN 5.6%
Massachusetts Educational Financing Authority
Revenue Bonds
Series 2009I
01/01/28	6.000%	820,000	953,447
Massachusetts Educational Financing Authority (a)
Refunding Revenue Bonds
Senior Series 2002E (AMBAC) AMT
01/01/13	5.000%	1,340,000	1,343,497
Revenue Bonds
Issue I
Series 2010B AMT
01/01/31	5.700%	825,000	880,382
Series 2008H (AGM) AMT
01/01/30	6.350%	615,000	687,275
Series 2011J AMT
07/01/33	5.625%	2,360,000	2,515,642
Series 2012J AMT
07/01/28	4.900%	1,000,000	1,030,560
Total			7,410,803
WATER & SEWER 7.2%
Boston Water & Sewer Commission
Refunding Revenue Bonds
Senior Series 2009A
11/01/28	5.000%	1,250,000	1,471,825
Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER (CONTINUED)
Senior Series 1992A
11/01/13	5.750%	$370,000	$383,224
Senior Series 1993A
11/01/19	5.250%	4,750,000	5,533,180
Massachusetts Water Resources Authority
Refunding Revenue Bonds
General
Series 2011C
08/01/28	5.000%	500,000	604,215
Unrefunded Revenue Bonds
General
Series 1993C (AMBAC/TCRS)
12/01/15	5.250%	390,000	421,461
Series 1993C (TCRS)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER (CONTINUED)
12/01/15	5.250%	$1,070,000	$1,156,317
Total			9,570,222
Total Municipal Bonds (Cost: $117,056,194)			$129,992,826

	Shares	Value

Money Market Funds 2.5%
Dreyfus Massachusetts Municipal Money Market Fund, 0.000% (f)	2,001,733	$2,001,733
JPMorgan Municipal Money Market Fund, 0.000% (f)	1,294,020	1,294,020
Total Money Market Funds (Cost: $3,295,747)		$3,295,753
Total Investments (Cost: $120,351,941) (g)		$133,288,579(h)
Other Assets & Liabilities, Net		(350,201)
Total Net Assets		$132,938,378

Notes to Portfolio of Investments
(a)	Income from this security may be subject to alternative minimum tax.
(b)	Represents a security purchased on a when-issued or delayed delivery basis.
(c)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at July 31, 2012 was $2,227,440, representing 1.68% of net assets. Information concerning such security holdings at July 31, 2012 was as follows:

Security Description	Acquisition Dates	Cost ($)
Boston Industrial Development Financing Authority
Revenue Bonds
Crosstown Center Project
Senior Series 2002 AMT
09/01/35 6.500%	09-20-02 - 04-07-08	2,141,299
Massachusetts Development Finance Agency
Revenue Bonds
Groves-Lincoln
Series 2009A
06/01/29 7.500%	11-12-09	976,547
Massachusetts Development Finance Agency
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2011B
11/15/56 0.000%	07-07-08 - 11-24-08	5,822

(d)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At July 31, 2012, the value of these securities amounted to $10,193,127 or 7.67% of net assets.

(e)	Zero coupon bond.
(f)	The rate shown is the seven-day current annualized yield at July 31, 2012.

(g)

At July 31, 2012, the cost of securities for federal income tax purposes was approximately $120,352,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$14,498,000
Unrealized Depreciation	(1,562,000)
Net Unrealized Appreciation	$12,936,000

(h)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Authority
NPFGC	National Public Finance Guarantee Corporation
TCRS	Transferable Custodial Receipts

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	129,992,826	—	129,992,826
Total Bonds	—	129,992,826	—	129,992,826

Other
Money Market Funds	3,295,753	—	—	3,295,753
Total Other	3,295,753	—	—	3,295,753
Total	3,295,753	129,992,826	—	133,288,579

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia New York Intermediate Municipal Bond Fund

July 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 95.0%
DISPOSAL 1.8%
Babylon Industrial Development Agency Revenue Bonds Covanta Babylon, Inc. Series 2009A
01/01/18	5.000%	$3,500,000	$4,042,255
Oneida-Herkimer Solid Waste Management Authority
Revenue Bonds
Series 2011
04/01/19	5.000%	830,000	974,079
04/01/20	5.000%	870,000	1,020,197
Total			6,036,531
HIGHER EDUCATION 8.6%
Dutchess County Local Development Corp. Refunding Revenue Bonds Marist College Project Series 2012A
07/01/20	5.000%	1,055,000	1,262,181
Geneva Development Corp.
Refunding Revenue Bonds
Hobart & William Smith College
Series 2012
09/01/24	5.000%	600,000	717,756
09/01/25	5.000%	300,000	356,262
New York State Dormitory Authority
Revenue Bonds
Barnard College
Series 2007A (NPFGC/FGIC)
07/01/18	5.000%	1,745,000	2,039,277
Cornell University
Series 2006A
07/01/21	5.000%	2,350,000	2,694,251
Series 2009A
07/01/25	5.000%	1,000,000	1,188,960
Mount Sinai School of Medicine
Series 2009
07/01/27	5.500%	4,000,000	4,588,040
Series 2010A
07/01/21	5.000%	1,000,000	1,178,930
New York University
Series 1998A (NPFGC)
07/01/17	6.000%	2,475,000	3,078,034
07/01/20	5.750%	2,000,000	2,577,880
Series 2001-1 (AMBAC)
07/01/15	5.500%	1,205,000	1,372,820
Rochester Institute of Technology
Series 2010
07/01/21	5.000%	1,000,000	1,202,800
Teachers College
Series 2009
03/01/24	5.000%	1,000,000	1,150,410
New York State Dormitory Authority (a)
Revenue Bonds
St. John’s University
Series 2012A
07/01/27	5.000%	470,000	555,855
Oneida County Industrial Development Agency (b)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HIGHER EDUCATION (CONTINUED)
Revenue Bonds
Hamilton College Project
Series 2007A (NPFGC)
07/01/18	0.000%	$1,000,000	$902,100
07/01/20	0.000%	1,000,000	803,560
St. Lawrence County Industrial Development Agency Revenue Bonds St. Lawrence University Series 2009A
10/01/16	5.000%	3,000,000	3,450,030
Total			29,119,146
HOSPITAL 9.0%
Albany Industrial Development Agency
Revenue Bonds
St. Peters Hospital Project
Series 2008A
11/15/22	5.750%	500,000	572,920
11/15/27	5.250%	1,000,000	1,085,830
Series 2008E
11/15/22	5.250%	500,000	558,610
Monroe County Industrial Development Agency Refunding Revenue Bonds Highland Hospital of Rochester Series 2005
08/01/22	5.000%	700,000	737,947
Nassau County Local Economic Assistance Corp.
Refunding Revenue Bonds
Catholic Health Services
Series 2011
07/01/19	5.000%	1,840,000	2,100,967
07/01/20	5.000%	2,815,000	3,217,573
New York State Dormitory Authority
Revenue Bonds
Long Island Jewish Obligated Group
Series 2006A
11/01/19	5.000%	1,000,000	1,118,590
Memorial Sloan-Kettering
Series 2012-1
07/01/21	4.000%	1,250,000	1,444,938
Memorial Sloan-Kettering Cancer Center
Series 2012
07/01/27	5.000%	500,000	600,110
Mount Sinai Hospital
Series 2010A
07/01/26	5.000%	1,725,000	1,943,161
Series 2011A
07/01/31	5.000%	2,000,000	2,211,880
New York Methodist Hospital
Series 2004
07/01/24	5.250%	1,000,000	1,031,390
New York University Hospital Center
Series 2006A
07/01/20	5.000%	3,000,000	3,362,790
Series 2011A
07/01/23	5.125%	1,000,000	1,141,540
North Shore-Long Island Jewish Health

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
Series 2009A
05/01/30	5.250%	$4,000,000	$4,463,200
Orange Regional Medical Center
Series 2008
12/01/29	6.125%	1,350,000	1,498,662
Presbyterian Hospital
Series 2007 (AGM)
08/15/23	5.250%	250,000	269,715
United Health Services Hospitals
Series 2009 (FHA)
08/01/18	4.500%	1,000,000	1,103,800
White Plains Hospital
Series 2004 (FHA)
02/15/18	4.625%	290,000	305,686
Saratoga County Industrial Development Agency
Revenue Bonds
Saratoga Hospital Project
Series 2004A
12/01/13	5.000%	485,000	507,145
Series 2007B
12/01/22	5.000%	500,000	538,170
12/01/27	5.125%	500,000	527,510
Total			30,342,134
INVESTOR OWNED 0.9%
New York State Energy Research & Development Authority Revenue Bonds Rochester Gas & Electric Corp. Series 2004A (NPFGC) (c)
05/15/32	4.750%	2,650,000	2,912,138
LOCAL APPROPRIATION 0.9%
New York State Dormitory Authority Revenue Bonds Municipal Health Facilities Subordinated Series 2001-2
01/15/21	5.000%	2,500,000	2,869,900
LOCAL GENERAL OBLIGATION 12.5%
Bethlehem Central School District Unlimited General Obligation Refunding Bonds Series 2012A (a)
01/15/20	4.000%	2,490,000	2,845,746
City of New York
Unlimited General Obligation Bonds
Series 2004G
12/01/19	5.000%	2,430,000	2,675,260
Series 2005G
08/01/16	5.250%	500,000	588,545
Series 2007C
01/01/15	5.000%	4,000,000	4,427,760
Series 2007D-1
12/01/21	5.000%	2,000,000	2,338,440
Subordinated Series 2008I-1

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
02/01/23	5.000%	$2,000,000	$2,333,720
Unlimited General Obligation Refunding Bonds
Series 2007D
02/01/24	5.000%	2,000,000	2,317,120
City of Yonkers
Unlimited General Obligation Bonds
Series 2005B (NPFGC)
08/01/21	5.000%	2,425,000	2,583,983
08/01/22	5.000%	2,545,000	2,697,725
County of Albany Unlimited General Obligation Bonds Series 2006 (XLCA)
09/15/20	4.125%	1,000,000	1,096,090
County of Monroe
Unlimited General Obligation Bonds
Series 2009A (AGM)
06/01/14	5.000%	3,000,000	3,236,550
Unlimited General Obligation Refunding & Public Improvement Bonds
Series 1996 (NPFGC)
03/01/16	6.000%	1,210,000	1,380,779
County of Nassau Unlimited General Obligation Improvement Bonds Series 2010A
04/01/18	4.000%	1,340,000	1,512,605
County of Suffolk Unlimited General Obligation Refunding Bonds Series 2012A
04/01/20	5.000%	1,680,000	1,961,417
Mount Vernon City School District Unlimited General Obligation Refunding Bonds Series 2012
08/15/18	5.000%	2,570,000	3,026,355
Newark Central School District Unlimited General Obligation Refunding Bonds Series 2012
06/15/18	5.000%	2,100,000	2,481,444
Ravena Coeymans Selkirk Central School District Unlimited General Obligation Refunding Bonds Series 2012
06/15/17	4.000%	1,370,000	1,543,100
Sachem Central School District Unlimited General Obligation Refunding Bonds Series 2006 (NPFGC/FGIC)
10/15/24	4.250%	1,000,000	1,072,850
Sullivan West Central School District Unlimited General Obligation Refunding Bonds Series 2012
04/15/23	5.000%	565,000	699,329
Three Village Central School District Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC/FGIC)
06/01/18	5.000%	1,000,000	1,212,320
Total			42,031,138

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MULTI-FAMILY 0.6%
New York State Dormitory Authority Revenue Bonds Residential Institution for Children Series 2008-A1
06/01/33	5.000%	$1,700,000	$1,876,817
MUNICIPAL POWER 2.7%
Long Island Power Authority
Revenue Bonds
General
Series 2011A
05/01/21	5.000%	1,000,000	1,210,560
Series 2009A
04/01/21	5.250%	1,000,000	1,211,110
04/01/22	5.500%	3,000,000	3,650,100
Series 2012B
09/01/26	5.000%	1,000,000	1,182,440
Puerto Rico Electric Power Authority Refunding Revenue Bonds Series 2010ZZ (d)
07/01/24	5.250%	1,620,000	1,797,358
Total			9,051,568
NURSING HOME 1.2%
Amherst Industrial Development Agency Revenue Bonds Beechwood Health Care Center, Inc. Series 2007
01/01/13	4.875%	10,000	10,051
Rensselaer Municipal Leasing Corp. Revenue Bonds Rensselaer County Nursing Home Series 2009A
06/01/19	5.000%	4,000,000	4,191,560
Total			4,201,611
OTHER BOND ISSUE 1.8%
New York City Industrial Development Agency Revenue Bonds United Jewish Appeal Federal Project Series 2004A
07/01/27	5.000%	625,000	668,812
New York Liberty Development Corp. Refunding Revenue Bonds 4 World Trade Center Project Series 2011
11/15/31	5.000%	2,350,000	2,691,549
Puerto Rico Housing Finance Authority Subordinated Revenue Bonds Capital Fund Modernization Series 2008 (d)
12/01/13	5.000%	2,000,000	2,101,800

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
OTHER BOND ISSUE (CONTINUED)
Westchester County Industrial Development Agency Revenue Bonds Guiding Eyes for the Blind Series 2004
08/01/24	5.375%	$500,000	$524,405
Total			5,986,566
POOL / BOND BANK 8.0%
New York Municipal Bond Bank Agency
Revenue Bonds
Series 2003C
12/01/21	5.250%	3,330,000	3,460,802
Subordinated Series 2009C-1
02/15/18	5.000%	3,000,000	3,545,370
New York State Dormitory Authority
Revenue Bonds
School District Financing Program
Series 2008A (AGM)
10/01/23	5.000%	3,000,000	3,464,430
School Districts Financing Program
Series 2009C
10/01/21	5.000%	5,000,000	5,889,650
Series 2012B
10/01/26	5.000%	3,000,000	3,600,030
School Districts-Financing Program
Series 2009C (AGM)
10/01/22	5.000%	3,000,000	3,504,210
New York State Environmental Facilities Corp. Revenue Bonds Revolving Funds-Municipal Water Series 2008B
06/15/21	5.000%	3,000,000	3,579,870
Total			27,044,362
PORTS 1.6%
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 135th
Series 2004 (XLCA)
09/15/28	5.000%	1,500,000	1,603,470
Consolidated 161st
Series 2009
10/15/31	5.000%	3,390,000	3,918,942
Total			5,522,412
RECREATION 2.8%
Build NYC Resource Corp. Revenue Bonds YMCA of Greater NY Project Series 2012
08/01/32	5.000%	500,000	565,075
New York City Industrial Development Agency
Revenue Bonds
Pilot -Yankee Stadium
Series 2006 (NPFGC)
03/01/15	5.000%	1,150,000	1,253,811

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
RECREATION (CONTINUED)
Pilot-Queens Baseball Stadium
Series 2006 (AMBAC)
01/01/19	5.000%	$850,000	$900,303
YMCA of Greater New York Project
Series 2006
08/01/26	5.000%	1,000,000	1,065,300
New York City Trust for Cultural Resources Refunding Revenue Bonds Museum of Modern Art Series 2008-1A
04/01/26	5.000%	4,850,000	5,709,856
Total			9,494,345
REFUNDED / ESCROWED 8.4%
City of New York Prerefunded 06/01/13 Unlimited General Obligation Bonds Series 2003J
06/01/16	5.500%	1,250,000	1,305,425
Elizabeth Forward School District Unlimited General Obligation Bonds Capital Appreciation Series 1994B Escrowed to Maturity (NPFGC) (b)
09/01/20	0.000%	2,210,000	1,897,197
Long Island Power Authority
Revenue Bonds
General
Series 1998A Escrowed to Maturity (AGM)
12/01/13	5.500%	2,000,000	2,139,960
12/01/14	5.250%	5,000,000	5,558,650
Metropolitan Transportation Authority
Prerefunded 07/01/13 Revenue Bonds
Service Contract
Series 1997-8 (AGM)
07/01/21	5.375%	3,000,000	3,139,830
Prerefunded 10/01/15 Revenue Bonds
Series 1998A (FGIC)
04/01/23	5.000%	2,000,000	2,288,860
New York City Transitional Finance Authority Prerefunded 08/01/13 Revenue Bonds Future Tax Secured Series 2003
08/01/17	5.250%	2,000,000	2,101,120
New York State Dormitory Authority Revenue Bonds Capital Appreciation-Memorial Sloan Center Series 2003-1 Escrowed to Maturity (NPFGC) (b)
07/01/25	0.000%	3,750,000	2,778,450
New York State Thruway Authority Prerefunded 04/01/13 Revenue Bonds Series 2003A (NPFGC)
04/01/17	5.250%	1,750,000	1,809,325

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
REFUNDED / ESCROWED (CONTINUED)
Puerto Rico Highway & Transportation Authority Prerefunded Revenue Bonds Series 2005BB (AGM) Escrowed to Maturity (d)
07/01/22	5.250%	$355,000	$463,516
Triborough Bridge & Tunnel Authority
Prerefunded 01/01/22 Revenue Bonds
General Purpose
Series 1999B
01/01/30	5.500%	2,000,000	2,660,760
Revenue Bonds
General Purpose
Series 1992Y Escrowed to Maturity
01/01/17	5.500%	2,000,000	2,210,320
Total			28,353,413
RETIREMENT COMMUNITIES 0.1%
Suffolk County Industrial Development Agency Refunding Revenue Bonds Jeffersons Ferry Project Series 2006
11/01/28	5.000%	335,000	342,521
SINGLE FAMILY 0.3%
New York Mortgage Agency Revenue Bonds Homeowner Mortgage Series 2005-128
10/01/16	4.350%	1,000,000	1,069,730
SPECIAL NON PROPERTY TAX 14.8%
Metropolitan Transportation Authority Revenue Bonds Series 2004A (NPFGC/FGIC)
11/15/18	5.250%	800,000	989,720
Nassau County Interim Finance Authority Revenue Bonds Sales Tax Secured Series 2004H (AMBAC)
11/15/15	5.250%	5,000,000	5,535,300
New York City Transitional Finance Authority Building Aid Revenue Revenue Bonds Series 2012S-1
07/15/29	5.000%	3,000,000	3,561,330
New York City Transitional Finance Authority Building Aid Revenue Bonds Series 2007S-2 (NPFGC/FGIC)
01/15/21	5.000%	4,300,000	4,945,258
New York City Transitional Finance Authority
Refunding Revenue Bonds
Future Tax Secured
Senior Series 2005A-1
11/01/19	5.000%	3,000,000	3,359,190

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

SPECIAL NON PROPERTY TAX (CONTINUED)
Revenue Bonds
Future Tax Secured
Series 2009A
05/01/27	5.000%	$5,000,000	$5,934,500
New York Local Government Assistance Corp. Refunding Revenue Bonds Series 1993E
04/01/14	6.000%	2,335,000	2,500,155
New York State Dormitory Authority
Refunding Revenue Bonds
Education
Series 2005B (AMBAC)
03/15/26	5.500%	1,000,000	1,349,200
General Purpose
Series 2012A
12/15/25	5.000%	2,500,000	3,109,725
New York State Environmental Facilities Corp. Revenue Bonds Series 2004A (NPFGC/FGIC)
12/15/21	5.000%	2,685,000	2,954,332
New York State Housing Finance Agency Revenue Bonds Series 2008A
09/15/19	5.000%	1,400,000	1,673,056
New York State Thruway Authority
Revenue Bonds
2nd General Series 2005B (AMBAC)
04/01/19	5.000%	2,500,000	2,851,300
Series 2005A (NPFGC)
04/01/22	5.000%	500,000	555,150
Series 2008A
04/01/21	5.000%	1,000,000	1,173,990
Transportation
Series 2007A
03/15/22	5.000%	1,000,000	1,184,070
Puerto Rico Highway & Transportation Authority Refunding Revenue Bonds Series 2005BB (AGM) (d)
07/01/22	5.250%	645,000	754,192
Sales Tax Asset Receivables Corp. Revenue Bonds Series 2004A (NPFGC)
10/15/22	5.000%	4,000,000	4,391,800
Virgin Islands Public Finance Authority Revenue Bonds Senior Lien-Matching Fund Loan Note Series 2010A (d)
10/01/25	5.000%	2,755,000	3,057,995
Total			49,880,263
STATE APPROPRIATED 6.9%
Erie County Industrial Development Agency (The)
Revenue Bonds
City School District of Buffalo Project
Series 2008A (AGM)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
STATE APPROPRIATED (CONTINUED)
05/01/18	5.000%	$1,000,000	$1,198,810
School District of Buffalo Project
Series 2011A
05/01/30	5.250%	1,440,000	1,685,232
New York State Dormitory Authority
Refunding Revenue Bonds
Consolidated Service Contract
Series 2009A
07/01/24	5.000%	3,000,000	3,523,560
Revenue Bonds
Schools Program
Series 2000
07/01/20	6.250%	1,545,000	1,552,292
Series 2009
02/15/18	5.500%	1,000,000	1,229,090
State University Educational Facilities
3rd General Series 2005A (NPFGC/FGIC)
05/15/21	5.500%	1,000,000	1,278,000
Series 1993A
05/15/15	5.250%	2,000,000	2,189,160
05/15/19	5.500%	2,500,000	2,995,625
Series 2000C (AGM)
05/15/17	5.750%	1,250,000	1,529,563
New York State Urban Development Corp.
Refunding Revenue Bonds
Service Contract
Series 2008B
01/01/26	5.000%	3,125,000	3,600,406
Series 2008C
01/01/22	5.000%	2,000,000	2,307,840
Total			23,089,578
STATE GENERAL OBLIGATION 0.8%
Puerto Rico Public Buildings Authority Refunding Revenue Bonds Government Facilities Series 2007M (d)
07/01/23	6.250%	2,250,000	2,634,323
TOBACCO 0.3%
Suffolk Tobacco Asset Securitization Corp. Revenue Bonds Turbo Series 2008B
06/01/28	5.375%	1,145,000	988,169
TRANSPORTATION 4.8%
Metropolitan Transportation Authority
Revenue Bonds
Series 2005B (AMBAC)
11/15/24	5.250%	750,000	951,097
Series 2006 (CIFG/TCRS)
11/15/22	5.000%	2,280,000	2,594,344
Series 2006B
11/15/16	5.000%	1,500,000	1,756,770

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TRANSPORTATION (CONTINUED)
Series 2007B
11/15/22	5.000%	$1,500,000	$1,733,130
Series 2008C
11/15/23	6.250%	3,570,000	4,540,933
Series 2010D
11/15/28	5.250%	3,000,000	3,491,970
Metropolitan Transportation Authority (c)
Revenue Bonds
Mandatory Tender
Series 2008B
11/15/30	5.000%	1,000,000	1,091,590
Total			16,159,834
TURNPIKE / BRIDGE / TOLL ROAD 4.9%
New York State Thruway Authority Revenue Bonds General Revenue Series 2012I
01/01/23	5.000%	3,000,000	3,609,000
Niagara Falls Bridge Commission Revenue Bonds Bridge System Series 1993A (AGM)
10/01/19	4.000%	2,000,000	2,221,920
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
General
Series 2002B
11/15/13	5.250%	2,015,000	2,142,751
Series 2011A
01/01/25	5.000%	3,000,000	3,656,700
Revenue Bonds
General
Series 2006A
11/15/19	5.000%	2,000,000	2,326,220
General Purpose

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TURNPIKE / BRIDGE / TOLL ROAD (CONTINUED)
Series 2008
11/15/21	5.000%	$2,000,000	$2,375,220
Total			16,331,811
WATER & SEWER 1.3%
Onondaga County Water Authority
Revenue Bonds
General
Series 2005A (AMBAC)
09/15/22	5.000%	895,000	1,005,121
09/15/23	5.000%	940,000	1,041,859
Rensselaer County Water Service & Sewer Authority
Revenue Bonds
Sewer Service
Series 2008
09/01/28	5.100%	1,155,000	1,288,922
Water Service
Series 2008
09/01/28	5.100%	1,060,000	1,168,035
Total			4,503,937
Total Municipal Bonds (Cost: $290,964,455)			$319,842,247

		Shares	Value

Money Market Funds 5.3%
Dreyfus New York AMT-Free Municipal Money Market Fund, 0.010% (e)		7,008,723	$7,008,723
JPMorgan Tax Free Money Market Fund, 0.000% (e)		10,929,324	10,929,324
Total Money Market Funds (Cost: $17,938,047)			$17,938,047
Total Investments
(Cost: $308,902,502) (f)			$337,780,294(g)
Other Assets & Liabilities, Net			(1,049,978)
Total Net Assets			$336,730,316

Notes to Portfolio of Investments
(a)	Represents a security purchased on a when-issued or delayed delivery basis.
(b)	Zero coupon bond.
(c)	Variable rate security. The interest rate shown reflects the rate as of July 31, 2012.
(d)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At July 31, 2012, the value of these securities amounted to $10,809,184 or 3.21% of net assets.

(e)	The rate shown is the seven-day current annualized yield at July 31, 2012.
(f)

At July 31, 2012, the cost of securities for federal income tax purposes was approximately $308,903,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$28,877,000
Unrealized Depreciation	—
Net Unrealized Appreciation	$28,877,000

(g)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
CIFG	IXIS Financial Guaranty
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Authority
NPFGC	National Public Finance Guarantee Corporation
TCRS	Transferable Custodial Receipts
XLCA	XL Capital Assurance

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                        Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                        Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                        Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	319,842,247	—	319,842,247
Total Bonds	—	319,842,247	—	319,842,247

Other
Money Market Funds	17,938,047	—	—	17,938,047
Total Other	17,938,047	—	—	17,938,047
Total	17,938,047	319,842,247	—	337,780,294

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia New York Tax-Exempt Fund

July 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 98.0%
AIR TRANSPORTATION 3.1%
New York City Industrial Development Agency (a)
Revenue Bonds
Terminal One Group Association Project
Series 2005 AMT
01/01/15	5.500%	$1,500,000	$1,617,315
New York City Industrial Development Agency (a)(b)
Revenue Bonds
Terminal One Group Association Project
Series 2005 AMT
01/01/24	5.500%	2,000,000	2,113,820
Port Authority of New York & New Jersey Revenue Bonds JFK International Air Terminal Series 2010
12/01/42	6.000%	2,000,000	2,265,060
Total			5,996,195
ASSISTED LIVING 1.3%
Huntington Housing Authority Revenue Bonds Gurwin Jewish Senior Residences Series 1999A
05/01/19	5.875%	1,140,000	1,141,630
Mount Vernon Industrial Development Agency
Revenue Bonds
Wartburg Senior Housing, Inc. - Meadowview
Series 1999
06/01/19	6.150%	695,000	695,535
06/01/29	6.200%	615,000	615,240
Total			2,452,405
DISPOSAL 0.3%
Seneca County Industrial Development Agency Revenue Bonds Seneca Meadows, Inc. Project Series 2005 AMT (a)(b)(c)
10/01/35	6.625%	500,000	506,910

HIGHER EDUCATION 15.8%
Dutchess County Industrial Development Agency Refunding Revenue Bonds Bard College Civic Facilities Series 2007A-1
08/01/22	5.000%	500,000	551,015
Dutchess County Local Development Corp. Refunding Revenue Bonds Marist College Project Series 2012A
07/01/21	5.000%	675,000	812,403
Geneva Development Corp. Refunding Revenue Bonds Hobart & William Smith College Series 2012
09/01/25	5.000%	295,000	350,324

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HIGHER EDUCATION (CONTINUED)
Nassau County Industrial Development Agency Refunding Revenue Bonds New York Institute of Technology Project Series 2000A
03/01/26	4.750%	$1,210,000	$1,325,470
New York City Trust for Cultural Resources
Revenue Bonds
01/01/34	5.000%	375,000	438,105
Revenue Bonds
Juilliard School
Series 2009A
01/01/39	5.000%	500,000	580,175
New York State Dormitory Authority
Revenue Bonds
Brooklyn Law School
Series 2003B (XLCA)
07/01/30	5.125%	2,000,000	2,087,700
Consolidated City University System
Series 1993A
07/01/13	5.750%	820,000	859,942
Consolidated City University System 5th General Resolution
Series 2008B
07/01/27	5.000%	1,000,000	1,131,400
Cornell University
Series 2006A
07/01/31	5.000%	1,000,000	1,129,790
Series 2009A
07/01/27	5.000%	1,000,000	1,175,570
07/01/39	5.000%	500,000	564,030
Manhattan Marymount College
Series 2009
07/01/29	5.250%	1,500,000	1,600,125
Mount Sinai School of Medicine
Series 2009
07/01/39	5.125%	1,000,000	1,102,260
New York University-Independent School District
Series 2001-1 (AMBAC)
07/01/40	5.500%	1,000,000	1,361,300
Pratt Institute
Series 2009C (AGM)
07/01/39	5.125%	1,000,000	1,098,390
Rochester Institute of Technology
Series 2008A
07/01/33	6.000%	1,000,000	1,179,910
St. John’s University
Series 2007A (NPFGC)
07/01/32	5.250%	1,000,000	1,100,680
Series 2007C (NPFGC)
07/01/26	5.250%	1,205,000	1,512,360
State University Dormitory Facilities
Series 2011A
07/01/31	5.000%	1,000,000	1,163,080
Teacher’s College
Series 2009
03/01/39	5.500%	500,000	564,285
The New School
Series 2010

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HIGHER EDUCATION (CONTINUED)
07/01/40	5.500%	$1,500,000	$1,714,740
University of Rochester
Series 2009A
07/01/39	5.125%	2,250,000	2,527,155
Yeshiva University
Series 2001 (AMBAC)
07/01/30	5.000%	75,000	75,113
New York State Dormitory Authority (d)
Revenue Bonds
St. John’s University
Series 2012A
07/01/27	5.000%	240,000	283,841
Seneca County Industrial Development Agency Revenue Bonds New York Chiropractic College Series 2007
10/01/27	5.000%	750,000	788,228
St. Lawrence County Industrial Development Agency Revenue Bonds Clarkson University Project Series 2007
07/01/31	5.000%	1,000,000	1,070,920
Town of Hempstead Local Development Corp. Revenue Bonds Molloy College Project Series 2009
07/01/39	5.750%	1,000,000	1,111,170
Town of Niagara Revenue Bonds Niagra University Project Series 2012A
05/01/35	5.000%	500,000	546,345
Yonkers Industrial Development Agency Revenue Bonds Sarah Lawrence College Project Series 2001A
06/01/29	6.000%	1,000,000	1,146,790
Total			30,952,616
HOSPITAL 20.1%
Albany Industrial Development Agency Revenue Bonds St. Peters Hospital Project Series 2008A
11/15/27	5.250%	2,000,000	2,171,660
Build NYC Resource Corp. Revenue Bonds Royal Charter Properties Series 2012 (AGM)
12/15/32	4.750%	2,000,000	2,112,320

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
Monroe County Industrial Development Corp. Revenue Bonds Unity Hospital-Rochester Project Series 2010 (FHA)
08/15/35	5.750%	$2,000,000	$2,438,520
New York State Dormitory Authority
Revenue Bonds
Kaleida Health
Series 2006 (FHA)
02/15/35	4.700%	1,000,000	1,039,620
Memorial Sloan-Kettering
Series 2012-1
07/01/23	5.000%	1,000,000	1,230,740
Memorial Sloan-Kettering Cancer Center
Series 2012
07/01/34	5.000%	1,470,000	1,712,212
Mount Sinai Hospital
Series 2010A
07/01/26	5.000%	2,275,000	2,562,719
Series 2011A
07/01/41	5.000%	2,000,000	2,167,420
NYU Hospital Center
Series 2007B
07/01/37	5.625%	1,000,000	1,091,410
New York Hospital Medical Center
Series 2007 (FHA)
02/15/37	4.750%	975,000	1,010,802
New York University Hospital Center
Series 2006A
07/01/20	5.000%	500,000	560,465
Series 2007B
07/01/24	5.250%	640,000	702,285
Series 2011A
07/01/31	5.750%	800,000	931,312
North Shore Long Island Jewish
Series 2009A
05/01/37	5.500%	2,000,000	2,274,560
North Shore-Long Island Jewish
Series 2011A
05/01/41	5.000%	1,500,000	1,643,370
North Shore-Long Island Jewish Obligation Group
Series 2007A
05/01/32	5.000%	1,000,000	1,069,130
Orange Regional Medical Center
Series 2008
12/01/29	6.125%	1,900,000	2,109,228
Sloan-Kettering Memorial Center
Series 2006-1
07/01/35	5.000%	1,000,000	1,106,000
University of Rochester
Series 2007B
07/01/27	5.000%	1,000,000	1,127,120
Vassar Brothers Hospital
Series 1997 (AGM)
07/01/25	5.375%	1,500,000	1,505,340

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
Saratoga County Industrial Development Agency Revenue Bonds Saratoga Hospital Project Series 2007B
12/01/32	5.250%	$500,000	$529,725
Suffolk County Economic Development Corp. Revenue Bonds Catholic Health Services Series 2011
07/01/28	5.000%	3,500,000	3,985,275
Westchester County Healthcare Corp.
Revenue Bonds
Senior Lien
Series 2010C-2
11/01/37	6.125%	1,850,000	2,187,995
Series 2011A
11/01/30	5.000%	2,000,000	2,201,980
Total			39,471,208
HUMAN SERVICE PROVIDER 0.5%
Dutchess County Local Development Corp. Revenue Bonds Anderson Center Services, Inc. Project Series 2010
10/01/30	6.000%	1,000,000	1,056,690

INDEPENDENT POWER 0.5%
Suffolk County Industrial Development Agency Revenue Bonds Nissequogue Cogen Partners Facility Series 1998 AMT (a)
01/01/23	5.500%	1,000,000	1,000,000

INVESTOR OWNED 0.8%
New York State Energy Research & Development Authority Revenue Bonds Series 1993 (b)
04/01/20	12.114%	1,500,000	1,509,270

LOCAL APPROPRIATION 1.7%
Hudson Yards Infrastructure Corp. Revenue Bonds Series 2011A
02/15/47	5.750%	2,000,000	2,344,140
New York State Dormitory Authority Revenue Bonds Capital Appreciation-Court Facilities Series 1998 (e)
08/01/19	0.000%	1,200,000	1,075,416
Total			3,419,556

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION 3.9%
City of New York
Unlimited General Obligation Bonds
Series 2010B
08/01/21	5.000%	$500,000	$618,420
Subordinated Series 2009I-1
04/01/27	5.125%	1,500,000	1,766,865
City of Syracuse Unlimited General Obligation Bonds Airport Terminal Security Access Improvement Series 2011 AMT (a)
11/01/36	5.000%	1,750,000	1,881,285
County of Monroe Unlimited General Obligation Refunding & Public Improvement Bonds Series 1996 (NPFGC)
03/01/15	6.000%	1,250,000	1,385,000
Mount Sinai Union Free School District Unlimited General Obligation Refunding Bonds Series 1992 (AMBAC)
02/15/19	6.200%	1,005,000	1,305,997
Sullivan West Central School District Unlimited General Obligation Refunding Bonds Series 2012
04/15/24	5.000%	500,000	622,305
Total			7,579,872
MULTI-FAMILY 2.1%
Housing Development Corp.
Revenue Bonds
Gateway Apartments
Series 2009A
09/15/25	4.500%	165,000	177,210
Series 2009C-1
11/01/34	5.500%	500,000	550,000
Series 2009M
11/01/45	5.150%	1,250,000	1,336,512
Onondaga Civic Development Corp. Revenue Bonds Upstate Properties Development, Inc. Series 2011
12/01/41	5.250%	1,945,000	2,142,262
Total			4,205,984
MUNICIPAL POWER 3.4%
Long Island Power Authority
Revenue Bonds
Series 2008A
05/01/33	6.000%	1,000,000	1,209,890
Series 2009A
04/01/23	5.000%	750,000	882,743
Series 2012A
09/01/37	5.000%	4,000,000	4,487,880
Total			6,580,513

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NURSING HOME 0.4%
Amherst Industrial Development Agency Revenue Bonds Beechwood Health Care Center, Inc. Series 2007
01/01/40	5.200%	$750,000	$709,380

OTHER BOND ISSUE 0.3%
Westchester County Industrial Development Agency Revenue Bonds Guiding Eyes for the Blind Series 2004
08/01/24	5.375%	550,000	576,846

OTHER INDUSTRIAL DEVELOPMENT BOND 2.3%
New York State Energy Research & Development Authority Revenue Bonds Brooklyn Union Gas Co. Project Series 1996 (NPFGC)
01/01/21	5.500%	2,000,000	2,007,320
Onondaga County Industrial Development Agency Revenue Bonds Bristol-Meyers Squibb Co. Project Series 1994 AMT (a)
03/01/24	5.750%	2,000,000	2,516,200
Total			4,523,520
POOL / BOND BANK 4.3%
New York State Dormitory Authority Revenue Bonds School Districts Financing Program Series 2009C (AGM)
10/01/36	5.125%	1,000,000	1,118,290
New York State Environmental Facilities Corp.
Revenue Bonds
Revolving Funds New York City Municipal Water Project
Series 2002K
06/15/28	5.000%	1,000,000	1,001,610
Revolving Funds-Pooled Financing
Series 2005B
04/15/35	5.500%	1,000,000	1,438,620
Series 2009A
06/15/34	5.000%	4,000,000	4,828,960
Total			8,387,480
PORTS 3.6%
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 85th
Series 1993
03/01/28	5.375%	2,000,000	2,544,560
Consolidated 93rd
Series 1994
06/01/94	6.125%	2,250,000	2,818,102

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PORTS (CONTINUED)
Port Authority of New York & New Jersey (a)
Revenue Bonds
Consolidated 143rd
Series 2006 (AGM) AMT
10/01/21	5.000%	$1,000,000	$1,107,320
Consolidated 147th
Series 2007 (NPFGC/FGIC) AMT
10/15/26	5.000%	500,000	546,085
Total			7,016,067
PREP SCHOOL 0.8%
New York City Industrial Development Agency Revenue Bonds Marymont School of New York Project Series 2001 (ACA)
09/01/21	5.125%	625,000	638,663
New York State Dormitory Authority Revenue Bonds Convent-Sacred Heart Series 2011 (AGM)
11/01/35	5.625%	750,000	892,222
Total			1,530,885
RECREATION 1.6%
Build NYC Resource Corp. Revenue Bonds YMCA of Greater NY Project Series 2012
08/01/32	5.000%	500,000	565,075
New York City Industrial Development Agency
Revenue Bonds
Queens Baseball Stadium Pilot
Series 2006 (AMBAC)
01/01/24	5.000%	500,000	515,140
Yankee Stadium Pilot
Series 2009 (AGM)
03/01/49	7.000%	250,000	307,015
New York City Trust for Cultural Resources
Refunding Revenue Bonds
Museum of Modern Art
Series 2008-1A
04/01/31	5.000%	750,000	866,250
Revenue Bonds
Lincoln Center
Series 2008C
12/01/18	5.250%	750,000	909,458
Total			3,162,938
REFUNDED / ESCROWED 1.5%
Greece Central School District Unlimited General Obligation Bonds Series 1992 (FGIC)
06/15/16	6.000%	500,000	606,875

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
REFUNDED / ESCROWED (CONTINUED)
Triborough Bridge & Tunnel Authority Prerefunded 01/01/22 Revenue Bonds General Purpose Series 1999B
01/01/30	5.500%	$1,800,000	$2,394,684
Total			3,001,559
RETIREMENT COMMUNITIES 2.1%
Broome County Industrial Development Agency
Revenue Bonds
Good Shepard Village
Series 2008A
07/01/28	6.750%	500,000	523,345
07/01/40	6.875%	250,000	259,735
Suffolk County Economic Development Corp. Refunding Revenue Bonds Peconic Landing Southold Series 2010
12/01/40	6.000%	1,225,000	1,356,810
Suffolk County Industrial Development Agency Refunding Revenue Bonds Jeffersons Ferry Project Series 2006
11/01/28	5.000%	1,335,000	1,364,971
Ulster County Industrial Development Agency Revenue Bonds Series 2007A
09/15/42	6.000%	1,000,000	698,610
Total			4,203,471
SINGLE FAMILY 1.5%
New York Mortgage Agency (a)
Revenue Bonds
Homeowner Mortgage
Series 1998-69 AMT
10/01/28	5.500%	355,000	355,444
Series 1999-82 AMT
04/01/30	5.650%	160,000	160,214
Series 2002-101 AMT
04/01/32	5.400%	945,000	946,002
Series 2007-140 AMT
10/01/21	4.600%	500,000	526,445
Series 2007-148 AMT
10/01/32	5.200%	970,000	1,025,649
Total			3,013,754
SPECIAL NON PROPERTY TAX 11.1%
Metropolitan Transportation Authority
Revenue Bonds
Series 2009A
11/15/26	5.300%	700,000	817,446
Series 2009B
11/15/34	5.000%	4,500,000	5,078,835

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL NON PROPERTY TAX (CONTINUED)
Nassau County Interim Finance Authority Revenue Bonds Secured Sales Tax Series 2009A
11/15/24	5.000%	$250,000	$294,223
New York City Transitional Finance Authority Building Aid
Revenue Bonds
Fiscal 2009
Series 2009S-3
01/15/22	5.000%	1,000,000	1,206,720
Series 2009S-5
01/15/32	5.000%	1,000,000	1,134,140
New York City Transitional Finance Authority Subordinated Revenue Bonds Future Tax Secured Series 2007B
11/01/26	5.000%	1,035,000	1,194,142
New York State Dormitory Authority
Refunding Revenue Bonds
General Purpose
Series 2012A
06/15/31	5.000%	2,250,000	2,704,072
Revenue Bonds
Education
Series 2008B
03/15/36	5.750%	500,000	604,335
Series 2009A
03/15/28	5.000%	1,545,000	1,832,277
Series 2009A
02/15/34	5.000%	1,400,000	1,625,232
New York State Thruway Authority
Revenue Bonds
Series 2005A (NPFGC)
04/01/25	5.000%	500,000	549,155
Series 2009A-1
04/01/29	5.000%	1,000,000	1,150,620
New York State Urban Development Corp. Revenue Bonds State Personal Income Tax Series 2009B-1
03/15/36	5.000%	1,500,000	1,725,285
Puerto Rico Sales Tax Financing Corp. 1st Subordinated Revenue Bonds Series 2010C (f)
08/01/41	5.250%	1,750,000	1,862,752
Total			21,779,234
STATE APPROPRIATED 3.1%
Erie County Industrial Development Agency (The) Revenue Bonds School District Buffalo Project Series 2011A
05/01/32	5.250%	1,000,000	1,160,290

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
STATE APPROPRIATED (CONTINUED)
New York Local Government Assistance Corp. Refunding Revenue Bonds Senior Lien Series 2007A
04/01/19	5.000%	$1,000,000	$1,179,620
New York State Dormitory Authority
Revenue Bonds
Consolidated City University Systems 2nd Generation
Series 1993A
07/01/20	6.000%	2,000,000	2,519,720
State University Educational Facilities
Series 2000C (AGM)
05/15/17	5.750%	1,000,000	1,223,650
Total			6,083,280
STUDENT LOAN —%
New York Mortgage Agency Revenue Bonds New York State Higher Education Finance Series 2009
11/01/26	4.750%	75,000	82,135

TRANSPORTATION 4.0%
Metropolitan Transportation Authority
Revenue Bonds
Series 2005B (AMBAC)
11/15/23	5.250%	1,250,000	1,573,475
Series 2005F
11/15/35	5.000%	500,000	526,580
Series 2006A
11/15/22	5.000%	750,000	853,402
Series 2010D
11/15/34	5.000%	1,350,000	1,507,923
Series 2011D
11/15/36	5.000%	1,000,000	1,121,400
Series 2012E
11/15/31	5.000%	2,000,000	2,298,260
Total			7,881,040
TURNPIKE / BRIDGE / TOLL ROAD 2.8%
New York State Thruway Authority
Revenue Bonds
General Revenue
Series 2012I
01/01/32	5.000%	2,000,000	2,302,940
Series 2005F (AMBAC)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TURNPIKE / BRIDGE / TOLL ROAD (CONTINUED)
01/01/25	5.000%	$2,000,000	$2,178,980
Triborough Bridge & Tunnel Authority Refunding Revenue Bonds Series 2002B
11/15/29	5.125%	1,000,000	1,011,920
Total			5,493,840
WATER & SEWER 5.1%
Great Neck North Water Authority Revenue Bonds Series 2008
01/01/33	5.000%	690,000	766,887
New York City Municipal Water Finance Authority
Revenue Bonds
Fiscal 2009
Series 2008A
06/15/40	5.750%	1,000,000	1,205,540
Series 2008CC
06/15/34	5.000%	3,500,000	4,018,280
Series 2009EE
06/15/40	5.250%	500,000	576,755
Series 2009FF-2
06/15/40	5.500%	1,000,000	1,177,950
Series 2012FF
06/15/33	5.000%	1,000,000	1,170,700
Rensselaer County Water Service & Sewer Authority Revenue Bonds Water Service Series 2008
09/01/38	5.250%	1,000,000	1,093,390
Total			10,009,502
Total Municipal Bonds (Cost: $171,609,684)			$192,186,150

	Shares	Value

Money Market Funds 1.4%

Dreyfus New York AMT-Free Municipal Money Market Fund, 0.010% (g)	1,604,840	$1,604,748
JPMorgan Tax Free Money Market Fund, 0.000% (g)	1,123,552	1,123,552
Total Money Market Funds (Cost: $2,728,300)		$2,728,300
Total Investments
(Cost: $174,337,984) (h)		$194,914,450(i)
Other Assets & Liabilities, Net		1,104,859
Total Net Assets		$196,019,309

Notes to Portfolio of Investments
(a)	Income from this security may be subject to alternative minimum tax.
(b)	Variable rate security. The interest rate shown reflects the rate as of July 31, 2012.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2012, the value of these securities amounted to $506,910 or 0.26% of net assets.

(d)	Represents a security purchased on a when-issued or delayed delivery basis.
(e)	Zero coupon bond.
(f)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At July 31, 2012, the value of these securities amounted to $1,862,752 or 0.95% of net assets.

(g)	The rate shown is the seven-day current annualized yield at July 31, 2012.
(h)

At July 31, 2012, the cost of securities for federal income tax purposes was approximately $174,338,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$20,911,000
Unrealized Depreciation	(335,000)
Net Unrealized Appreciation	$20,576,000

(i)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ACA	ACA Financial Guaranty Corporation
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Authority
NPFGC	National Public Finance Guarantee Corporation
XLCA	XL Capital Assurance

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	192,186,150	—	192,186,150
Total Bonds	—	192,186,150	—	192,186,150

Other
Money Market Funds	2,728,300	—	—	2,728,300

Total Other	2,728,300	—	—	2,728,300
Total	2,728,300	192,186,150	—	194,914,450

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	September 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	September 24, 2012

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	September 24, 2012